UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 06/18
SEMI-ANNUAL REPORT (UNAUDITED)
For the period ending June 30, 2018
• JNL® Series Trust
• Sub-Advised Funds
• JNL Variable Fund LLC
This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisory IISM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Private Wealth ShieldSM, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).
Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951
JACKSON®

JNL Variable Fund LLC (Unaudited) Schedules of Investments June 30, 2018

JNL/Mellon Capital Consumer Discretionary Sector Fund

Composition as of June 30, 2018:
Consumer Discretionary	96.5%
Rights	-
Securities Lending Collateral	3.3
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Capital DowSM Index Fund

Composition as of June 30, 2018:
Industrials	21.9%
Information Technology	17.9
Financials	15.0
Consumer Discretionary	14.8
Health Care	12.8
Consumer Staples	7.4
Energy	5.8
Materials	1.8
Telecommunication Services	1.4
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/Mellon Capital Energy Sector Fund

Composition as of June 30, 2018:
Energy	97.0%
Securities Lending Collateral	2.8
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund

Composition as of June 30, 2018:
Financials	98.3%
Real Estate	0.9
Rights	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund

Composition as of June 30, 2018:
Health Care	97.6%
Rights	-
Securities Lending Collateral	2.4
Other Short Term Investments	-
Total Investments	100.0%

JNL/Mellon Capital Information Technology Sector Fund

Composition as of June 30, 2018:
Information Technology	98.6%
Telecommunication Services	-
Securities Lending Collateral	0.9
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Capital JNL 5 Fund

Composition as of June 30, 2018:
Consumer Discretionary	21.6%
Industrials	14.5
Information Technology	13.9
Health Care	10.8
Energy	10.1
Financials	10.0
Consumer Staples	6.6
Telecommunication Services	5.2
Materials	4.8
Real Estate	0.1
Securities Lending Collateral	2.3
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Capital MSCI World Index Fund

Composition as of June 30, 2018:
Information Technology	18.3%
Financials	16.6
Consumer Discretionary	12.8
Health Care	11.9
Industrials	11.0
Consumer Staples	8.2
Energy	6.6
Materials	4.9
Real Estate	3.0
Utilities	3.0
Telecommunication Services	2.6
Rights	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Capital Nasdaq 100 Index Fund

Composition as of June 30, 2018:
Information Technology	59.0%
Consumer Discretionary	22.3
Health Care	9.0
Consumer Staples	3.9
Industrials	1.9
Telecommunication Services	0.7
Other Short Term Investments	2.1
Securities Lending Collateral	1.1
Total Investments	100.0%

JNL/Mellon Capital S&P® SMid 60 Fund

Composition as of June 30, 2018:
Financials	30.8%
Energy	24.7
Consumer Discretionary	14.1
Industrials	10.8
Information Technology	4.6
Telecommunication Services	2.5
Utilities	2.2
Materials	2.1
Real Estate	2.0
Consumer Staples	1.2
Health Care	0.6
Securities Lending Collateral	4.0
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital Telecommunications Sector Fund

Composition as of June 30, 2018:
Telecommunication Services	90.6%
Securities Lending Collateral	8.9
Other Short Term Investments	0.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund *
COMMON STOCKS 99.9%
Consumer Discretionary 99.9%
Amazon.com Inc. (a)	138	235,247
Aptiv Plc	89	8,172
AutoZone Inc. (a)	9	6,139
Best Buy Co. Inc.	88	6,587
Booking Holdings Inc. (a)	16	32,900
Carmax Inc. (a)	61	4,430
Carnival Plc	143	8,216
CBS Corp. - Class B	116	6,515
Charter Communications Inc. - Class A (a)	56	16,485
Comcast Corp. - Class A	1,560	51,173
D.R. Horton Inc.	120	4,919
Darden Restaurants Inc.	42	4,448
Dollar General Corp.	91	8,983
Dollar Tree Inc. (a)	80	6,765
Expedia Group Inc.	42	5,052
Ford Motor Co.	1,249	13,832
GCI Liberty Inc. - Class A (a)	32	1,431
General Motors Co.	425	16,753
Genuine Parts Co.	49	4,527
Hilton Grand Vacations Inc. (a)	33	1,131
Hilton Worldwide Holdings Inc.	96	7,581
Home Depot Inc.	393	76,647
Las Vegas Sands Corp.	132	10,102
Lennar Corp. - Class A	96	5,057
Liberty Global Plc - Class A (a)	67	1,839
Liberty Global Plc - Class C (a)	185	4,912
Lowe's Cos. Inc.	279	26,659
Lululemon Athletica Inc. (a)	34	4,261
Marriott International Inc. - Class A	102	12,966
McDonald's Corp.	267	41,832
MGM Resorts International	181	5,245
Mohawk Industries Inc. (a)	21	4,551
Netflix Inc. (a)	146	57,153
Newell Brands Inc.	165	4,249
Nike Inc. - Class B	436	34,759
Omnicom Group Inc.	77	5,898
O'Reilly Automotive Inc. (a)	28	7,681
Qurate Retail Group Inc. - Class A (a)	151	3,208
	Shares/Par[1]	Value ($)
Ross Stores Inc.	128	10,862
Royal Caribbean Cruises Ltd.	57	5,947
Starbucks Corp.	473	23,086
Tapestry Inc.	96	4,473
Target Corp.	174	13,250
Tesla Inc. (a) (b)	43	14,642
Tiffany & Co.	38	4,945
TJX Cos. Inc.	213	20,240
Twenty-First Century Fox Inc. - Class A	355	17,636
Twenty-First Century Fox Inc. - Class B	147	7,265
Ulta Beauty Inc. (a)	19	4,545
VF Corp.	113	9,221
Walt Disney Co.	506	53,030
Wynn Resorts Ltd.	33	5,467
Yum! Brands Inc.	112	8,726
Other Securities		287,261
Total Common Stocks (cost $920,399)		1,248,901
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	2,811	2,811
Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	42,089	42,089
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	130	130
Total Short Term Investments (cost $45,030)		45,030
Total Investments 103.5% (cost $965,429)		1,293,934
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (3.5)%		(43,524)
Total Net Assets 100.0%		1,250,415

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Consumer Discretionary Select Sector	21	September 2018	2,343	5	(20)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 98.9%
Consumer Discretionary 14.8%
Home Depot Inc.	230	44,724
McDonald's Corp.	229	35,919
Nike Inc. - Class B	229	18,266
Walt Disney Co.	229	24,026
		122,935
Consumer Staples 7.4%
Coca-Cola Co.	229	10,054
Procter & Gamble Co.	229	17,894
Walgreens Boots Alliance Inc.	229	13,758
Walmart Inc.	229	19,634
		61,340
Energy 5.8%
Chevron Corp.	229	28,983
Exxon Mobil Corp.	229	18,965
		47,948
Financials 15.1%
American Express Co.	229	22,465
Goldman Sachs Group Inc.	230	50,563
JPMorgan Chase & Co.	229	23,887
Travelers Cos. Inc.	230	28,045
		124,960
Health Care 12.8%
Johnson & Johnson	229	27,816
Merck & Co. Inc.	229	13,915
Pfizer Inc.	229	8,317
UnitedHealth Group Inc.	229	56,241
		106,289
Industrials 21.9%
3M Co.	229	45,096

	Shares/Par[1]	Value ($)
Boeing Co.	230	76,912
Caterpillar Inc.	229	31,101
United Technologies Corp.	229	28,662
		181,771
Information Technology 17.9%
Apple Inc.	229	42,434
Cisco Systems Inc.	229	9,864
Intel Corp.	230	11,395
International Business Machines Corp.	229	32,024
Microsoft Corp.	229	22,605
Visa Inc. - Class A	229	30,363
		148,685
Materials 1.8%
DowDuPont Inc.	230	15,111
Telecommunication Services 1.4%
Verizon Communications Inc.	230	11,533
Total Common Stocks (cost $607,728)		820,572
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (a) (b)	9,348	9,348
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (c) (d)	480	478
Total Short Term Investments (cost $9,826)		9,826
Total Investments 100.1% (cost $617,554)		830,398
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (0.1)%		(590)
Total Net Assets 100.0%		829,827

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Dow Jones Industrial Average E-Mini Index	83	September 2018	10,460	19	(390)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Energy Sector Fund *
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corp.	480	35,160
Andeavor Corp.	132	17,275
Antero Resources Corp. (a)	186	3,969
Apache Corp.	344	16,091
Baker Hughes a GE Co. LLC - Class A	381	12,591
Cabot Oil & Gas Corp.	417	9,925
Cheniere Energy Inc. (a)	182	11,872
Chesapeake Energy Corp. (a) (b)	822	4,309
Chevron Corp.	1,722	217,712
Cimarex Energy Co.	86	8,749
CNX Resources Corp. (a)	161	2,860
Concho Resources Inc. (a)	134	18,592
ConocoPhillips Co.	1,059	73,715
CONSOL Energy Inc. (a)	20	769
Continental Resources Inc. (a)	85	5,482
Core Laboratories NV (b)	40	5,030
Delek US Holdings Inc.	72	3,611
Devon Energy Corp.	474	20,849
Diamondback Energy Inc. (b)	89	11,644
Energen Corp. (a)	79	5,763
EnLink Midstream LLC	56	928
EOG Resources Inc.	522	64,903
EQT Corp.	239	13,166
Exxon Mobil Corp.	3,820	316,017
Halliburton Co.	789	35,537
Helmerich & Payne Inc.	98	6,259
Hess Corp.	256	17,104
HollyFrontier Corp.	152	10,396
Kinder Morgan Inc.	1,790	31,625
Marathon Oil Corp.	766	15,984
Marathon Petroleum Corp.	429	30,108
Murphy Oil Corp.	148	5,001
National Oilwell Varco Inc. (b)	343	14,873
Newfield Exploration Co. (a) (b)	181	5,466
Noble Energy Inc.	439	15,501
Occidental Petroleum Corp.	690	57,717
	Shares/Par[1]	Value ($)
ONEOK Inc.	370	25,850
Parsley Energy Inc. - Class A (a)	215	6,504
PBF Energy Inc. - Class A	95	3,987
Phillips 66	400	44,867
Pioneer Natural Resources Co.	154	29,054
Range Resources Corp. (b)	224	3,754
RSP Permian Inc. (a) (b)	129	5,689
Schlumberger Ltd.	1,248	83,622
Targa Resources Corp.	197	9,763
TechnipFMC Plc	400	12,710
Transocean Ltd. (a) (b)	398	5,351
Valero Energy Corp.	390	43,277
Whiting Petroleum Corp. (a)	82	4,318
Williams Cos. Inc.	746	20,219
WPX Energy Inc. (a)	360	6,485
Other Securities		111,221
Total Common Stocks (cost $1,512,474)		1,543,224
SHORT TERM INVESTMENTS 3.1%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	2,823	2,823
Securities Lending Collateral 2.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	45,377	45,377
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	210	209
Total Short Term Investments (cost $48,409)		48,409
Total Investments 102.9% (cost $1,560,883)		1,591,633
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (2.9)%		(45,426)
Total Net Assets 100.0%		1,546,211

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	4	September 2018	557	1	(13)
S&P MidCap 400 E-Mini Index	16	September 2018	3,210	3	(80)
				4	(93)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Financial Sector Fund *
COMMON STOCKS 99.8%
Financials 98.9%
Aflac Inc.	288	12,387
Allstate Corp.	131	11,969
American Express Co.	270	26,457
American International Group Inc.	334	17,685
Ameriprise Financial Inc.	54	7,539
Aon Plc - Class A	91	12,494
Bank of America Corp.	3,594	101,307
Bank of New York Mellon Corp. (a)	372	20,081
BB&T Corp.	288	14,527
Berkshire Hathaway Inc. - Class B (b)	471	87,975
BlackRock Inc.	44	22,184
Brighthouse Financial Inc. (b)	38	1,528
Capital One Financial Corp.	180	16,517
Charles Schwab Corp.	447	22,839
Chubb Ltd.	171	21,739
Citigroup Inc.	949	63,533
Citizens Financial Group Inc.	180	7,008
CME Group Inc.	126	20,621
Comerica Inc.	64	5,806
Discover Financial Services	131	9,239
E*TRADE Financial Corp. (b)	98	5,996
Fifth Third Bancorp	256	7,335
First Republic Bank	60	5,808
Goldman Sachs Group Inc.	133	29,393
Hartford Financial Services Group Inc.	131	6,716
Huntington Bancshares Inc.	409	6,037
Intercontinental Exchange Inc.	216	15,852
JPMorgan Chase & Co.	1,267	131,991
KeyCorp	391	7,635
M&T Bank Corp.	53	8,987
Marsh & McLennan Cos. Inc.	188	15,398
MetLife Inc.	328	14,304
Moody's Corp.	64	10,834
Morgan Stanley	496	23,494
Northern Trust Corp.	79	8,151
PNC Financial Services Group Inc.	175	23,593
Principal Financial Group Inc.	107	5,679
Progressive Corp.	215	12,725

	Shares/Par[1]	Value ($)
Prudential Financial Inc.	156	14,582
Regions Financial Corp.	414	7,365
S&P Global Inc.	94	19,088
State Street Corp.	136	12,645
SunTrust Banks Inc.	173	11,438
Synchrony Financial	267	8,916
T. Rowe Price Group Inc.	90	10,463
TD Ameritrade Holding Corp.	105	5,770
Travelers Cos. Inc.	100	12,268
U.S. Bancorp	579	28,984
Wells Fargo & Co.	1,727	95,717
Willis Towers Watson Plc	49	7,419
Other Securities		344,344
		1,422,362
Real Estate 0.9%
Other Securities		12,803
Total Common Stocks (cost $1,165,693)		1,435,165
RIGHTS 0.0%
Other Securities		2
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (a) (c)	2,409	2,409
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (a) (c)	8,634	8,634
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	220	219
Total Short Term Investments (cost $11,262)		11,262
Total Investments 100.6% (cost $1,176,957)		1,446,429
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.6)%		(8,404)
Total Net Assets 100.0%		1,438,028

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	20,089	520	548	181	250	(230)	20,081	1.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	22	September 2018	3,041	2	(47)
S&P MidCap 400 E-Mini Index	5	September 2018	1,001	1	(23)
				3	(70)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Healthcare Sector Fund *
COMMON STOCKS 99.9%
Consumer Staples 1.7%
CVS Health Corp.	793	51,035
Health Care 98.2%
Abbott Laboratories	1,363	83,153
AbbVie Inc.	1,186	109,912
Abiomed Inc. (a)	33	13,494
Aetna Inc.	256	46,898
Agilent Technologies Inc.	253	15,675
Alexion Pharmaceuticals Inc. (a)	174	21,599
Align Technology Inc. (a)	60	20,418
Allergan Plc	258	43,090
Amgen Inc.	528	97,495
Anthem Inc.	200	47,590
Baxter International Inc.	400	29,556
Becton Dickinson & Co.	208	49,855
Biogen Inc. (a)	166	48,136
BioMarin Pharmaceutical Inc. (a)	138	13,014
Boston Scientific Corp. (a)	1,075	35,146
Bristol-Myers Squibb Co.	1,276	70,602
Cardinal Health Inc.	248	12,088
Celgene Corp. (a)	590	46,875
Centene Corp. (a)	159	19,584
Cerner Corp. (a)	234	13,973
CIGNA Corp.	190	32,225
Danaher Corp.	491	48,427
Edwards Lifesciences Corp. (a)	164	23,906
Eli Lilly & Co.	770	65,688
Express Scripts Holding Co. (a)	441	34,067
Gilead Sciences Inc.	1,026	72,716
HCA Healthcare Inc.	219	22,461
Humana Inc.	108	32,086
Idexx Laboratories Inc. (a)	68	14,824
Illumina Inc. (a)	115	32,099
Intuitive Surgical Inc. (a)	88	42,004
IQVIA Holdings Inc. (a)	121	12,056
Johnson & Johnson	2,095	254,157
Laboratory Corp. of America Holdings (a)	80	14,283
McKesson Corp.	161	21,526
	Shares/Par[1]	Value ($)
Medtronic Plc	1,059	90,666
Merck & Co. Inc.	2,105	127,771
Mylan NV (a)	399	14,410
Pfizer Inc.	4,647	168,611
Quest Diagnostics Inc.	106	11,675
Regeneron Pharmaceuticals Inc. (a)	62	21,516
Stryker Corp.	264	44,508
Thermo Fisher Scientific Inc.	314	64,975
UnitedHealth Group Inc.	755	185,347
Vertex Pharmaceuticals Inc. (a)	199	33,899
Waters Corp. (a)	62	11,970
Zimmer Biomet Holdings Inc.	159	17,775
Zoetis Inc. - Class A	379	32,321
Other Securities		555,442
		2,941,564
Total Common Stocks (cost $2,491,191)		2,992,599
RIGHTS 0.0%
Other Securities		453
Total Rights (cost $157)		453
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	776	776
Securities Lending Collateral 2.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	73,324	73,324
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	265	264
Total Short Term Investments (cost $74,364)		74,364
Total Investments 102.4% (cost $2,565,712)		3,067,416
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (2.4)%		(71,718)
Total Net Assets 100.0%		2,995,699

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	11	September 2018	925	(2)	(19)
S&P 500 E-Mini Index	28	September 2018	3,876	3	(65)
				1	(84)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund *
COMMON STOCKS 99.6%
Information Technology 99.6%
Accenture Plc - Class A	240	39,286
Activision Blizzard Inc.	281	21,439
Adobe Systems Inc. (a)	191	46,665
Alphabet Inc. - Class A (a)	116	131,393
Alphabet Inc. - Class C (a)	123	136,933
Amphenol Corp. - Class A	119	10,336
Analog Devices Inc.	144	13,839
Apple Inc.	1,977	366,047
Applied Materials Inc.	410	18,919
Autodesk Inc. (a)	86	11,222
Automatic Data Processing Inc.	173	23,171
Broadcom Inc.	160	38,785
Cisco Systems Inc.	1,878	80,831
Cognizant Technology Solutions Corp. - Class A	229	18,112
Corning Inc.	334	9,178
DXC Technology Co.	111	8,954
eBay Inc. (a)	376	13,642
Electronic Arts Inc. (a)	120	16,882
Facebook Inc. - Class A (a)	934	181,472
Fidelity National Information Services Inc.	129	13,702
Fiserv Inc. (a)	161	11,950
FleetCor Technologies Inc. (a)	35	7,399
Global Payments Inc.	62	6,913
Hewlett Packard Enterprise Co.	609	8,893
HP Inc.	637	14,454
Intel Corp.	1,825	90,707
International Business Machines Corp.	359	50,102
Intuit Inc.	95	19,377
Lam Research Corp.	64	11,007
MasterCard Inc. - Class A	364	71,541
Microchip Technology Inc. (b)	91	8,293
Micron Technology Inc. (a)	451	23,626
Microsoft Corp.	2,851	281,125
Motorola Solutions Inc.	63	7,368
NetApp Inc.	104	8,187
Nvidia Corp.	224	53,093

	Shares/Par[1]	Value ($)
Oracle Corp.	1,209	53,257
Palo Alto Networks Inc. (a)	36	7,347
Paychex Inc.	126	8,636
PayPal Holdings Inc. (a)	444	36,974
QUALCOMM Inc.	577	32,358
Red Hat Inc. (a)	69	9,239
Salesforce.com Inc. (a)	267	36,451
ServiceNow Inc. (a)	68	11,771
TE Connectivity Ltd.	137	12,343
Texas Instruments Inc.	383	42,234
Twitter Inc. (a)	264	11,520
Visa Inc. - Class A	703	93,090
Western Digital Corp.	116	8,961
Worldpay Inc. - Class A (a)	116	9,489
Other Securities		451,549
		2,700,062
Telecommunication Services 0.0%
Other Securities		850
Total Common Stocks (cost $1,658,383)		2,700,912
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	12,011	12,011
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	25,463	25,463
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	570	568
Total Short Term Investments (cost $38,042)		38,042
Total Investments 101.0% (cost $1,696,425)		2,738,954
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (1.0)%		(26,946)
Total Net Assets 100.0%		2,712,018

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	78	September 2018	11,227	10	(203)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital JNL 5 Fund *
COMMON STOCKS 99.6%
Consumer Discretionary 22.1%
American Eagle Outfitters Inc.	1,571	36,532
Aptiv Plc	805	73,799
Carnival Plc	428	24,549
Foot Locker Inc.	620	32,658
Gap Inc.	875	28,356
Genuine Parts Co.	294	27,005
HanesBrands Inc. (a)	1,343	29,578
International Game Technology Plc (a)	1,060	24,627
Leggett & Platt Inc.	597	26,640
Marks & Spencer Group Plc	11,421	44,313
Marriott International Inc. - Class A	528	66,793
Nordstrom Inc.	598	30,958
Sands China Ltd.	9,392	50,275
Tapestry Inc.	632	29,515
Williams-Sonoma Inc. (a)	544	33,421
Other Securities		225,896
		784,915
Consumer Staples 6.7%
Campbell Soup Co. (a)	605	24,530
Coca-Cola Co.	2,589	113,535
Procter & Gamble Co.	785	61,270
Other Securities		40,320
		239,655
Energy 10.3%
BP Plc	6,633	50,379
Chevron Corp.	559	70,736
China Petroleum & Chemical Corp. - Class H	60,664	54,496
Exxon Mobil Corp.	825	68,290
Murphy Oil Corp.	874	29,530
Phillips 66	280	31,435
Schlumberger Ltd.	392	26,273
Valero Energy Corp.	305	33,770
		364,909
Financials 10.2%
Bank of China Ltd. - Class H	93,415	46,381
China Construction Bank Corp. - Class H	49,181	45,567
HSBC Holdings Plc	4,648	43,718
Lloyds Banking Group Plc	51,678	42,848
Progressive Corp.	1,296	76,660
Other Securities		106,945
		362,119
Health Care 11.0%
Anthem Inc.	311	74,036
Merck & Co. Inc.	1,257	76,276
Pfizer Inc.	3,246	117,765
Other Securities		123,351
		391,428
Industrials 14.8%
Boeing Co.	241	80,897
	Shares/Par[1]	Value ($)
Caterpillar Inc.	449	60,977
Deere & Co.	448	62,682
Eaton Corp. Plc	355	26,521
Emerson Electric Co.	401	27,723
General Electric Co.	6,434	87,570
KAR Auction Services Inc.	557	30,533
Watsco Inc.	168	29,925
Other Securities		120,696
		527,524
Information Technology 14.2%
Cisco Systems Inc.	3,063	131,811
DXC Technology Co.	722	58,164
International Business Machines Corp.	442	61,709
Micron Technology Inc. (b)	1,526	80,018
Other Securities		173,695
		505,397
Materials 4.9%
CF Industries Holdings Inc.	657	29,171
Sherwin-Williams Co.	173	70,631
Other Securities		75,716
		175,518
Real Estate 0.1%
Other Securities		4,354
Telecommunication Services 5.3%
BT Group Plc	13,097	37,661
Verizon Communications Inc.	2,266	113,982
Vodafone Group Plc	14,996	36,330
		187,973
Total Common Stocks (cost $3,338,429)		3,543,792
SHORT TERM INVESTMENTS 2.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,203	3,203
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	81,571	81,571
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	760	757
Total Short Term Investments (cost $85,531)		85,531
Total Investments 102.0% (cost $3,423,960)		3,629,323
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net (2.0)%		(72,681)
Total Net Assets 100.0%		3,556,674

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	54	September 2018		4,541	(9)	(93)
FTSE 100 Index	21	September 2018	GBP	1,608	14	(16)
S&P 500 E-Mini Index	66	September 2018		9,198	7	(216)
					12	(325)

Forward Foreign Currency Contracts

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	BOA	09/19/18	GBP	(249)	(330)	4
USD/GBP	CIT	09/19/18	GBP	(249)	(330)	4
USD/GBP	GSC	09/19/18	GBP	(249)	(329)	5
USD/GBP	HSB	09/19/18	GBP	(190)	(251)	3
USD/GBP	UBS	09/19/18	GBP	(249)	(329)	4
					(1,569)	20

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI World Index Fund *
COMMON STOCKS 98.9%
Argentina 0.0%
Other Securities		113
Australia 2.5%
Other Securities		8,677
Austria 0.1%
Other Securities		305
Belgium 0.4%
Other Securities		1,354
Bermuda 0.0%
Other Securities		180
Canada 3.4%
Imperial Oil Ltd.	3	83
Other Securities		12,016
		12,099
Denmark 0.6%
Other Securities		2,099
Finland 0.4%
Other Securities		1,306
France 3.5%
Total SA	21	1,287
Other Securities		11,203
		12,490
Germany 3.1%
Other Securities		11,079
Hong Kong 1.2%
Hang Seng Bank Ltd.	7	165
Other Securities		4,145
		4,310
Ireland 1.0%
Other Securities		3,586
Israel 0.2%
Other Securities		656
Italy 0.8%
Other Securities		2,736
Japan 8.6%
Chugai Pharmaceutical Co. Ltd.	2	99
Hino Motors Ltd.	2	26
Oracle Corp. Japan	-	24
Toyota Motor Corp.	20	1,301
Other Securities		28,784
		30,234
Jersey 0.0%
Other Securities		65
Luxembourg 0.1%
Other Securities		341
Macau 0.0%
Other Securities		161
Netherlands 2.3%
Royal Dutch Shell Plc - Class A	40	1,385
Royal Dutch Shell Plc - Class B	33	1,165
Other Securities		5,529
		8,079
New Zealand 0.1%
Other Securities		248
Norway 0.3%
Other Securities		925
Portugal 0.1%
Other Securities		203
Singapore 0.5%
Other Securities		1,676
Spain 1.1%
Other Securities		3,734
Sweden 0.9%
Other Securities		3,180
	Shares/Par[1]	Value ($)
Switzerland 3.0%
Nestle SA	27	2,103
Novartis AG	19	1,466
Roche Holding AG	6	1,357
Other Securities		5,745
		10,671
United Arab Emirates 0.0%
Other Securities		34
United Kingdom 5.8%
BP Plc	172	1,309
HSBC Holdings Plc	174	1,628
Prudential Plc (a)	22	513
Other Securities		16,785
		20,235
United States of America 58.9%
AbbVie Inc.	13	1,243
Alphabet Inc. - Class A (b)	3	2,937
Alphabet Inc. - Class C (b)	3	3,060
Amazon.com Inc. (b)	4	6,097
Amgen Inc.	6	1,084
Apple Inc.	44	8,201
AT&T Inc.	63	2,031
Baker Hughes a GE Co. LLC - Class A	4	116
Bank of America Corp.	85	2,396
Bank of New York Mellon Corp. (a)	9	480
Berkshire Hathaway Inc. - Class B (b)	11	2,077
Boeing Co.	5	1,638
Chevron Corp.	17	2,105
Cisco Systems Inc.	42	1,811
Citigroup Inc.	22	1,503
Coca-Cola Co.	35	1,547
Comcast Corp. - Class A	41	1,333
DowDuPont Inc.	20	1,345
Exxon Mobil Corp.	37	3,056
Facebook Inc. - Class A (b)	21	4,059
General Electric Co.	76	1,028
Home Depot Inc.	10	1,986
Intel Corp.	41	2,028
International Business Machines Corp.	8	1,113
Johnson & Johnson	23	2,842
JPMorgan Chase & Co.	30	3,122
MasterCard Inc. - Class A	8	1,609
McDonald's Corp.	7	1,088
Merck & Co. Inc.	24	1,429
Microsoft Corp.	64	6,302
Netflix Inc. (b)	4	1,476
Nvidia Corp.	5	1,193
Oracle Corp.	27	1,202
PepsiCo Inc.	12	1,349
Pfizer Inc.	52	1,885
Philip Morris International Inc.	14	1,092
Procter & Gamble Co.	22	1,726
Synchrony Financial	6	211
UnitedHealth Group Inc.	8	2,072
Verizon Communications Inc.	36	1,809
Visa Inc. - Class A	16	2,084
Walmart Inc.	13	1,114
Walt Disney Co.	13	1,379
Wells Fargo & Co.	41	2,261
Other Securities		115,504
		207,023
Total Common Stocks (cost $330,651)		347,799
PREFERRED STOCKS 0.3%
Germany 0.2%
Other Securities		683
Switzerland 0.1%
Other Securities		137
Total Preferred Stocks (cost $838)		820
RIGHTS 0.0%
Italy 0.0%
Other Securities		1

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Spain 0.0%
Other Securities		6
Total Rights (cost $6)		7
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (a) (c)	1,536	1,536
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (c)	2,218	2,218
	Shares/Par[1]	Value ($)
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	190	189
Total Short Term Investments (cost $3,943)		3,943
Total Investments 100.3% (cost $335,438)		352,569
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.3)%		(988)
Total Net Assets 100.0%		351,592

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	499	—	19	5	1	(1)	480	0.1
Prudential Plc	598	—	18	10	1	(68)	513	0.1
	1,097	—	37	15	2	(69)	993	0.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	1	September 2018	AUD	152	—	1
Euro STOXX 50	12	September 2018	EUR	414	6	(8)
FTSE 100 Index	2	September 2018	GBP	153	1	(1)
S&P 500 E-Mini Index	14	September 2018		1,945	2	(40)
S&P/Toronto Stock Exchange 60 Index	1	September 2018	CAD	191	1	1
Tokyo Price Index	2	September 2018	JPY	35,558	1	(9)
					11	(56)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/19/18	AUD	4	3	—
AUD/USD	CIT	09/19/18	AUD	4	3	—
AUD/USD	HSB	09/19/18	AUD	3	2	—
AUD/USD	MSC	09/19/18	AUD	4	3	—
AUD/USD	UBS	09/19/18	AUD	4	3	—
CAD/USD	BOA	09/19/18	CAD	2	2	—
CAD/USD	CIT	09/19/18	CAD	2	2	—
CAD/USD	HSB	09/19/18	CAD	2	1	—
CAD/USD	MSC	09/19/18	CAD	2	2	—
CAD/USD	UBS	09/19/18	CAD	2	1	—
EUR/USD	BOA	09/19/18	EUR	15	18	—
EUR/USD	CIT	09/19/18	EUR	15	18	—
EUR/USD	HSB	09/19/18	EUR	81	95	—
EUR/USD	MSC	09/19/18	EUR	15	18	—
EUR/USD	UBS	09/19/18	EUR	119	140	1
GBP/USD	BOA	09/19/18	GBP	4	5	—
GBP/USD	CIT	09/19/18	GBP	4	5	—
GBP/USD	HSB	09/19/18	GBP	3	4	—
GBP/USD	MSC	09/19/18	GBP	4	5	—
GBP/USD	UBS	09/19/18	GBP	4	5	—
JPY/USD	BOA	09/19/18	JPY	242	2	—
JPY/USD	CIT	09/19/18	JPY	242	2	—
JPY/USD	HSB	09/19/18	JPY	184	2	—
JPY/USD	MSC	09/19/18	JPY	242	2	—
JPY/USD	UBS	09/19/18	JPY	242	2	—
USD/EUR	HSB	09/19/18	EUR	(34)	(40)	—
USD/EUR	SCB	09/19/18	EUR	(34)	(40)	(1)
USD/EUR	SCB	09/19/18	EUR	(34)	(39)	—
					226	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 97.9%
Consumer Discretionary 22.6%
Amazon.com Inc. (a)	152	258,395
Booking Holdings Inc. (a)	15	30,595
Charter Communications Inc. - Class A (a)	74	21,800
Comcast Corp. - Class A	1,442	47,320
Ctrip.com International Ltd. - ADR (a)	146	6,951
DISH Network Corp. - Class A (a)	70	2,359
Dollar Tree Inc. (a)	75	6,332
Expedia Group Inc.	43	5,157
Hasbro Inc.	39	3,558
JD.com Inc. - Class A - ADR (a)	289	11,258
Liberty Global Plc - Class A (a)	71	1,942
Liberty Global Plc - Class C (a)	179	4,762
Marriott International Inc. - Class A	111	14,090
Netflix Inc. (a)	136	53,306
O'Reilly Automotive Inc. (a)	26	7,033
Qurate Retail Group Inc. - Class A (a)	140	2,966
Ross Stores Inc.	120	10,185
Sirius XM Holdings Inc. (b)	1,399	9,470
Starbucks Corp.	433	21,136
Tesla Inc. (a) (b)	53	18,242
Twenty-First Century Fox Inc. - Class A	330	16,408
Twenty-First Century Fox Inc. - Class B	250	12,325
Ulta Beauty Inc. (a)	19	4,426
Wynn Resorts Ltd.	34	5,690
		575,706
Consumer Staples 3.9%
Costco Wholesale Corp.	137	28,731
Kraft Heinz Foods Co.	382	23,994
Mondelez International Inc. - Class A	464	19,008
Monster Beverage Corp. (a)	176	10,080
Walgreens Boots Alliance Inc.	311	18,645
		100,458
Health Care 9.1%
Alexion Pharmaceuticals Inc. (a)	70	8,654
Align Technology Inc. (a)	25	8,519
Amgen Inc.	208	38,398
Biogen Inc. (a)	66	19,187
BioMarin Pharmaceutical Inc. (a)	55	5,134
Celgene Corp. (a)	228	18,071
Cerner Corp. (a)	104	6,215
Dentsply Sirona Inc.	71	3,124
Express Scripts Holding Co. (a)	176	13,575
Gilead Sciences Inc.	408	28,868
Henry Schein Inc. (a)	49	3,555
Hologic Inc. (a)	86	3,431
Idexx Laboratories Inc. (a)	27	5,919
Illumina Inc. (a)	46	12,862
Incyte Corp. (a)	65	4,384
Intuitive Surgical Inc. (a)	36	16,982
Mylan NV (a)	162	5,848
Regeneron Pharmaceuticals Inc. (a)	33	11,451
Shire Plc - ADR	21	3,623
Vertex Pharmaceuticals Inc. (a)	80	13,568
		231,368
Industrials 1.9%
American Airlines Group Inc.	147	5,594
Cintas Corp.	33	6,130
CSX Corp.	274	17,504
Fastenal Co.	89	4,284
JB Hunt Transport Services Inc.	34	4,139
PACCAR Inc.	109	6,763
Verisk Analytics Inc. (a)	51	5,507
		49,921
Information Technology 59.6%
Activision Blizzard Inc.	238	18,200
Adobe Systems Inc. (a)	154	37,616

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (a)	94	105,654
Alphabet Inc. - Class C (a)	109	121,971
Analog Devices Inc.	116	11,145
Apple Inc.	1,540	285,083
Applied Materials Inc.	317	14,620
ASML Holding NV - ADR (b)	23	4,636
Autodesk Inc. (a)	68	8,925
Automatic Data Processing Inc.	138	18,499
Baidu.com - Class A - ADR (a)	88	21,372
Broadcom Inc.	129	31,224
CA Inc.	131	4,653
Cadence Design Systems Inc. (a)	88	3,824
Check Point Software Technologies Ltd. (a)	51	4,932
Cisco Systems Inc.	1,475	63,474
Citrix Systems Inc. (a)	43	4,462
Cognizant Technology Solutions Corp. - Class A	183	14,478
eBay Inc. (a)	312	11,301
Electronic Arts Inc. (a)	96	13,513
Facebook Inc. - Class A (a)	751	146,023
Fiserv Inc. (a)	128	9,513
Intel Corp.	1,460	72,575
Intuit Inc.	80	16,423
KLA-Tencor Corp.	48	4,968
Lam Research Corp.	51	8,882
Maxim Integrated Products Inc.	87	5,130
MercadoLibre Inc.	14	4,123
Microchip Technology Inc. (b)	73	6,630
Micron Technology Inc. (a)	363	19,053
Microsoft Corp.	2,407	237,368
NetEase.com Inc. - ADR	24	6,042
Nvidia Corp.	190	45,049
Paychex Inc.	112	7,630
PayPal Holdings Inc. (a)	373	31,064
QUALCOMM Inc.	464	26,067
Seagate Technology	89	5,026
Skyworks Solutions Inc.	57	5,488
Symantec Corp.	191	3,944
Synopsys Inc. (a)	46	3,929
Take-Two Interactive Software Inc. (a)	36	4,240
Texas Instruments Inc.	307	33,814
Western Digital Corp.	94	7,257
Workday Inc. - Class A (a)	46	5,544
Xilinx Inc.	79	5,172
		1,520,536
Telecommunication Services 0.8%
T-Mobile US Inc. (a)	266	15,878
Vodafone Group Plc - ADR	148	3,591
		19,469
Total Common Stocks (cost $1,779,965)		2,497,458
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	51,397	51,397
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	27,648	27,648
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	2,490	2,481
Total Short Term Investments (cost $81,526)		81,526
Total Investments 101.1% (cost $1,861,491)		2,578,984
Other Derivative Instruments 0.0%		43
Other Assets and Liabilities, Net (1.1)%		(26,892)
Total Net Assets 100.0%		2,552,135

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	391	September 2018	56,313	43	(1,051)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.5%
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A	347	8,485
American Axle & Manufacturing Holdings Inc. (a)	346	5,381
Dillard's Inc. - Class A (b)	219	20,744
Express Inc. (a)	656	6,000
Gannett Co. Inc.	564	6,038
Genesco Inc. (a)	191	7,589
Group 1 Automotive Inc.	86	5,426
Hibbett Sports Inc. (a) (b)	301	6,896
J.C. Penney Co. Inc. (a) (b)	1,695	3,966
KB Home	378	10,297
		80,822
Consumer Staples 1.2%
Darling Ingredients Inc. (a)	342	6,808
Energy 25.8%
Cloud Peak Energy Inc. (a)	1,287	4,493
CNX Resources Corp. (a)	837	14,884
Diamond Offshore Drilling Inc. (a) (b)	644	13,441
Ensco Plc - Class A (b)	1,840	13,362
HighPoint Resources Corp. (a)	1,186	7,210
Murphy Oil Corp.	383	12,932
Noble Corp. Plc (a)	1,249	7,907
PDC Energy Inc. (a)	120	7,233
QEP Resources Inc. (a)	1,198	14,689
Rowan Cos. Plc - Class A (a)	729	11,819
SM Energy Co.	517	13,291
Transocean Ltd. (a) (b)	1,065	14,314
Unit Corp. (a)	266	6,798
		142,373
Financials 32.1%
American Equity Investment Life Holding Co.	200	7,194
Associated Bancorp	495	13,522
Banc of California Inc. (b)	305	5,958
CNO Financial Group Inc.	503	9,574
First Bancorp Inc. (a)	1,221	9,339
Hancock Whitney Co.	248	11,574
Hanover Insurance Group Inc.	117	13,956
HomeStreet Inc. (a)	219	5,893
Horace Mann Educators Corp.	145	6,460
Legg Mason Inc.	305	10,597
MB Financial Inc.	283	13,199
New York Community Bancorp Inc.	953	10,520
Old Republic International Corp.	595	11,845
Piper Jaffray Cos.	71	5,484
Reinsurance Group of America Inc.	80	10,680
Stifel Financial Corp.	200	10,434
Wintrust Financial Corp.	152	13,250
World Acceptance Corp. (a)	72	7,971
		177,450
	Shares/Par[1]	Value ($)
Health Care 0.6%
Lannett Co. Inc. (a) (b)	260	3,538
Industrials 11.2%
AECOM (a)	322	10,626
ArcBest Corp.	172	7,855
GATX Corp. (b)	198	14,670
Greenbrier Cos. Inc.	120	6,308
JetBlue Airways Corp. (a)	578	10,964
Trinity Industries Inc.	339	11,604
		62,027
Information Technology 4.8%
First Solar Inc. (a)	181	9,539
Tech Data Corp. (a)	123	10,148
TTM Technologies Inc. (a)	394	6,955
		26,642
Materials 2.2%
Domtar Corp.	250	11,948
Real Estate 2.1%
Invesco Mortgage Capital Inc.	362	5,751
Pennsylvania REIT (b)	542	5,961
		11,712
Telecommunication Services 2.6%
ATN International Inc.	114	5,996
Iridium Communications Inc. (a) (b)	528	8,499
		14,495
Utilities 2.3%
NorthWestern Corp.	218	12,487
Total Common Stocks (cost $536,908)		550,302
SHORT TERM INVESTMENTS 4.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	2,255	2,255
Securities Lending Collateral 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	23,011	23,011
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	215	214
Total Short Term Investments (cost $25,480)		25,480
Total Investments 104.1% (cost $562,388)		575,782
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (4.1)%		(22,841)
Total Net Assets 100.0%		552,943

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	13	September 2018	1,098	(3)	(27)
S&P MidCap 400 E-Mini Index	11	September 2018	2,196	5	(44)
				2	(71)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.7%
Telecommunication Services 99.7%
AT&T Inc.	759	24,369
ATN International Inc.	41	2,188
Boingo Wireless Inc. (a)	107	2,411
CenturyLink Inc. (b)	230	4,280
Cincinnati Bell Inc. (a)	181	2,842
Cogent Communications Group Inc.	50	2,660
Consolidated Communications Holdings Inc. (b)	197	2,435
Frontier Communications Corp. (b)	283	1,519
Globalstar Inc. (a) (b)	3,972	1,946
Iridium Communications Inc. (a)	186	3,003
ORBCOMM Inc. (a)	230	2,324
pdvWireless Inc. (a) (b)	88	2,191
Shenandoah Telecommunications Co.	77	2,528
Spok Holdings Inc.	138	2,073
Sprint Corp. (a) (b)	559	3,043
Telephone & Data Systems Inc.	89	2,449
T-Mobile US Inc. (a)	74	4,408
US Cellular Corp. (a)	52	1,942
Verizon Communications Inc.	430	21,633
Vonage Holdings Corp. (a)	282	3,629

	Shares/Par[1]	Value ($)
Windstream Holdings Inc. (b)	343	1,808
Zayo Group Holdings Inc. (a)	101	3,694
Total Common Stocks (cost $99,687)		99,375
SHORT TERM INVESTMENTS 10.3%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	465	465
Securities Lending Collateral 9.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	9,809	9,809
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	40	40
Total Short Term Investments (cost $10,314)		10,314
Total Investments 110.0% (cost $110,001)		109,689
Other Assets and Liabilities, Net (10.0)%		(9,978)
Total Net Assets 100.0%		99,711

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	1	September 2018	84	—	(2)
S&P 500 E-Mini Index	2	September 2018	279	—	(6)
				—	(8)

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2018. The following table details the investments held during the period ended June 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,992	88,600	87,781	18	2,811	0.2
JNL/Mellon Capital Dow Index Fund	29,422	73,311	93,385	105	9,348	1.1
JNL/Mellon Capital Energy Sector Fund	4,668	72,857	74,702	16	2,823	0.2
JNL/Mellon Capital Financial Sector Fund	6,827	78,710	83,128	30	2,409	0.2
JNL/Mellon Capital Healthcare Sector Fund	2,081	100,766	102,071	25	776	—
JNL/Mellon Capital Information Technology Sector Fund	1,220	163,988	153,197	65	12,011	0.4
JNL/Mellon Capital JNL 5 Fund	5,876	142,575	145,248	32	3,203	0.1
JNL/Mellon Capital MSCI World Index Fund	3,183	17,026	18,673	16	1,536	0.4
JNL/Mellon Capital Nasdaq 100 Index Fund	37,173	189,717	175,493	249	51,397	2.0
JNL/Mellon Capital S&P SMid 60 Fund	2,732	49,354	49,831	11	2,255	0.4
JNL/Mellon Capital Telecommunications Sector Fund	396	8,865	8,796	2	465	0.5

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in investments - affiliated in the Statements of Assets and Liabilities and the income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BOA - Bancamerica Securities/Bank of America NA	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
HSB - HSBC Securities Inc.

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2018. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Assets
Investments - unaffiliated, at value	$1,249,034	$821,050	$1,543,433	$1,415,305	$2,993,316	$2,701,480	$3,626,120
Investments - affiliated, at value	44,900	9,348	48,200	31,124	74,100	37,474	3,203
Forward foreign currency contracts	—	—	—	—	—	—	20
Variation margin on futures/futures options contracts	5	19	4	3	3	10	21
Cash	45	34	16	79	28	98	1,264
Receivable from:
Investment securities sold	—	—	1,760	—	2,071	169	3,281
Fund shares sold	663	300	716	646	721	2,610	730
Dividends and interest	508	291	1,193	1,476	1,671	600	8,408
Adviser	1	—	—	—	1	—	—
Other assets	3	2	4	3	8	8	10
Total assets	1,295,159	831,044	1,595,326	1,448,636	3,071,919	2,742,449	3,643,057
Liabilities
Foreign currency overdraft	—	—	—	—	—	—	699
Variation margin on futures/futures options contracts	—	—	—	—	2	—	9
Payable for:
Investment securities purchased	1,106	—	1,909	—	—	2,212	—
Return of securities loaned	42,089	—	45,377	8,634	73,324	25,463	81,571
Fund shares redeemed	1,041	809	1,179	1,372	1,661	1,661	2,437
Advisory fees	185	128	225	217	434	396	514
Administrative fees	155	105	190	183	374	340	439
12b-1 fees (Class A)	71	48	88	83	172	157	190
Board of managers fees	42	48	80	51	116	86	374
Chief compliance officer fees	1	1	1	1	3	2	3
Other expenses	54	78	66	67	134	114	147
Total liabilities	44,744	1,217	49,115	10,608	76,220	30,431	86,383
Net assets	$1,250,415	$829,827	$1,546,211	$1,438,028	$2,995,699	$2,712,018	$3,556,674
Net assets consist of:
Paid-in capital(a)	$866,790	$617,373	$1,516,461	$1,108,782	$2,347,090	$1,582,785	$2,937,493
Undistributed (excess of distributions
over) net investment income (loss)	12,558	—	48,149	27,295	27,865	18,780	120,014
Accumulated net realized gain (loss)	42,582	—	(49,056)	31,911	119,124	68,127	294,147
Net unrealized appreciation (depreciation) on
investments and foreign currency	328,485	212,454	30,657	270,040	501,620	1,042,326	205,020
Net assets	$1,250,415	$829,827	$1,546,211	$1,438,028	$2,995,699	$2,712,018	$3,556,674
Net assets - Class A	$1,233,092	$829,246	$1,543,771	$1,435,391	$2,970,239	$2,707,919	$3,284,286
Shares outstanding - Class A	53,964	30,272	55,224	106,212	111,811	159,705	208,167
Net asset value per share - Class A	$22.85	$27.39	$27.95	$13.51	$26.56	$16.96	$15.78
Net assets - Class I	$17,323	$581	$2,440	$2,637	$25,460	$4,099	$272,388
Shares outstanding - Class I	743	21	86	194	952	237	17,185
Net asset value per share - Class I	$23.33	$27.47	$28.45	$13.56	$26.74	$17.31	$15.85
Investments - unaffiliated, at cost	$920,529	$608,206	$1,512,683	$1,149,603	$2,491,612	$1,658,951	$3,420,757
Investments - affiliated, at cost	44,900	9,348	48,200	27,354	74,100	37,474	3,203
Securities on loan included in
investments - unaffiliated, at value	49,453	—	44,096	11,026	72,720	25,573	127,947

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Assets
Investments - unaffiliated, at value	$350,040	$2,527,587	$573,527	$99,415
Investments - affiliated, at value	2,529	51,397	2,255	10,274
Forward foreign currency contracts	1	—	—	—
Variation margin on futures/futures options contracts	11	43	5	—
Cash	72	872	417	—
Foreign currency	883	—	—	—
Receivable from:
Investment securities sold	2	—	—	44
Fund shares sold	98	2,051	373	6
Dividends and interest	633	549	340	8
Other assets	1	6	1	—
Total assets	354,270	2,582,505	576,918	109,747
Liabilities
Forward foreign currency contracts	1	—	—	—
Variation margin on futures/futures options contracts	—	—	3	—
Payable for:
Investment securities purchased	—	—	—	143
Return of securities loaned	2,218	27,648	23,011	9,809
Fund shares redeemed	260	1,558	687	36
Advisory fees	57	372	87	18
Administrative fees	44	319	69	12
12b-1 fees (Class A)	20	147	32	6
Board of managers fees	42	76	31	7
Chief compliance officer fees	—	2	—	—
Other expenses	36	248	55	5
Total liabilities	2,678	30,370	23,975	10,036
Net assets	$351,592	$2,552,135	$552,943	$99,711
Net assets consist of:
Paid-in capital	$281,274	$1,796,614	$427,680	$85,528
Undistributed (excess of distributions
over) net investment income (loss)	15,675	13,375	8,433	6,852
Accumulated net realized gain (loss)	37,570	25,704	103,388	7,651
Net unrealized appreciation (depreciation) on
investments and foreign currency	17,073	716,442	13,442	(320)
Net assets	$351,592	$2,552,135	$552,943	$99,711
Net assets - Class A	$350,692	$2,545,463	$551,902	$99,505
Shares outstanding - Class A	12,253	100,927	59,179	7,313
Net asset value per share - Class A	$28.62	$25.22	$9.33	$13.61
Net assets - Class I	$900	$6,672	$1,041	$206
Shares outstanding - Class I	31	401	114	16
Net asset value per share - Class I	$28.73	$16.65	$9.16	$12.83
Investments - unaffiliated, at cost	$332,910	$1,810,094	$560,133	$99,727
Investments - affiliated, at cost	2,528	51,397	2,255	10,274
Foreign currency cost	885	—	—	—
Securities on loan included in
investments - unaffiliated, at value	4,748	36,699	70,578	8,166

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Investment income
Dividends (a)	$7,456	$9,313	$19,494	$14,965	$21,948	$14,483	$50,803
Foreign taxes withheld	(1)	—	—	(2)	—	—	(389)
Interest	—	7	1	1	2	2	6
Securities lending (a)	263	—	158	46	390	207	528
Total investment income	7,718	9,320	19,653	15,010	22,340	14,692	50,948

Expenses
Advisory fees	1,073	774	1,312	1,333	2,611	2,225	3,144
Administrative fees	894	630	1,106	1,124	2,248	1,910	2,683
12b-1 fees (Class A)	1,762	1,261	2,208	2,245	4,469	3,817	5,091
Licensing fees paid to third parties	50	77	62	63	127	108	135
Legal fees	3	2	3	3	7	6	8
Board of managers fees	24	17	29	31	63	53	77
Chief compliance officer fees	1	1	1	1	3	3	3
Other expenses	8	4	12	10	19	16	27
Total expenses	3,815	2,766	4,733	4,810	9,547	8,138	11,168
Expense waiver	(4)	—	—	(1)	(6)	(1)	—
Net expenses	3,811	2,766	4,733	4,809	9,541	8,137	11,168
Net investment income (loss)	3,907	6,554	14,920	10,201	12,799	6,555	39,780

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	24,360	2,397	8,373	13,303	63,909	47,043	351,394
Investments - affiliated	—	—	—	250	—	—	—
Foreign currency	—	—	—	—	—	—	51
Forward foreign currency contracts	—	—	—	—	—	—	40
Futures/futures options contracts	190	(752)	372	288	456	911	883
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	81,218	(15,989)	76,613	(70,491)	31,311	197,045	(350,864)
Investments - affiliated	—	—	—	(230)	—	—	—
Foreign currency	—	—	—	—	—	—	(90)
Forward foreign currency contracts	—	—	—	—	—	—	1
Futures/futures options contracts	(20)	(372)	(93)	(70)	(84)	(203)	(262)
Net realized and unrealized gain (loss)	105,748	(14,716)	85,265	(56,950)	95,592	244,796	1,153
Change in net assets from operations	$109,655	$(8,162)	$100,185	$(46,749)	$108,391	$251,351	$40,933
(a) Affiliated income	$281	$105	$174	$257	$415	$272	$32

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Investment income
Dividends (a)	$5,199	$12,582	$4,275	$1,895
Foreign taxes withheld	(309)	(11)	—	—
Interest	2	12	1	—
Securities lending (a)	40	222	686	233
Total investment income	4,932	12,805	4,962	2,128

Expenses
Advisory fees	347	2,082	525	118
Administrative fees	271	1,785	419	80
12b-1 fees (Class A)	541	3,564	836	159
Licensing fees paid to third parties	36	476	51	5
Legal fees	1	5	1	—
Board of managers fees	8	50	11	2
Chief compliance officer fees	—	3	—	—
Other expenses	3	12	12	—
Total expenses	1,207	7,977	1,855	364
Expense waiver	—	(1)	—	—
Net expenses	1,207	7,976	1,855	364
Net investment income (loss)	3,725	4,829	3,107	1,764

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	847	7,442	5,132	(3,384)
Investments - affiliated	2	—	—	—
Foreign currency	(42)	—	—	—
Forward foreign currency contracts	3	—	—	—
Futures/futures options contracts	214	3,578	147	46
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(3,312)	212,466	1,657	(5,740)
Investments - affiliated	(69)	—	—	—
Foreign currency	(9)	—	—	—
Forward foreign currency contracts	(16)	—	—	—
Futures/futures options contracts	(52)	(1,134)	(54)	(8)
Net realized and unrealized gain (loss)	(2,434)	222,352	6,882	(9,086)
Change in net assets from operations	$1,291	$227,181	$9,989	$(7,322)
(a) Affiliated income	$31	$249	$11	$235

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income (loss)	$3,907	$6,554	$14,920	$10,201	$12,799	$6,555	$39,780
Net realized gain (loss)	24,550	1,645	8,745	13,841	64,365	47,954	352,368
Net change in unrealized appreciation
(depreciation)	81,198	(16,361)	76,520	(70,791)	31,227	196,842	(351,215)
Change in net assets from operations	109,655	(8,162)	100,185	(46,749)	108,391	251,351	40,933
Share transactions[1]
Proceeds from the sale of shares
Class A	168,605	145,094	143,821	217,348	215,674	394,751	80,479
Class I	5,061	682	1,256	2,352	7,230	2,963	16,609
Cost of shares redeemed
Class A	(155,057)	(138,416)	(215,860)	(209,699)	(335,836)	(300,180)	(369,475)
Class I	(7,636)	(108)	(219)	(292)	(9,200)	(153)	(33,758)
Change in net assets from
share transactions	10,973	7,252	(71,002)	9,709	(122,132)	97,381	(306,145)
Change in net assets	120,628	(910)	29,183	(37,040)	(13,741)	348,732	(265,212)
Net assets beginning of period	1,129,787	830,737	1,517,028	1,475,068	3,009,440	2,363,286	3,821,886
Net assets end of period	$1,250,415	$829,827	$1,546,211	$1,438,028	$2,995,699	$2,712,018	$3,556,674
Undistributed (excess of distributions
over) net investment income (loss)	$12,558	$—	$48,149	$27,295	$27,865	$18,780	$120,014

[1]Share transactions
Shares sold
Class A	7,668	5,202	5,381	15,328	8,161	23,818	5,103
Class I	227	24	47	166	274	177	1,045
Shares redeemed
Class A	(7,108)	(4,965)	(8,222)	(14,859)	(12,745)	(18,421)	(23,446)
Class I	(345)	(4)	(8)	(21)	(351)	(9)	(2,135)
Change in shares
Class A	560	237	(2,841)	469	(4,584)	5,397	(18,343)
Class I	(118)	20	39	145	(77)	168	(1,090)
Purchases and sales of long term
investments
Purchase of securities	$97,065	$31,707	$47,143	$59,446	$113,566	$177,873	$2,106,553
Proceeds from sales of securities	$81,898	$19,619	$101,370	$34,973	$208,277	$86,646	$2,368,767

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Operations
Net investment income (loss)	$3,725	$4,829	$3,107	$1,764
Net realized gain (loss)	1,024	11,020	5,279	(3,338)
Net change in unrealized appreciation
(depreciation)	(3,458)	211,332	1,603	(5,748)
Change in net assets from operations	1,291	227,181	9,989	(7,322)
Share transactions[1]
Proceeds from the sale of shares
Class A	26,511	395,753	66,235	7,474
Class I	887	7,475	670	134
Cost of shares redeemed
Class A	(45,638)	(261,928)	(105,365)	(19,602)
Class I	(6)	(1,893)	(114)	(7)
Change in net assets from
share transactions	(18,246)	139,407	(38,574)	(12,001)
Change in net assets	(16,955)	366,588	(28,585)	(19,323)
Net assets beginning of period	368,547	2,185,547	581,528	119,034
Net assets end of period	$351,592	$2,552,135	$552,943	$99,711
Undistributed (excess of distributions
over) net investment income (loss)	$15,675	$13,375	$8,433	$6,852

[1]Share transactions
Shares sold
Class A	919	16,169	7,262	537
Class I	30	464	75	10
Shares redeemed
Class A	(1,579)	(10,767)	(11,595)	(1,401)
Class I	—	(114)	(13)	—
Change in shares
Class A	(660)	5,402	(4,333)	(864)
Class I	30	350	62	10
Purchases and sales of long term
investments
Purchase of securities	$3,252	$157,781	$446,647	$18,003
Proceeds from sales of securities	$17,242	$20,049	$481,032	$28,035

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Consumer Discretionary Sector Fund(a)	JNL/Mellon Capital Dow Index Fund(b)	JNL/Mellon Capital Energy Sector Fund(a)	JNL/Mellon Capital Financial Sector Fund(a)	JNL/Mellon Capital Healthcare Sector Fund(a)	JNL/Mellon Capital Information Technology Sector Fund(a)	JNL/Mellon Capital JNL 5 Fund(a)
Operations
Net investment income (loss)	$8,347	$11,552	$31,121	$17,107	$25,176	$12,132	$78,298
Net realized gain (loss)	21,705	5,069	9,783	43,292	51,669	30,590	349,220
Net change in unrealized appreciation
(depreciation)	173,922	152,298	(115,741)	169,889	482,924	545,007	147,674
Change in net assets from operations	203,974	168,919	(74,837)	230,288	559,769	587,729	575,192
Distributions to shareholders
From net investment income
Class A	(11,841)	—	(31,787)	(12,021)	(24,872)	(12,404)	(76,388)
Class I	(5)	—	(27)	(5)	(11)	(5)	(279)
From net realized gains
Class A	(59,054)	—	—	(47,301)	(188,696)	(42,886)	—
Class I	(20)	—	—	(19)	(69)	(14)	—
Total distributions to shareholders	(70,920)	—	(31,814)	(59,346)	(213,648)	(55,309)	(76,667)
Share transactions[1]
Proceeds from the sale of shares
Class A	272,406	266,232	287,930	535,310	550,936	733,962	209,281
Class I(c)	18,444	16	357	282	26,325	590	272,897
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	564,364
Class I	—	—	—	—	—	—	526
Reinvestment of distributions
Class A	70,895	—	31,787	59,322	213,568	55,290	76,388
Class I	25	—	27	24	80	19	279
Cost of shares redeemed
Class A(c)	(272,210)	(162,421)	(548,287)	(392,203)	(642,921)	(418,162)	(992,460)
Class I	(2,210)	—	(483)	(263)	(1,382)	(207)	(19,845)
Change in net assets from
share transactions	87,350	103,827	(228,669)	202,472	146,606	371,492	111,430
Change in net assets	220,404	272,746	(335,320)	373,414	492,727	903,912	609,955
Net assets beginning of year	909,383	557,991	1,852,348	1,101,654	2,516,713	1,459,374	3,211,931
Net assets end of year	$1,129,787	$830,737	$1,517,028	$1,475,068	$3,009,440	$2,363,286	$3,821,886
Undistributed (excess of distributions
over) net investment income (loss)	$8,651	$—	$33,229	$17,094	$15,066	$12,225	$80,234

[1]Share transactions
Shares sold
Class A	13,748	11,009	11,551	41,794	21,856	54,346	14,663
Class I(c)	953	1	14	22	1,042	41	18,645
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	40,639
Class I	—	—	—	—	—	—	38
Reinvestment of distributions
Class A	3,751	—	1,336	4,704	8,465	3,916	5,253
Class I	1	—	1	2	3	1	19
Shares redeemed
Class A(c)	(13,809)	(6,724)	(22,115)	(30,711)	(25,708)	(30,510)	(68,833)
Class I	(108)	—	(19)	(21)	(54)	(15)	(1,332)
Change in shares
Class A	3,690	4,285	(9,228)	15,787	4,613	27,752	(8,278)
Class I	846	1	(4)	3	991	27	17,370

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital MSCI World Index Fund(a)	JNL/Mellon Capital Nasdaq 100 Index Fund(b)	JNL/Mellon Capital S&P SMid 60 Fund(b)	JNL/Mellon Capital Tele-communications Sector Fund(b)
Operations
Net investment income (loss)	$12,059	$8,571	$5,343	$4,187
Net realized gain (loss)	44,372	16,321	100,905	14,009
Net change in unrealized appreciation
(depreciation)	11,711	420,208	(136,346)	(13,948)
Change in net assets from operations	68,142	445,100	(30,098)	4,248
Distributions to shareholders
From net investment income
Class A	—	(5,938)	(4,036)	(4,202)
Class I	—	(3)	(4)	(3)
From net realized gains
Class A	—	(33,291)	(2,779)	(4,917)
Class I	—	(12)	(2)	(3)
Total distributions to shareholders	—	(39,244)	(6,821)	(9,125)
Share transactions[1]
Proceeds from the sale of shares
Class A	52,706	1,012,383	187,575	16,148
Class I(c)	25	542	305	45
Reinvestment of distributions
Class A	—	39,229	6,815	9,119
Class I	—	15	6	6
Cost of shares redeemed
Class A(c)	(90,028)	(404,361)	(396,999)	(44,688)
Class I	—	(155)	(577)	(55)
Change in net assets from
share transactions	(37,297)	647,653	(202,875)	(19,425)
Change in net assets	30,845	1,053,509	(239,794)	(24,302)
Net assets beginning of year	337,702	1,132,038	821,322	143,336
Net assets end of year	$368,547	$2,185,547	$581,528	$119,034
Undistributed (excess of distributions
over) net investment income (loss)	$11,950	$8,546	$5,326	$5,088

[1]Share transactions
Shares sold
Class A	2,046	49,182	20,651	1,081
Class I(c)	1	38	33	3
Reinvestment of distributions
Class A	—	1,832	803	628
Class I	—	1	1	1
Shares redeemed
Class A(c)	(3,480)	(19,572)	(44,636)	(2,988)
Class I	—	(11)	(64)	(4)
Change in shares
Class A	(1,434)	31,442	(23,182)	(1,279)
Class I	1	28	(30)	—

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)

JNL/Mellon Capital Consumer Discretionary Sector Fund(g)
Class A
06/30/18		20.81	0.07	1.97	2.04	—	—	22.85	9.80	1,233,092	7	0.64	0.64	0.65
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87	0.21	0.86	1.07	(0.13)	(0.52)	18.29	6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65	0.65	0.85
12/31/14		17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.66	0.76
12/31/13		12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.67	0.76

Class I
06/30/18		21.21	0.11	2.01	2.12	—	—	23.33	10.00	17,323	7	0.29	0.34	1.00
12/31/17	‡	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16	0.25	0.87	1.12	(0.15)	(0.52)	18.60	6.34	286	13	0.45	0.45	1.37
12/31/15		18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45	0.45	1.04
12/31/14		17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.46	0.97
12/31/13		12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.47	0.86

JNL/Mellon Capital Dow Index Fund(g)
Class A
06/30/18		27.66	0.22	(0.49)	(0.27)	—	—	27.39	(0.98)	829,246	2	0.66	0.66	1.56
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83	0.55	(0.67)	(0.12)	—	—	18.71	(0.64)	495,176	115	0.66	0.66	2.93
12/31/14		17.15	0.50	1.18	1.68	—	—	18.83	9.80	580,759	24	0.67	0.67	2.79
12/31/13		13.14	0.43	3.58	4.01	—	—	17.15	30.52	584,429	43	0.66	0.66	2.79

Class I
06/30/18		27.69	0.26	(0.48)	(0.22)	—	—	27.47	(0.79)	581	2	0.31	0.36	1.87
12/31/17	‡‡	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

JNL/Mellon Capital Energy Sector Fund(g)
Class A
06/30/18		26.10	0.26	1.59	1.85	—	—	27.95	7.09	1,543,771	3	0.64	0.64	2.02
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	0.64	2.36
12/31/14		34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	0.65	1.61
12/31/13		28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	0.66	1.48

Class I
06/30/18		26.52	0.31	1.62	1.93	—	—	28.45	7.28	2,440	3	0.29	0.34	2.35
12/31/17	‡	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	0.44	2.54
12/31/14		34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	0.45	1.81
12/31/13		28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	0.46	1.66

JNL/Mellon Capital Financial Sector Fund(g)
Class A
06/30/18		13.94	0.10	(0.53)	(0.43)	—	—	13.51	(3.08)	1,435,391	2	0.64	0.64	1.36
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	0.65	1.69
12/31/14		10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	0.66	1.44
12/31/13		7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	0.67	1.24

Class I
06/30/18		13.97	0.12	(0.53)	(0.41)	—	—	13.56	(2.93)	2,637	2	0.29	0.34	1.73
12/31/17	‡	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90
12/31/15		11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	0.45	1.86
12/31/14		10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	0.46	1.62
12/31/13		7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	0.47	1.42

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Healthcare Sector Fund(g)
Class A
06/30/18		25.63	0.11	0.82	0.93	—	—	26.56	3.63		2,970,239	4	0.64	0.64	0.85
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63		2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)		2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58		3,162,298	15	0.64	0.64	0.78
12/31/14		20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14		2,040,005	18	0.65	0.65	0.89
12/31/13		14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99		1,049,978	8	0.66	0.66	1.14

Class I
06/30/18		25.75	0.16	0.83	0.99	—	—	26.74	3.84		25,460	4	0.29	0.34	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91		26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)		870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82		1,117	15	0.44	0.44	0.97
12/31/14		20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39		1,106	18	0.45	0.45	1.09
12/31/13		14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20		724	8	0.46	0.46	1.35

JNL/Mellon Capital Information Technology Sector Fund(g)
Class A
06/30/18		15.31	0.04	1.61	1.65	—	—	16.96	10.78		2,707,919	3	0.64	0.64	0.51
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31		2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30		1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41		1,278,843	7	0.64	0.64	0.82
12/31/14		9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61		975,364	29	0.66	0.66	0.97
12/31/13		7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18		608,457	12	0.67	0.67	1.05

Class I
06/30/18		15.60	0.07	1.64	1.71	—	—	17.31	10.96		4,099	3	0.29	0.34	0.85
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62		1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44		496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75		405	7	0.44	0.44	1.02
12/31/14		9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79		402	29	0.46	0.46	1.17
12/31/13		7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46		381	12	0.47	0.47	1.25

JNL/Mellon Capital JNL 5 Fund(g)
Class A
06/30/18		15.61	0.17	0.00	0.17	—	—	15.78	1.09		3,284,286	57	0.63	0.63	2.15
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93		3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18		3,199,574	74	0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)		3,278,583	74	0.64	0.64	2.26
12/31/14		12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32		3,461,552	65	0.64	0.64	2.65
12/31/13		9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68	(h)	3,586,432	59	0.64	0.64	2.11

Class I
06/30/18		15.66	0.19	0.00	0.19	—	—	15.85	1.21		272,388	57	0.33	0.33	2.45
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24		286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40		12,357	74	0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)		11,596	74	0.44	0.44	2.46
12/31/14		12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59		11,465	65	0.44	0.44	2.83
12/31/13		9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96	(h)	10,840	59	0.44	0.44	2.31

JNL/Mellon Capital MSCI World Index Fund(g)
Class A
06/30/18		28.54	0.30	(0.22)	0.08	—	—	28.62	0.28		350,692	1	0.67	0.67	2.06
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24		368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95		337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)		353,629	125	0.69	0.69	3.65
12/31/14		21.64	1.42	0.93	2.35	—	—	23.99	10.86		382,929	29	0.70	0.70	6.50
12/31/13		19.10	0.88	1.66	2.54	—	—	21.64	13.30	(h)	412,489	49	0.70	0.70	4.25

Class I
06/30/18		28.59	0.37	(0.23)	0.14	—	—	28.73	0.49		900	1	0.32	0.37	2.56
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93		26	142	0.33	0.38	1.39

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Nasdaq 100 Index Fund(g)
Class A
06/30/18		22.87		0.05		2.30		2.35		—		—		25.22		10.28	2,545,463	1	0.67	0.67	0.41
12/31/17		17.66		0.10		5.53		5.63		(0.06)		(0.36)		22.87		32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93		0.12		1.37		1.49		(0.19)		(2.56)		17.66		7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29		0.22		0.08		0.30		(0.11)		(2.55)		18.93		1.43	886,744	85	0.68	0.68	1.04
12/31/14		19.00		0.12		3.40		3.52		(0.04)		(1.19)		21.29		18.44	1,007,193	55	0.68	0.68	0.61
12/31/13		13.84		0.05		5.62		5.67		(0.14)		(0.37)		19.00		41.10	609,174	79	0.68	0.68	0.32

Class I
06/30/18		15.08		0.06		1.51		1.57		—		—		16.65		10.41	6,672	1	0.32	0.37	0.76
12/31/17	‡	11.75		0.10		3.68		3.78		(0.09)		(0.36)		15.08		32.42	772	6	0.42	0.44	0.74
12/31/16		13.46		0.11		0.97		1.08		(0.23)		(2.56)		11.75		8.18	265	148	0.48	0.48	0.83
12/31/15		15.90		0.21		0.05		0.26		(0.15)		(2.55)		13.46		1.65	248	85	0.48	0.48	1.31
12/31/14		14.44		0.13		2.58		2.71		(0.06)		(1.19)		15.90		18.67	542	55	0.48	0.48	0.82
12/31/13		10.60		0.07		4.30		4.37		(0.16)		(0.37)		14.44		41.44	381	79	0.48	0.48	0.53

JNL/Mellon Capital S&P SMid 60 Fund(g)
Class A
06/30/18		9.15		0.05		0.13		0.18		—		—		9.33		1.97	551,902	80	0.67	0.67	1.11
12/31/17		9.47		0.07		(0.29)		(0.22)		(0.06)		(0.04)		9.15		(2.21)	581,066	82	0.66	0.66	0.81
12/31/16		7.26		0.07		2.39		2.46		(0.07)		(0.18)		9.47		34.40	820,565	56	0.66	0.66	0.85
12/31/15		12.76		0.14		(0.67)		(0.53)		(0.32)		(4.65)		7.26		(5.05)	331,230	79	0.67	0.67	1.20
12/31/14		13.90		0.21		0.25		0.46		(0.09)		(1.51)		12.76		3.50	487,496	83	0.66	0.66	1.49
12/31/13		10.43		0.06		3.78		3.84		(0.19)		(0.18)		13.90		36.89	670,340	74	0.66	0.66	0.50

Class I
06/30/18		8.97		0.07		0.12		0.19		—		—		9.16		2.12	1,041	80	0.32	0.37	1.53
12/31/17	‡	9.27		0.09		(0.28)		(0.19)		(0.07)		(0.04)		8.97		(1.88)	462	82	0.43	0.44	1.01
12/31/16		7.12		0.08		2.33		2.41		(0.08)		(0.18)		9.27		34.42	757	56	0.46	0.46	1.06
12/31/15		12.63		0.17		(0.66)		(0.49)		(0.37)		(4.65)		7.12		(4.81)	335	79	0.47	0.47	1.41
12/31/14		13.77		0.24		0.25		0.49		(0.12)		(1.51)		12.63		3.79	455	83	0.46	0.46	1.73
12/31/13		10.33		0.08		3.75		3.83		(0.21)		(0.18)		13.77		37.17	625	74	0.46	0.46	0.66

JNL/Mellon Capital Telecommunications Sector Fund(g)
Class A
06/30/18		14.55		0.23		(1.17)		(0.94)		—		—		13.61		(6.46)	99,505	17	0.69	0.69	3.33
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(i)	0.47	(i)	2.57	(i)	3.04	(i)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(i)	0.40	(i)	(0.02)	(i)	0.38	(i)	(0.54)	(i)	(0.46)	(i)	13.39	(i)	2.73	115,618	21	0.68	0.68	2.82
12/31/14		13.64	(i)	0.44	(i)	0.32	(i)	0.76	(i)	(0.39)	(i)	—		14.01	(i)	5.52	134,685	56	0.68	0.68	3.12
12/31/13		11.51	(i)	0.41	(i)	2.00	(i)	2.41	(i)	(0.28)	(i)	—		13.64	(i)	21.02	136,987	48	0.70	0.70	3.21

Class I
06/30/18		13.69		0.20		(1.06)		(0.86)		—		—		12.83		(6.28)	206	17	0.34	0.39	3.15
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(i)	0.47	(i)	2.43	(i)	2.90	(i)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(i)	0.35	(i)	0.04	(i)	0.39	(i)	(0.58)	(i)	(0.46)	(i)	12.72	(i)	2.92	79	21	0.48	0.48	2.56
12/31/14		13.04	(i)	0.45	(i)	0.30	(i)	0.75	(i)	(0.42)	(i)	—		13.37	(i)	5.74	88	56	0.48	0.48	3.34
12/31/13		11.00	(i)	0.42	(i)	1.91	(i)	2.33	(i)	(0.29)	(i)	—		13.04	(i)	21.34	109	48	0.50	0.50	3.44

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)	Portfolio turnover is not annualized for periods of less than one year.
(f)

The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital MSCI World Index Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

(i)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at June 30, 2018, consisted of eleven (11) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund

BNY Mellon Asset Management North America Corporation

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ('"RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,248,901	—	—	—	1,248,901
Rights	—	—	3	—	3
Short Term Investments	2,811	130	—	42,089	45,030
	1,251,712	130	3	42,089	1,293,934
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(20)	—	—	—	(20)
	(20)	—	—	—	(20)
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	820,572	—	—	—	820,572
Short Term Investments	9,348	478	—	—	9,826
	829,920	478	—	—	830,398
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(390)	—	—	—	(390)
	(390)	—	—	—	(390)
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,543,224	—	—	—	1,543,224
Short Term Investments	2,823	209	—	45,377	48,409
	1,546,047	209	—	45,377	1,591,633
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(93)	—	—	—	(93)
	(93)	—	—	—	(93)
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,435,165	—	—	—	1,435,165
Rights	—	—	2	—	2
Short Term Investments	2,409	219	—	8,634	11,262
	1,437,574	219	2	8,634	1,446,429
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(70)	—	—	—	(70)
	(70)	—	—	—	(70)
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,992,599	—	—	—	2,992,599
Rights	—	—	453	—	453
Short Term Investments	776	264	—	73,324	74,364
	2,993,375	264	453	73,324	3,067,416
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(84)	—	—	—	(84)
	(84)	—	—	—	(84)
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,700,912	—	—	—	2,700,912
Short Term Investments	12,011	568	—	25,463	38,042
	2,712,923	568	—	25,463	2,738,954
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(203)	—	—	—	(203)
	(203)	—	—	—	(203)

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,091,824	451,968	—	—	3,543,792
Short Term Investments	84,774	757	—	—	85,531
	3,176,598	452,725	—	—	3,629,323
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	20	—	—	20
	—	20	—	—	20
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(325)	—	—	—	(325)
	(325)	—	—	—	(325)
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks
Argentina	113	—	—	—	113
Australia	—	8,677	—	—	8,677
Austria	—	305	—	—	305
Belgium	—	1,354	—	—	1,354
Bermuda	180	—	—	—	180
Canada	12,099	—	—	—	12,099
Denmark	—	2,099	—	—	2,099
Finland	—	1,306	—	—	1,306
France	—	12,490	—	—	12,490
Germany	—	11,079	—	—	11,079
Hong Kong	61	4,249	—	—	4,310
Ireland	2,877	709	—	—	3,586
Israel	313	343	—	—	656
Italy	—	2,736	—	—	2,736
Japan	—	30,234	—	—	30,234
Jersey	—	65	—	—	65
Luxembourg	—	341	—	—	341
Macau	—	161	—	—	161
Netherlands	642	7,437	—	—	8,079
New Zealand	—	248	—	—	248
Norway	—	925	—	—	925
Portugal	—	203	—	—	203
Singapore	63	1,613	—	—	1,676
Spain	—	3,734	—	—	3,734
Sweden	—	3,180	—	—	3,180
Switzerland	501	10,170	—	—	10,671
United Arab Emirates	—	34	—	—	34
United Kingdom	902	19,333	—	—	20,235
United States of America	206,880	143	—	—	207,023
Preferred Stocks	683	137	—	—	820
Rights	6	1	—	—	7
Short Term Investments	3,754	189	—	—	3,943
	229,074	123,495	—	—	352,569
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
Open Forward Foreign Currency Contracts	—	1	—	—	1
	2	1	—	—	3
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(58)	—	—	—	(58)
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	(58)	(1)	—	—	(59)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,497,458	—	—	—	2,497,458
Short Term Investments	79,045	2,481	—	—	81,526
	2,576,503	2,481	—	—	2,578,984
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,051)	—	—	—	(1,051)
	(1,051)	—	—	—	(1,051)
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	550,302	—	—	—	550,302
Short Term Investments	25,266	214	—	—	25,480
	575,568	214	—	—	575,782
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(71)	—	—	—	(71)
	(71)	—	—	—	(71)

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	99,375	—	—	—	99,375
Short Term Investments	465	40	—	9,809	10,314
	99,840	40	—	9,809	109,689
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(8)	—	—	—	(8)
	(8)	—	—	—	(8)

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2018.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or Derivatives Clearing Organizations ("DCO"), variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2018. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2018.

JNL/Mellon Capital JNL 5 Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital JNL 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	20	—	20
Variation margin on futures/futures options contracts[8]	—	—	21	—	—	21
Total derivative instruments assets	—	—	21	20	—	41
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	9	—	—	9
Total derivative instruments liabilities	—	—	9	—	—	9
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	40	—	40
Futures/futures options contracts	—	—	883	—	—	883
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	(262)	—	—	(262)

JNL/Mellon Capital JNL 5 Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	14,883	2,764	—	—	—	—

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital MSCI World Index Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1	—	1
Variation margin on futures/futures options contracts[8]	—	—	11	—	—	11
Total derivative instruments assets	—	—	11	1	—	12
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1	—	1
Total derivative instruments liabilities	—	—	—	1	—	1
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	3	—	3
Futures/futures options contracts	—	—	214	—	—	214
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(16)	—	(16)
Futures/futures options contracts	—	—	(52)	—	—	(52)

JNL/Mellon Capital MSCI World Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,631	3,592	—	—	—	—

1 The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends.

The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments, and the amounts of realized and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

Notional Value at Purchase of Futures Contracts ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	922
JNL/Mellon Capital Dow Index Fund	16,857
JNL/Mellon Capital Energy Sector Fund	1,962
JNL/Mellon Capital Financial Sector Fund	1,738
JNL/Mellon Capital Healthcare Sector Fund	3,586
JNL/Mellon Capital Information Technology Sector Fund	5,317
JNL/Mellon Capital Nasdaq 100 Index Fund	35,037
JNL/Mellon Capital S&P SMid 60 Fund	2,205
JNL/Mellon Capital Telecommunications Sector Fund	259

Pledged Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for the Funds at June 30, 2018:

Counterparties	Pledged or Segregated Securities($)

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital Consumer Discretionary Sector Fund	GSC	130
JNL/Mellon Capital Dow Index Fund	GSC	478
JNL/Mellon Capital Energy Sector Fund	GSC	209
JNL/Mellon Capital Financial Sector Fund	GSC	219
JNL/Mellon Capital Healthcare Sector Fund	GSC	264
JNL/Mellon Capital Information Technology Sector Fund	GSC	568
JNL/Mellon Capital JNL 5 Fund	GSC	757
JNL/Mellon Capital MSCI World Index Fund	GSC	189
JNL/Mellon Capital Nasdaq 100 Index Fund	GSC	2,481
JNL/Mellon Capital S&P SMid 60 Fund	GSC	214
JNL/Mellon Capital Telecommunications Sector Fund	GSC	40

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2018. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Funds' Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Consumer Discretionary Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Energy Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Information Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital MSCI World Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Telecommunications Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13

Administrative Fee Waiver. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of each Fund, with the exception of the JNL/Mellon Capital JNL 5 Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. There were no 17a-7 transactions that were deemed significant by the Adviser during the period ended June 30, 2018.

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statements of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows:

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/Mellon Capital Consumer Discretionary Sector Fund	(17,374)	(916)	17,374	900
JNL/Mellon Capital Healthcare Sector Fund	(24,976)	(992)	24,976	988
JNL/Mellon Capital JNL 5 Fund	(263,477)	(18,046)	263,477	18,009

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. INCOME TAX MATTERS

JNL/Mellon Capital Dow Index Fund is treated as a partnership for federal income tax purposes. The Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes.

Each Fund is a separate entity for federal income tax purposes. Each of the Funds, except for JNL/Mellon Capital Dow Index Fund, intend to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2017, the Funds' last fiscal year end, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon Capital Energy Sector Fund	—	—	5,602	19,293	24,895
JNL/Mellon Capital JNL 5 Fund	—	—	46,666	—	46,666

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RIC's were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	969,093	390,258	(65,417)	324,841
JNL/Mellon Capital Energy Sector Fund	1,600,531	186,819	(195,717)	(8,898)
JNL/Mellon Capital Financial Sector Fund	1,196,243	276,249	(26,063)	250,186
JNL/Mellon Capital Healthcare Sector Fund	2,572,697	748,330	(253,611)	494,719
JNL/Mellon Capital Information Technology Sector Fund	1,706,270	1,071,774	(39,090)	1,032,684
JNL/Mellon Capital JNL 5 Fund	3,434,651	398,340	(203,668)	194,672
JNL/Mellon Capital MSCI World Index Fund	335,748	34,164	(17,343)	16,821
JNL/Mellon Capital Nasdaq 100 Index Fund	1,863,082	774,899	(58,997)	715,902
JNL/Mellon Capital S&P SMid 60 Fund	563,077	56,151	(43,446)	12,705
JNL/Mellon Capital Telecommunications Sector Fund	113,265	12,245	(15,821)	(3,576)

As of June 30, 2018, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
Futures Contracts	(20)	—	—	—
JNL/Mellon Capital Energy Sector Fund
Futures Contracts	(93)	—	—	—
JNL/Mellon Capital Financial Sector Fund
Futures Contracts	(70)	—	—	—
JNL/Mellon Capital Healthcare Sector Fund
Futures Contracts	(84)	—	—	—
JNL/Mellon Capital Information Technology Sector Fund
Futures Contracts	(203)	—	—	—
JNL/Mellon Capital JNL 5 Fund
Futures Contracts	(325)	—	—	—
Forward Foreign Currency Contracts	20	—	—	—
JNL/Mellon Capital MSCI World Index Fund
Futures Contracts	(49)	2	(9)	(7)
Forward Foreign Currency Contracts	—	1	(1)	—
JNL/Mellon Capital Nasdaq 100 Index Fund
Futures Contracts	(1,051)	—	—	—
JNL/Mellon Capital S&P SMid 60 Fund
Futures Contracts	(71)	—	—	—
JNL/Mellon Capital Telecommunications Sector Fund
Futures Contracts	(8)	—	—	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	11,846	59,074
JNL/Mellon Capital Energy Sector Fund	31,814	—
JNL/Mellon Capital Financial Sector Fund	15,022	44,324
JNL/Mellon Capital Healthcare Sector Fund	26,607	187,042
JNL/Mellon Capital Information Technology Sector Fund	13,050	42,259
JNL/Mellon Capital JNL 5 Fund	76,667	—

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Nasdaq 100 Index Fund	5,941	33,303
JNL/Mellon Capital S&P SMid 60 Fund	4,040	2,781
JNL/Mellon Capital Telecommunications Sector Fund	4,935	4,190

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/Mellon Capital Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,098.00	3.33	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,100.00	1.51	1,000.00	1,023.36	1.45
JNL/Mellon Capital Dow Index Fund
Class A	0.66	1,000.00	990.20	3.26	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	992.10	1.53	1,000.00	1,023.26	1.56
JNL/Mellon Capital Energy Sector Fund
Class A	0.64	1,000.00	1,070.90	3.29	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,072.80	1.49	1,000.00	1,023.36	1.45
JNL/Mellon Capital Financial Sector Fund
Class A	0.64	1,000.00	969.20	3.12	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	970.70	1.42	1,000.00	1,023.36	1.45
JNL/Mellon Capital Healthcare Sector Fund
Class A	0.64	1,000.00	1,036.30	3.23	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,038.40	1.47	1,000.00	1,023.36	1.45
JNL/Mellon Capital Information Technology Sector Fund
Class A	0.64	1,000.00	1,107.80	3.34	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,109.60	1.52	1,000.00	1,023.36	1.45
JNL/Mellon Capital JNL 5 Fund
Class A	0.63	1,000.00	1,010.90	3.14	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,012.10	1.65	1,000.00	1,023.16	1.66
JNL/Mellon Capital MSCI World Index Fund
Class A	0.67	1,000.00	1,002.80	3.33	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,004.90	1.59	1,000.00	1,023.21	1.61
JNL/Mellon Capital Nasdaq 100 Index Fund
Class A	0.67	1,000.00	1,102.80	3.49	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,104.10	1.67	1,000.00	1,023.21	1.61
JNL/Mellon Capital S&P SMid 60 Fund
Class A	0.67	1,000.00	1,019.70	3.36	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,021.20	1.60	1,000.00	1,023.21	1.61
JNL/Mellon Capital Telecommunications Sector Fund
Class A	0.69	1,000.00	935.40	3.31	1,000.00	1,021.37	3.46
Class I	0.34	1,000.00	937.20	1.63	1,000.00	1,023.11	1.71

‡ The expenses for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2018

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT L.L.C.

VADV6413 06/18

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital MSCI World Index Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2018, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.9%
Consumer Discretionary 99.9%
1-800-Flowers.com Inc. - Class A (a)	7	83
Aaron's Inc.	23	1,003
Abercrombie & Fitch Co. - Class A	22	551
Acushnet Holdings Corp.	12	293
Adient Plc	30	1,498
Adtalem Global Education Inc. (a)	21	1,005
Advance Auto Parts Inc.	25	3,378
Amazon.com Inc. (a)	138	235,247
AMC Entertainment Holdings Inc. - Class A (b)	16	257
AMC Networks Inc. - Class A (a)	16	999
American Axle & Manufacturing Holdings Inc. (a)	38	594
American Eagle Outfitters Inc.	56	1,300
American Outdoor Brands Corp. (a) (b)	18	213
American Public Education Inc. (a)	6	255
Aptiv Plc	89	8,172
ARAMARK Corp.	83	3,070
Asbury Automotive Group Inc. (a)	7	495
Ascena Retail Group Inc. (a) (b)	48	192
At Home Group Inc. (a)	11	443
Autoliv Inc.	29	4,186
AutoNation Inc. (a)	19	946
AutoZone Inc. (a)	9	6,139
Barnes & Noble Education Inc. (a)	13	73
Barnes & Noble Inc.	16	103
BBX Capital Corp. - Class A (b)	21	190
Beazer Homes USA Inc. (a)	11	158
Bed Bath & Beyond Inc.	48	954
Belmond Ltd. - Class A (a)	29	328
Best Buy Co. Inc.	88	6,587
Big Lots Inc.	14	605
Biglari Holdings Inc. - Class A (a)	—	30
Biglari Holdings Inc. - Class B (a)	—	59
BJ's Restaurants Inc.	7	429
Bloomin' Brands Inc.	26	520
Bojangles' Inc. (a)	6	85
Booking Holdings Inc. (a)	16	32,900
Boot Barn Holdings Inc. (a)	9	179
BorgWarner Inc.	71	3,058
Boyd Gaming Corp.	28	971
Bright Horizons Family Solutions Inc. (a)	19	1,913
Brinker International Inc. (b)	16	754
Brunswick Corp.	30	1,923
Buckle Inc. (b)	10	258
Burlington Stores Inc. (a)	23	3,456
Cable One Inc.	1	1,072
Caesars Entertainment Corp. (a) (b)	197	2,103
Caleres Inc.	15	505
Callaway Golf Co.	32	602
Cambium Learning Group Inc. (a)	5	57
Camping World Holdings Inc. - Class A (b)	10	258
Capella Education Co.	4	394
Career Education Corp. (a)	25	407
Carmax Inc. (a)	61	4,430
Carnival Plc	143	8,216
Carriage Services Inc.	5	116
Carrol's Restaurant Group Inc. (a)	11	167
Carter's Inc.	16	1,710
Cato Corp. - Class A	8	204
Cavco Industries Inc. (a)	3	601
CBS Corp. - Class B	116	6,515
Century Communities Inc. (a)	8	253
Charter Communications Inc. - Class A (a)	56	16,485
Cheesecake Factory Inc.	15	814
Chegg Inc. (a)	31	870
Chico's FAS Inc. (b)	44	358
Childrens Place Retail Stores Inc.	6	688
Chipotle Mexican Grill Inc. (a)	8	3,646
Choice Hotels International Inc.	12	910
Churchill Downs Inc.	4	1,226
	Shares/Par[1]	Value ($)
Chuy's Holdings Inc. (a)	5	156
Cinemark Holdings Inc.	37	1,307
Citi Trends Inc.	5	146
Clear Channel Outdoor Holdings Inc. - Class A	8	33
Columbia Sportswear Co.	10	939
Comcast Corp. - Class A	1,560	51,173
Conn's Inc. (a) (b)	6	212
Cooper Tire & Rubber Co.	17	452
Cooper-Standard Holding Inc. (a)	6	799
Core-Mark Holding Co. Inc.	15	346
Cracker Barrel Old Country Store Inc. (b)	7	1,036
Crocs Inc. (a)	21	376
D.R. Horton Inc.	120	4,919
Dana Holding Corp.	48	961
Darden Restaurants Inc.	42	4,448
Dave & Buster's Entertainment Inc. (a)	13	626
Deckers Outdoor Corp. (a)	9	1,066
Del Taco Restaurants Inc. (a)	13	184
Delphi Technologies Plc	30	1,382
Denny's Corp. (a)	21	342
Dick's Sporting Goods Inc.	28	973
Dillard's Inc. - Class A (b)	4	409
Dine Brands Global Inc. (b)	6	450
Discovery Inc. - Class A (a) (b)	52	1,425
Discovery Inc. - Class C (a)	102	2,601
DISH Network Corp. - Class A (a)	77	2,583
Dollar General Corp.	91	8,983
Dollar Tree Inc. (a)	80	6,765
Domino's Pizza Inc.	14	3,878
Dorman Products Inc. (a)	10	687
DSW Inc. - Class A	23	586
Duluth Holdings Inc. - Class B (a) (b)	6	139
Dunkin' Brands Group Inc. (b)	28	1,946
El Pollo Loco Holdings Inc. (a)	7	76
Eldorado Resorts Inc. (a) (b)	17	655
Emerald Expositions Events Inc.	6	115
Entercom Communications Corp. - Class A (b)	41	313
Entravision Communications Corp. - Class A	20	101
Ethan Allen Interiors Inc.	9	226
EW Scripps Co. - Class A	17	231
Expedia Group Inc.	42	5,052
Express Inc. (a)	29	270
Extended Stay America Inc. - Class B	64	1,374
Fiesta Restaurant Group Inc. (a)	9	253
Five Below Inc. (a)	19	1,844
Floor & Decor Holdings Inc. (a)	14	694
Foot Locker Inc.	41	2,133
Ford Motor Co.	1,249	13,832
Fossil Group Inc. (a) (b)	14	370
Fox Factory Holding Corp. (a)	13	620
GameStop Corp. - Class A (b)	33	483
Gannett Co. Inc.	35	380
Gap Inc.	79	2,547
Garmin Ltd.	38	2,340
GCI Liberty Inc. - Class A (a)	32	1,431
General Motors Co.	425	16,753
Genesco Inc. (a)	7	278
Gentex Corp.	93	2,131
Gentherm Inc. (a)	12	477
Genuine Parts Co.	49	4,527
G-III Apparel Group Ltd. (a)	15	650
GNC Holdings Inc. - Class A (a) (b)	21	74
Golden Entertainment Inc. (a)	7	192
Goodyear Tire & Rubber Co.	80	1,860
GoPro Inc. - Class A (a) (b)	35	225
Graham Holdings Co.	2	891
Grand Canyon Education Inc. (a)	16	1,821
Gray Television Inc. (a)	27	433
Green Brick Partners Inc. (a)	6	57
Group 1 Automotive Inc.	7	418
Groupon Inc. - Class A (a)	153	657
Guess Inc.	20	428
H&R Block Inc.	72	1,637
Hamilton Beach Brands Holding Co.	2	50
HanesBrands Inc. (b)	121	2,674

See accompanying Notes to Financial Statements.

1

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Harley-Davidson Inc.	57	2,410
Hasbro Inc. (b)	40	3,663
Haverty Furniture Cos. Inc.	6	137
Helen of Troy Ltd. (a)	9	924
Hemisphere Media Group Inc. - Class A (a)	5	67
Hibbett Sports Inc. (a) (b)	7	152
Hilton Grand Vacations Inc. (a)	33	1,131
Hilton Worldwide Holdings Inc.	96	7,581
Home Depot Inc.	393	76,647
Hooker Furniture Corp.	5	216
Houghton Mifflin Harcourt Co. (a)	34	259
Hovnanian Enterprises Inc. - Class A (a) (b)	42	69
ILG Inc.	35	1,146
IMAX Corp. (a)	19	411
Installed Building Products Inc. (a)	7	396
International Speedway Corp. - Class A	8	359
Interpublic Group of Cos. Inc.	129	3,034
iRobot Corp. (a) (b)	9	714
J.C. Penney Co. Inc. (a) (b)	96	224
Jack in the Box Inc.	10	822
John Wiley & Sons Inc. - Class A	15	932
K12 Inc. (a)	12	196
KB Home	26	701
Kohl's Corp.	56	4,118
Lands' End Inc. (a)	5	150
Las Vegas Sands Corp.	132	10,102
Laureate Education Inc. - Class A (a)	16	230
La-Z-Boy Inc.	16	497
LCI Industries	8	743
Lear Corp.	22	4,179
Leggett & Platt Inc.	45	1,994
Lennar Corp. - Class A	96	5,057
LGI Homes Inc. (a) (b)	6	362
Liberty Braves Group - Class A (a)	3	78
Liberty Braves Group - Class C (a)	11	285
Liberty Broadband Corp. - Class C (a)	36	2,725
Liberty Expedia Holdings Inc. - Class A (a)	19	834
Liberty Global Plc - Class A (a)	67	1,839
Liberty Global Plc - Class C (a)	185	4,912
Liberty Latin America Ltd. - Class A (a) (b)	14	275
Liberty Latin America Ltd. - Class C (a)	39	747
Liberty Media Group - Class C (a)	68	2,523
Liberty SiriusXM Group - Class A (a)	29	1,293
Liberty SiriusXM Group - Class C (a)	60	2,732
Liberty TripAdvisor Holdings Inc. - Class A (a)	25	404
Limited Brands Inc.	81	2,980
Lindblad Expeditions Holdings Inc. (a)	7	94
Lions Gate Entertainment Corp. - Class A	18	442
Lions Gate Entertainment Corp. - Class B (b)	34	806
Lithia Motors Inc. - Class A	8	737
Live Nation Inc. (a)	50	2,405
LKQ Corp. (a)	104	3,323
Loral Space & Communications Inc. (a)	4	167
Lowe's Cos. Inc.	279	26,659
Lululemon Athletica Inc. (a)	34	4,261
Lumber Liquidators Holdings Inc. (a) (b)	10	232
M/I Homes Inc. (a)	8	220
Macy's Inc.	102	3,836
Madison Square Garden Co. - Class A (a)	6	1,995
Marcus Corp.	6	182
MarineMax Inc. (a)	8	154
Marriott International Inc. - Class A	102	12,966
Marriott Vacations Worldwide Corp.	7	844
Mattel Inc. (b)	116	1,907
McDonald's Corp.	267	41,832
MDC Holdings Inc.	14	436
MDC Partners Inc. - Class A (a)	19	87
Meredith Corp. (b)	13	668
Meritage Homes Corp. (a)	13	553
MGM Resorts International	181	5,245
Michael Kors Holdings Ltd. (a)	51	3,410
Michaels Cos. Inc. (a)	36	687
Modine Manufacturing Co. (a)	17	319
Mohawk Industries Inc. (a)	21	4,551
Monarch Casino & Resort Inc. (a)	5	214
	Shares/Par[1]	Value ($)
Monro Inc. (b)	11	630
Motorcar Parts of America Inc. (a) (b)	6	111
Movado Group Inc.	5	223
MSG Networks Inc. - Class A (a)	20	489
Murphy USA Inc. (a)	11	787
National CineMedia Inc.	29	244
National Vision Holdings Inc. (a) (b)	10	383
Nautilus Inc. (a)	10	156
Netflix Inc. (a)	146	57,153
New Media Investment Group Inc.	18	335
New York Times Co. - Class A	45	1,155
Newell Brands Inc.	165	4,249
News Corp. - Class A	129	2,005
NexStar Media Group Inc. - Class A (b)	15	1,093
Nike Inc. - Class B	436	34,759
Nordstrom Inc.	40	2,059
Norwegian Cruise Line Holdings Ltd. (a)	72	3,383
NutriSystem Inc.	10	372
NVR Inc. (a)	1	3,496
Office Depot Inc.	175	445
Ollie's Bargain Outlet Holdings Inc. (a)	18	1,314
Omnicom Group Inc.	77	5,898
O'Reilly Automotive Inc. (a)	28	7,681
Overstock.com Inc. (a) (b)	5	185
Oxford Industries Inc.	5	455
Papa John's International Inc.	9	463
Party City Holdco Inc. (a) (b)	17	267
Penn National Gaming Inc. (a)	29	977
Penske Automotive Group Inc.	12	576
PetMed Express Inc. (b)	7	328
Pinnacle Entertainment Inc. (a)	18	610
Planet Fitness Inc. - Class A (a)	30	1,299
Playa Hotels & Resorts NV (a)	19	202
PlayAGS Inc. (a)	4	103
Polaris Industries Inc.	20	2,467
Pool Corp.	14	2,066
Potbelly Corp. (a)	8	108
Pulte Homes Inc.	92	2,636
PVH Corp.	26	3,872
Qurate Retail Group Inc. - Class A (a)	151	3,208
Ralph Lauren Corp. - Class A	19	2,348
Red Robin Gourmet Burgers Inc. (a) (b)	4	209
Red Rock Resorts Inc. - Class A	23	774
Regis Corp. (a)	10	167
Rent-A-Center Inc. (b)	17	256
RH (a) (b)	7	914
Ross Stores Inc.	128	10,862
Royal Caribbean Cruises Ltd.	57	5,947
Ruth's Hospitality Group Inc.	10	271
Sally Beauty Holdings Inc. (a)	44	697
Scholastic Corp.	10	446
Scientific Games Corp. - Class A (a)	18	879
SeaWorld Entertainment Inc. (a) (b)	18	393
Service Corp. International	62	2,234
ServiceMaster Global Holdings Inc. (a)	46	2,708
Shake Shack Inc. - Class A (a) (b)	8	556
Shoe Carnival Inc. (b)	5	158
Shutterfly Inc. (a)	10	909
Signet Jewelers Ltd.	20	1,118
Sinclair Broadcast Group Inc. - Class A (b)	26	827
Sirius XM Holdings Inc. (b)	529	3,579
Six Flags Entertainment Corp. (b)	25	1,718
Skechers U.S.A. Inc. - Class A (a)	45	1,363
Sleep Number Corp. (a)	14	410
Sonic Automotive Inc. - Class A	8	160
Sonic Corp. (b)	10	351
Sotheby's (a)	13	732
Speedway Motorsports Inc.	4	75
Standard Motor Products Inc.	7	321
Starbucks Corp.	473	23,086
Steven Madden Ltd.	19	1,015
Stoneridge Inc. (a)	8	289
Strayer Education Inc. (b)	4	408
Sturm Ruger & Co. Inc. (b)	6	345
Superior Industries International Inc.	8	143

See accompanying Notes to Financial Statements.

2

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tailored Brands Inc. (b)	16	396
Tapestry Inc.	96	4,473
Target Corp.	174	13,250
Taylor Morrison Home Corp. - Class A (a)	38	780
Tegna Inc.	73	790
Tempur Sealy International Inc. (a) (b)	16	779
Tenneco Inc.	18	790
Tesla Inc. (a) (b)	43	14,642
Texas Roadhouse Inc.	23	1,504
Thor Industries Inc.	18	1,709
Tiffany & Co.	38	4,945
Tile Shop Holdings Inc.	11	84
TJX Cos. Inc.	213	20,240
Toll Brothers Inc.	49	1,802
TopBuild Corp. (a)	12	912
Tower International Inc.	7	211
Tractor Supply Co.	42	3,222
TRI Pointe Homes Inc. (a)	50	810
Tribune Media Co. - Class A	27	1,047
TripAdvisor Inc. (a)	36	2,033
Tronc Inc. (a)	6	97
Tupperware Brands Corp.	17	694
Twenty-First Century Fox Inc. - Class A	355	17,636
Twenty-First Century Fox Inc. - Class B	147	7,265
Ulta Beauty Inc. (a)	19	4,545
Under Armour Inc. - Class A (a) (b)	62	1,400
Under Armour Inc. - Class C (a) (b)	64	1,351
Unifi Inc. (a)	5	165
Universal Electronics Inc. (a)	4	148
Urban Outfitters Inc. (a)	26	1,136
Vail Resorts Inc.	14	3,726
Vera Bradley Inc. (a)	7	96
VF Corp.	113	9,221
Viacom Inc. - Class B	119	3,581
Vista Outdoor Inc. (a)	19	291
Visteon Corp. (a)	11	1,370
Walt Disney Co.	506	53,030
Wayfair Inc. - Class A (a) (b)	19	2,315
Weight Watchers International Inc. (a)	13	1,350
Wendy's Co.	65	1,111
Whirlpool Corp.	22	3,171
WideOpenWest Inc. (a) (b)	8	79
William Lyon Homes - Class A (a)	10	234
Williams-Sonoma Inc. (b)	28	1,703
Wingstop Inc. (b)	10	525
Winmark Corp.	1	117
Winnebago Industries Inc.	10	417
Wolverine World Wide Inc.	33	1,149
World Wrestling Entertainment Inc. - Class A	13	970
Wyndham Destinations Inc.	34	1,519
Wyndham Hotels & Resorts Inc.	34	1,980
Wynn Resorts Ltd.	33	5,467
Yum! Brands Inc.	112	8,726
Zumiez Inc. (a)	6	145
Total Common Stocks (cost $920,399)		1,248,901
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	2,811	2,811
Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	42,089	42,089
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	130	130
Total Short Term Investments (cost $45,030)		45,030
Total Investments 103.5% (cost $965,429)		1,293,934
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (3.5)%		(43,524)
Total Net Assets 100.0%		1,250,415
	Shares/Par[1]	Value ($)

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.8%
Alta Mesa Resources Inc. - Class A (a) (b)	68	464
Anadarko Petroleum Corp.	480	35,160
Andeavor Corp.	132	17,275
Antero Resources Corp. (a)	186	3,969
Antero Resources Midstream Management LLC (b)	68	1,279
Apache Corp.	344	16,091
Apergy Corp. (a)	70	2,920
Arch Coal Inc. - Class A	18	1,419
Archrock Inc.	118	1,416
Baker Hughes a GE Co. LLC - Class A	381	12,591
Basic Energy Services Inc. (a)	16	180
Bonanza Creek Energy Inc. (a)	14	535
C&J Energy Services Inc. (a)	55	1,306
Cabot Oil & Gas Corp.	417	9,925
Cactus Inc. - Class A (a)	24	804
California Resources Corp. (a)	37	1,674
Callon Petroleum Co. (a)	201	2,162
Carrizo Oil & Gas Inc. (a)	74	2,055
Centennial Resource Development Inc. - Class A (a)	139	2,518
Cheniere Energy Inc. (a)	182	11,872
Chesapeake Energy Corp. (a) (b)	822	4,309
Chevron Corp.	1,722	217,712
Cimarex Energy Co.	86	8,749
CNX Resources Corp. (a)	161	2,860
Concho Resources Inc. (a)	134	18,592
ConocoPhillips Co.	1,059	73,715
CONSOL Energy Inc. (a)	20	769
Continental Resources Inc. (a)	85	5,482
Core Laboratories NV (b)	40	5,030
Covia Holdings Corp. (a)	29	544
CVR Energy Inc. (b)	16	601
Delek US Holdings Inc.	72	3,611
Denbury Resources Inc. (a) (b)	360	1,733
Devon Energy Corp.	474	20,849
Diamond Offshore Drilling Inc. (a) (b)	62	1,295
Diamondback Energy Inc. (b)	89	11,644
Dril-Quip Inc. (a)	35	1,777
Eclipse Resources Corp. (a)	92	147
Enbridge Energy Management LLC (a)	68	693
Energen Corp. (a)	79	5,763
EnLink Midstream LLC	56	928
Ensco Plc - Class A (b)	391	2,841
EOG Resources Inc.	522	64,903
EQT Corp.	239	13,166
Exterran Corp. (a)	29	718
Extraction Oil & Gas Inc. (a) (b)	94	1,378
Exxon Mobil Corp.	3,820	316,017
Forum Energy Technologies Inc. (a)	65	798
Frank's International NV (b)	69	539
FTS International Inc. (a)	18	252
Gran Tierra Energy Inc. (a)	357	1,233
Green Plains Renewable Energy Inc.	35	634
Gulfport Energy Corp. (a)	149	1,877
Halcon Resources Corp. (a) (b)	115	505
Halliburton Co.	789	35,537
Helix Energy Solutions Group Inc. (a)	125	1,044
Helmerich & Payne Inc.	98	6,259

See accompanying Notes to Financial Statements.

3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hess Corp.	256	17,104
HighPoint Resources Corp. (a)	99	602
HollyFrontier Corp.	152	10,396
International Seaways Inc. (a)	17	385
Jagged Peak Energy Inc. (a) (b)	48	626
Keane Group Inc. (a) (b)	45	618
Kinder Morgan Inc.	1,790	31,625
Kosmos Energy Ltd. (a)	212	1,749
Laredo Petroleum Holdings Inc. (a) (b)	153	1,475
Mammoth Energy Services Inc. (a) (b)	8	275
Marathon Oil Corp.	766	15,984
Marathon Petroleum Corp.	429	30,108
Matador Resources Co. (a) (b)	89	2,664
Matrix Service Co. (a)	24	440
McDermott International Inc. (a) (b)	161	3,159
Midstates Petroleum Co. Inc. (a)	10	135
Murphy Oil Corp.	148	5,001
Nabors Industries Ltd.	305	1,956
National Oilwell Varco Inc. (b)	343	14,873
Natural Gas Services Group Inc. (a)	12	292
NCS Multistage Holdings Inc. (a) (b)	11	160
Newfield Exploration Co. (a) (b)	181	5,466
Newpark Resources Inc. (a)	80	868
Nine Energy Service Inc. (a)	7	225
Noble Corp. Plc (a)	222	1,403
Noble Energy Inc.	439	15,501
Oasis Petroleum Inc. (a) (b)	244	3,161
Occidental Petroleum Corp.	690	57,717
Oceaneering International Inc. (b)	89	2,272
Oil States International Inc. (a)	52	1,664
ONEOK Inc.	370	25,850
Par Pacific Holdings Inc. (a)	26	459
Parsley Energy Inc. - Class A (a)	215	6,504
Patterson-UTI Energy Inc.	200	3,599
PBF Energy Inc. - Class A	95	3,987
PDC Energy Inc. (a)	60	3,596
Peabody Energy Corp.	76	3,465
Penn Virginia Corp. (a) (b)	9	746
Phillips 66	400	44,867
Pioneer Natural Resources Co.	154	29,054
Plains GP Holdings LP - Class A (a)	135	3,231
ProPetro Holding Corp. (a)	68	1,067
QEP Resources Inc. (a) (b)	217	2,665
Range Resources Corp. (b)	224	3,754
Renewable Energy Group Inc. (a)	32	570
Resolute Energy Corp. (a) (b)	17	534
REX Stores Corp. (a)	5	429
Ring Energy Inc. (a)	52	651
Rowan Cos. Plc - Class A (a)	108	1,755
RPC Inc. (b)	59	864
RSP Permian Inc. (a) (b)	129	5,689
SandRidge Energy Inc. (a)	22	391
Schlumberger Ltd.	1,248	83,622
SEACOR Holdings Inc. (a)	15	863
Select Energy Services Inc. - Class A (a)	40	585
SemGroup Corp. - Class A (b)	53	1,339
SM Energy Co. (b)	96	2,466
Southwestern Energy Co. (a)	527	2,791
SRC Energy Inc. (a)	217	2,391
Superior Energy Services Inc. (a)	138	1,348
Tallgrass Energy GP LP - Class A (b)	131	2,910
Talos Energy Inc. (a)	18	578
Targa Resources Corp.	197	9,763
TechnipFMC Plc	400	12,710
Tellurian Inc. (a) (b)	70	585
Tetra Technologies Inc. (a)	105	465
Tidewater Inc. (a) (b)	20	584
Transocean Ltd. (a) (b)	398	5,351
Ultra Petroleum Corp. (a)	147	339
Unit Corp. (a)	47	1,214
US Silica Holdings Inc. (b)	72	1,856
Valero Energy Corp.	390	43,277
W&T Offshore Inc. (a)	87	624
Weatherford International Plc (a) (b)	896	2,948
Whiting Petroleum Corp. (a)	82	4,318
	Shares/Par[1]	Value ($)
WildHorse Resource Development Corp. (a)	23	580
Williams Cos. Inc.	746	20,219
World Fuel Services Corp.	62	1,263
WPX Energy Inc. (a)	360	6,485
Total Common Stocks (cost $1,512,474)		1,543,224
SHORT TERM INVESTMENTS 3.1%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	2,823	2,823
Securities Lending Collateral 2.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	45,377	45,377
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	210	209
Total Short Term Investments (cost $48,409)		48,409
Total Investments 102.9% (cost $1,560,883)		1,591,633
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (2.9)%		(45,426)
Total Net Assets 100.0%		1,546,211

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.8%
Financials 98.9%
1st Source Corp.	6	328
Access National Corp.	4	118
Affiliated Managers Group Inc.	20	3,020
Aflac Inc.	288	12,387
AG Mortgage Investment Trust Inc.	10	180
Alleghany Corp.	6	3,255
Allegiance Bancshares Inc. (a)	4	191
Allstate Corp.	131	11,969
Ally Financial Inc.	162	4,250
Ambac Financial Group Inc. (a)	18	350
American Equity Investment Life Holding Co.	31	1,120
American Express Co.	270	26,457
American Financial Group Inc.	28	2,992
American International Group Inc.	334	17,685
American National Insurance Co.	3	388
Ameriprise Financial Inc.	54	7,539
Ameris Bancorp	15	805
Amerisafe Inc.	7	379
AmTrust Financial Services Inc.	43	630
Annaly Capital Management Inc.	431	4,437
Anworth Mortgage Asset Corp.	33	164
Aon Plc - Class A	91	12,494
Arch Capital Group Ltd. (a)	152	4,018
Argo Group International Holdings Ltd.	11	644
Arlington Asset Investment Corp. - Class A (b)	10	100
Arrow Financial Corp.	4	157
Arthur J Gallagher & Co.	67	4,389
Artisan Partners Asset Management Inc. - Class A	19	562
Aspen Insurance Holdings Ltd.	22	877
Associated Bancorp	63	1,709
Associated Capital Group Inc. - Class A (b)	1	40
Assurant Inc. (b)	20	2,032
Assured Guaranty Ltd.	42	1,511
Athene Holding Ltd. - Class A (a)	57	2,516
Atlantic Capital Bancshares Inc. (a)	11	213
Axis Capital Holdings Ltd.	31	1,706
B. Riley & Co. LLC	5	113
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc.	15	292
BancFirst Corp.	6	328
Bancorp Inc. (a)	20	205

See accompanying Notes to Financial Statements.

4

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
BancorpSouth Bank	32	1,044
Bank of America Corp.	3,594	101,307
Bank of Hawaii Corp.	16	1,301
Bank of Marin Bancorp	2	176
Bank of New York Mellon Corp. (c)	372	20,081
Bank of the Ozarks Inc.	45	2,011
BankUnited Inc.	39	1,592
Banner Corp.	12	696
Bar Harbor Bankshares	4	135
BB&T Corp.	288	14,527
Beneficial Bancorp Inc.	25	401
Berkshire Hathaway Inc. - Class B (a)	471	87,975
Berkshire Hills Bancorp Inc.	15	617
BGC Partners Inc. - Class A	85	964
BlackRock Inc.	44	22,184
Blackstone Mortgage Trust Inc. - Class A (b)	38	1,180
Blue Hills Bancorp Inc.	9	197
BofI Holding Inc. (a) (b)	21	839
BOK Financial Corp.	8	792
Boston Private Financial Holdings Inc.	30	483
Bridge Bancorp Inc.	6	200
Brighthouse Financial Inc. (a)	38	1,528
BrightSphere Investment Group Plc	30	435
Brookline Bancorp Inc.	29	542
Brown & Brown Inc.	87	2,422
Bryn Mawr Bank Corp.	8	363
Byline Bancorp Inc. (a)	6	125
Cadence Bancorp LLC - Class A	14	417
Camden National Corp.	6	261
Cannae Holdings Inc. (a)	23	426
Capital One Financial Corp.	180	16,517
Capitol Federal Financial Inc.	47	616
Carolina Financial Corp.	7	302
Cathay General Bancorp	29	1,161
CBOE Global Markets Inc.	42	4,329
CenterState Bank Corp.	26	784
Central Pacific Financial Corp.	11	305
Charles Schwab Corp.	447	22,839
Chemical Financial Corp.	27	1,476
Chubb Ltd.	171	21,739
Cincinnati Financial Corp.	58	3,883
CIT Group Inc. (b)	42	2,135
Citigroup Inc.	949	63,533
Citizens Financial Group Inc.	180	7,008
Citizens Inc. - Class A (a) (b)	18	144
City Holdings Co.	6	452
CME Group Inc.	126	20,621
CNO Financial Group Inc.	62	1,187
CoBiz Financial Inc.	15	316
Cohen & Steers Inc.	8	337
Colony Credit Real Estate Inc. - Class A (b)	29	598
Columbia Banking System Inc.	27	1,114
Comerica Inc.	64	5,806
Commerce Bancshares Inc.	35	2,289
Community Bank System Inc.	19	1,099
Community Trust Bancorp Inc.	7	332
ConnectOne Bancorp Inc.	12	300
Cowen Inc. - Class A (a) (b)	9	123
Crawford & Co. - Class A	5	46
Credit Acceptance Corp. (a) (b)	4	1,477
Cullen/Frost Bankers Inc.	22	2,427
Customers Bancorp Inc. (a)	11	322
CVB Financial Corp.	38	859
Diamond Hill Investment Group Inc.	1	222
Dime Community Bancshares Inc.	10	197
Discover Financial Services	131	9,239
Donegal Group Inc. - Class A	2	29
Donnelley Financial Solutions Inc. (a)	13	225
E*TRADE Financial Corp. (a)	98	5,996
Eagle Bancorp Inc. (a)	12	765
East West Bancorp Inc.	54	3,515
Eaton Vance Corp.	44	2,296
EMC Insurance Group Inc.	5	126
Employer Holdings Inc.	13	523
Encore Capital Group Inc. (a) (b)	9	341
	Shares/Par[1]	Value ($)
Enova International Inc. (a)	11	394
Enstar Group Ltd. (a)	3	710
Enterprise Financial Services Corp.	8	445
Erie Indemnity Co. - Class A	10	1,116
Essent Group Ltd. (a)	33	1,169
Evercore Inc. - Class A	15	1,607
Everest Re Group Ltd.	15	3,452
Exantas Capital Corp.	13	133
EzCorp Inc. - Class A (a) (b)	20	244
FactSet Research Systems Inc.	15	2,885
FB Financial Corp.	6	242
FBL Financial Group Inc. - Class A	4	328
FCB Financial Holdings Inc. - Class A (a)	17	971
Federal Agricultural Mortgage Corp. - Class C	3	276
Federated Investors Inc. - Class B	36	828
FGL Holdings Co. (a)	48	404
Fidelity National Financial Inc.	102	3,823
Fidelity Southern Corp.	7	183
Fifth Third Bancorp	256	7,335
Financial Engines Inc.	24	1,064
Financial Institutions Inc.	5	161
First American Financial Corp.	41	2,111
First Bancorp Inc.	10	424
First Bancorp Inc. (a)	74	568
First Busey Corp.	16	512
First Citizens BancShares Inc. - Class A	2	1,001
First Commonwealth Financial Corp.	34	523
First Community Bancshares Inc.	6	175
First Defiance Financial Corp.	4	276
First Financial Bancorp	36	1,114
First Financial Bankshares Inc. (b)	20	1,003
First Financial Corp.	3	152
First Foundation Inc. (a)	12	213
First Hawaiian Inc.	25	726
First Horizon National Corp.	115	2,048
First Interstate BancSystem Inc. - Class A	10	431
First Merchants Corp.	18	844
First Mid-Illinois Bancshares Inc.	3	122
First Midwest Bancorp Inc.	39	988
First of Long Island Corp.	9	212
First Republic Bank	60	5,808
FirstCash Inc.	18	1,576
Flagstar Bancorp Inc. (a)	8	275
Flushing Financial Corp.	11	281
FNB Corp.	119	1,598
Franklin Financial Network Inc. (a) (b)	5	195
Franklin Resources Inc.	123	3,928
Fulton Financial Corp.	65	1,076
GAMCO Investors Inc. - Class A	1	36
Genworth Financial Inc. - Class A (a)	184	830
German American Bancorp Inc.	7	261
Glacier Bancorp Inc.	30	1,143
Global Indemnity Ltd. - Class A	2	75
Goldman Sachs Group Inc.	133	29,393
Granite Point Mortgage Trust Inc.	15	282
Great Southern Bancorp Inc.	4	236
Great Western Bancorp Inc.	22	942
Green Bancorp Inc.	10	211
Green Dot Corp. - Class A (a)	17	1,249
Greenhill & Co. Inc. (b)	8	232
Greenlight Capital Re Ltd. - Class A (a)	9	135
Guaranty Bancorp	10	288
Hancock Whitney Co.	31	1,464
Hanmi Financial Corp.	12	353
Hannon Armstrong Sustainable Infrastructure Capital Inc. (b)	20	391
Hanover Insurance Group Inc.	15	1,850
HarborOne Bancorp Inc. (a)	4	72
Hartford Financial Services Group Inc.	131	6,716
HCI Group Inc. (b)	2	91
Heartland Financial USA Inc.	10	544
Heritage Commerce Corp.	12	203
Heritage Financial Corp.	13	448
Heritage Insurance Holdings Inc. (b)	9	158
Hilltop Holdings Inc.	28	625

See accompanying Notes to Financial Statements.

5

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Home Bancshares Inc.	57	1,288
HomeStreet Inc. (a)	9	229
HomeTrust Bancshares Inc. (a)	6	174
Hope Bancorp Inc.	48	865
Horace Mann Educators Corp.	15	683
Horizon Bancorp Inc.	12	252
Houlihan Lokey Inc. - Class A	10	514
Huntington Bancshares Inc.	409	6,037
IberiaBank Corp.	20	1,496
Independence Holding Co.	2	60
Independent Bank Corp.	9	220
Independent Bank Corp.	10	824
Independent Bank Group Inc.	6	396
Infinity Property & Casualty Corp.	4	541
Interactive Brokers Group Inc.	25	1,620
Intercontinental Exchange Inc.	216	15,852
International Bancshares Corp.	21	879
INTL FCStone Inc. (a)	6	326
Invesco Ltd.	151	4,023
Investment Technology Group Inc.	12	261
Investors Bancorp Inc.	94	1,208
James River Group Holdings Ltd.	11	429
Janus Henderson Group Plc	70	2,143
Jefferies Financial Group Inc.	119	2,699
JPMorgan Chase & Co.	1,267	131,991
Kearny Financial Corp.	35	472
Kemper Corp. (b)	15	1,129
KeyCorp	391	7,635
Kinsale Capital Group Inc.	6	346
KKR Real Estate Finance Trust Inc. (b)	7	135
Ladder Capital Corp. - Class A	27	423
Ladenburg Thalmann Financial Services Inc.	49	166
Lakeland Bancorp Inc.	15	303
Lakeland Financial Corp.	9	440
LegacyTexas Financial Group Inc.	17	659
Legg Mason Inc. (b)	32	1,098
LendingClub Corp. (a)	113	429
LendingTree Inc. (a) (b)	3	620
Lincoln National Corp.	80	4,995
Live Oak Bancshares Inc.	10	299
Loews Corp.	103	4,960
LPL Financial Holdings Inc.	33	2,175
Luther Burbank Corp.	6	67
M&T Bank Corp.	53	8,987
Maiden Holdings Ltd.	26	201
Markel Corp. (a)	5	5,601
MarketAxess Holdings Inc.	14	2,733
Marsh & McLennan Cos. Inc.	188	15,398
MB Financial Inc.	31	1,451
MBIA Inc. (a) (b)	29	259
Mercantile Bank Corp.	5	200
Merchants Bancorp Inc.	3	85
Mercury General Corp. (b)	10	468
Meridian Bancorp Inc.	20	376
Meta Financial Group Inc.	4	352
MetLife Inc.	328	14,304
MFA Financial Inc.	148	1,119
MGIC Investment Corp. (a)	137	1,469
Midland States Bancorp Inc.	6	202
Moelis & Co. - Class A	15	852
Moody's Corp.	64	10,834
Morgan Stanley	496	23,494
Morningstar Inc.	7	888
MSCI Inc.	33	5,473
NASDAQ Inc.	43	3,969
National Bank Holdings Corp. - Class A	10	401
National Commerce Corp. (a)	5	228
National General Holdings Corp.	23	618
National Western Life Group Inc. - Class A	1	291
Nationstar Mortgage Holdings Inc. (a)	13	226
Navient Corp.	95	1,243
Navigators Group Inc.	9	498
NBT Bancorp Inc.	16	608
Nelnet Inc. - Class A	8	444
New York Community Bancorp Inc.	180	1,989
	Shares/Par[1]	Value ($)
Nicolet Bankshares Inc. (a)	3	173
NMI Holdings Inc. - Class A (a)	21	337
Northern Trust Corp.	79	8,151
Northfield Bancorp Inc.	16	273
Northwest Bancshares Inc.	37	638
OceanFirst Financial Corp.	14	407
Ocwen Financial Corp. (a)	36	143
OFG Bancorp	14	196
Old Line Bancshares Inc.	4	152
Old National Bancorp	50	928
Old Republic International Corp.	93	1,860
On Deck Capital Inc. (a)	18	129
OneMain Holdings Inc. (a)	30	1,002
Opus Bank	11	313
Oritani Financial Corp.	16	253
Pacific Premier Bancorp Inc. (a)	17	649
PacWest Bancorp	48	2,352
Park National Corp.	5	582
Peapack Gladstone Financial Corp.	7	233
Peoples Bancorp Inc.	5	206
People's United Financial Inc.	127	2,297
People's Utah Bancorp	6	206
PHH Corp. (a)	9	98
Pinnacle Financial Partners Inc.	27	1,664
Piper Jaffray Cos.	5	405
PJT Partners Inc. - Class A	7	354
PNC Financial Services Group Inc.	175	23,593
Popular Inc.	38	1,698
PRA Group Inc. (a) (b)	17	663
Preferred Bank	5	311
Primerica Inc.	17	1,649
Principal Financial Group Inc.	107	5,679
ProAssurance Corp.	20	710
Progressive Corp.	215	12,725
Prosperity Bancshares Inc.	25	1,690
Provident Financial Services Inc.	24	654
Prudential Financial Inc.	156	14,582
Pzena Investment Management Inc. - Class A	4	39
QCR Holdings Inc.	5	230
Radian Group Inc.	79	1,285
Raymond James Financial Inc.	48	4,324
Regions Financial Corp.	414	7,365
Reinsurance Group of America Inc.	24	3,198
RenaissanceRe Holdings Ltd.	15	1,792
Renasant Corp.	18	800
Republic Bancorp Inc. - Class A	4	170
Republic First Bancorp Inc. (a) (b)	19	146
RLI Corp.	14	919
S&P Global Inc.	94	19,088
S&T Bancorp Inc.	13	552
Safety Insurance Group Inc.	6	472
Sandy Spring Bancorp Inc.	13	545
Seacoast Banking Corp. of Florida (a)	16	518
SEI Investments Co.	49	3,089
Selective Insurance Group Inc.	22	1,203
ServisFirst Bancshares Inc.	17	705
Signature Bank (a)	20	2,584
Simmons First National Corp. - Class A	32	961
SLM Corp. (a)	160	1,830
South State Corp.	14	1,184
Southside Bancshares Inc.	11	363
State Auto Financial Corp.	6	186
State Bank Financial Corp.	13	424
State Street Corp.	136	12,645
Sterling Bancorp	80	1,879
Sterling Bancorp Inc.	6	86
Stewart Information Services Corp.	8	337
Stifel Financial Corp.	27	1,389
Stock Yards Bancorp Inc.	7	278
SunTrust Banks Inc.	173	11,438
SVB Financial Group (a)	20	5,665
Synchrony Financial	267	8,916
Synovus Financial Corp.	44	2,337
T. Rowe Price Group Inc.	90	10,463
TCF Financial Corp.	60	1,482

See accompanying Notes to Financial Statements.

6

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TD Ameritrade Holding Corp.	105	5,770
Texas Capital Bancshares Inc. (a)	19	1,702
Texas Pacific Land Trust	2	1,618
TFS Financial Corp.	21	334
Third Point Reinsurance Ltd. (a)	31	383
Tompkins Financial Corp.	5	399
Torchmark Corp.	40	3,254
Towne Bank	25	799
TPG RE Finance Trust Inc.	9	174
Travelers Cos. Inc.	100	12,268
Trico Bancshares	7	271
Tristate Capital Holdings Inc. (a)	8	213
Triumph Bancorp Inc. (a)	9	371
Trupanion Inc. (a) (b)	9	338
TrustCo Bank Corp.	36	321
Trustmark Corp.	24	784
Two Harbors Investment Corp.	64	1,007
U.S. Bancorp	579	28,984
UMB Financial Corp.	17	1,271
Umpqua Holdings Corp.	81	1,831
Union Bankshares Corp. (b)	22	875
United Bankshares Inc. (b)	39	1,415
United Community Banks Inc.	28	855
United Community Financial Corp.	17	189
United Financial Bancorp Inc.	18	309
United Fire Group Inc.	7	393
United Insurance Holdings Corp.	11	219
Universal Insurance Holdings Inc.	12	430
Univest Corp. of Pennsylvania	10	286
Unum Group	82	3,049
Validus Holdings Ltd.	30	2,050
Valley National Bancorp	115	1,400
Veritex Holdings Inc. (a)	6	186
Virtu Financial Inc. - Class A	11	299
Virtus Investment Partners Inc.	3	331
Voya Financial Inc.	64	3,022
Waddell & Reed Financial Inc. - Class A	31	564
Walker & Dunlop Inc.	11	631
Washington Federal Inc.	32	1,041
Washington Trust Bancorp Inc.	6	322
Waterstone Financial Inc.	9	148
Webster Financial Corp.	34	2,196
Wells Fargo & Co.	1,727	95,717
WesBanco Inc.	16	731
Westamerica Bancorp (b)	10	561
Western Alliance Bancorp (a)	37	2,122
Westwood Holdings Group Inc.	3	180
White Mountains Insurance Group Ltd.	1	1,057
Willis Towers Watson Plc	49	7,419
Wintrust Financial Corp.	21	1,802
WisdomTree Investments Inc.	45	413
World Acceptance Corp. (a)	3	280
WR Berkley Corp.	36	2,589
WSFS Financial Corp.	12	631
XL Group Ltd.	95	5,326
Zions Bancorp	73	3,821
		1,422,362
Real Estate 0.9%
AGNC Investment Corp.	156	2,896
Apollo Commercial Real Estate Finance Inc.	39	713
Arbor Realty Trust Inc. (b)	20	211
ARMOUR Residential REIT Inc.	14	316
Capstead Mortgage Corp.	32	286
Chimera Investment Corp.	69	1,267
CYS Investments Inc.	58	437
Dynex Capital Inc.	20	131
Invesco Mortgage Capital Inc.	43	678
MTGE Investment Corp.	15	302
New Residential Investment Corp.	123	2,147
New York Mortgage Trust Inc. (b)	36	219
Pennymac Mortgage Investment Trust	23	442
Redwood Trust Inc.	27	437
Starwood Property Trust Inc. (b)	96	2,083
Sutherland Asset Management Corp.	5	79
	Shares/Par[1]	Value ($)
Western Asset Mortgage Capital Corp.	15	159
		12,803
Total Common Stocks (cost $1,165,693)		1,435,165
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	2
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (e)	2,409	2,409
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (e)	8,634	8,634
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	220	219
Total Short Term Investments (cost $11,262)		11,262
Total Investments 100.6% (cost $1,176,957)		1,446,429
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.6)%		(8,404)
Total Net Assets 100.0%		1,438,028

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.9%
Consumer Staples 1.7%
CVS Health Corp.	793	51,035
Health Care 98.2%
Abaxis Inc.	18	1,477
Abbott Laboratories	1,363	83,153
AbbVie Inc.	1,186	109,912
Abeona Therapeutics Inc. (a) (b)	22	348
Abiomed Inc. (a)	33	13,494
Acadia HealthCare Co. Inc. (a) (b)	68	2,777
ACADIA Pharmaceuticals Inc. (a) (b)	81	1,232
Accelerate Diagnostics Inc. (a) (b)	26	591
Acceleron Pharma Inc. (a)	31	1,514
Accuray Inc. (a)	72	297
Achaogen Inc. (a) (b)	21	181
Achillion Pharmaceuticals Inc. (a)	94	266
Aclaris Therapeutics Inc. (a) (b)	19	390
Acorda Therapeutics Inc. (a)	31	879
Adamas Pharmaceuticals Inc. (a) (b)	15	390
Addus HomeCare Corp. (a)	6	329
Aduro Biotech Inc. (a)	30	212
Aerie Pharmaceuticals Inc. (a) (b)	25	1,670
Aetna Inc.	256	46,898
Agenus Inc. (a) (b)	73	166
Agilent Technologies Inc.	253	15,675
Agios Pharmaceuticals Inc. (a)	40	3,344
Aimmune Therapeutics Inc. (a)	29	791
Akcea Therapeutics Inc. (a) (b)	12	291
Akebia Therapeutics Inc. (a)	28	278
Akorn Inc. (a)	76	1,258
Alder Biopharmaceuticals Inc. (a)	51	810
Alexion Pharmaceuticals Inc. (a)	174	21,599
Align Technology Inc. (a)	60	20,418
Alkermes Plc (a)	122	5,003
Allergan Plc	258	43,090

See accompanying Notes to Financial Statements.

7

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,657
Alnylam Pharmaceuticals Inc. (a) (b)	70	6,891
AMAG Pharmaceuticals Inc. (a) (b)	30	584
Amedisys Inc. (a)	23	1,943
American Renal Associates Holdings Inc. (a) (b)	9	138
AmerisourceBergen Corp.	129	10,959
Amgen Inc.	528	97,495
Amicus Therapeutics Inc. (a) (b)	149	2,327
AMN Healthcare Services Inc. (a) (b)	38	2,233
Amneal Pharmaceuticals Inc. - Class A (a)	57	938
Amphastar Pharmaceuticals Inc. (a)	31	469
AnaptysBio Inc. (a)	13	892
AngioDynamics Inc. (a)	28	630
ANI Pharmaceuticals Inc. (a)	6	428
Anika Therapeutics Inc. (a) (b)	11	367
Anthem Inc.	200	47,590
Apellis Pharmaceuticals Inc. (a) (b)	12	260
Arena Pharmaceuticals Inc. (a)	34	1,498
Array BioPharma Inc. (a)	150	2,513
Arrowhead Pharmaceuticals Inc. (a) (b)	55	749
Assembly Biosciences Inc. (a)	14	530
Atara Biotherapeutics Inc. (a) (b)	24	900
athenahealth Inc. (a)	32	5,032
Athenex Inc. (a) (b)	22	418
AtriCure Inc. (a)	25	673
Atrion Corp.	1	697
Audentes Therapeutics Inc. (a)	19	743
AxoGen Inc. (a)	24	1,182
Baxter International Inc.	400	29,556
Becton Dickinson & Co.	208	49,855
Bellicum Pharmaceuticals Inc. (a) (b)	14	104
BioCryst Pharmaceuticals Inc. (a) (b)	57	329
Biogen Inc. (a)	166	48,136
Biohaven Pharmaceutical Holding Co. Ltd. (a) (b)	14	561
BioMarin Pharmaceutical Inc. (a)	138	13,014
Bio-Rad Laboratories Inc. - Class A (a)	17	4,777
Bio-Techne Corp.	30	4,380
BioTelemetry Inc. (a)	25	1,106
Biotime Inc. (a) (b)	40	83
Bluebird Bio Inc. (a)	39	6,123
Blueprint Medicines Corp. (a)	30	1,935
Boston Scientific Corp. (a)	1,075	35,146
Bristol-Myers Squibb Co.	1,276	70,602
Brookdale Senior Living Inc. (a)	147	1,338
Bruker Corp.	80	2,327
Cambrex Corp. (a)	26	1,382
Cantel Medical Corp.	30	2,923
Capital Senior Living Corp. (a)	19	199
Cara Therapeutics Inc. (a) (b)	20	383
Cardinal Health Inc.	248	12,088
Cardiovascular Systems Inc. (a)	28	896
Castlight Health Inc. - Class B (a)	64	273
Catalent Inc. (a)	105	4,398
Celgene Corp. (a)	590	46,875
Centene Corp. (a)	159	19,584
Cerner Corp. (a)	234	13,973
Cerus Corp. (a)	104	692
Charles River Laboratories International Inc. (a)	37	4,201
Chemed Corp.	13	4,059
ChemoCentryx Inc. (a) (b)	16	205
CIGNA Corp.	190	32,225
Civitas Solutions Inc. (a)	14	234
Clovis Oncology Inc. (a)	37	1,669
Codexis Inc. (a)	33	481
Coherus Biosciences Inc. (a) (b)	25	354
Collegium Pharmaceutical Inc. (a) (b)	17	410
Community Health Systems Inc. (a) (b)	72	238
Computer Programs & Systems Inc. (b)	8	257
Concert Pharmaceuticals Inc. (a)	14	228
Conmed Corp.	20	1,463
Cooper Cos. Inc.	38	9,011
Corcept Therapeutics Inc. (a) (b)	79	1,244
Corvel Corp. (a)	8	446
Cotiviti Holdings Inc. (a)	32	1,408
CRISPR Therapeutics AG (a) (b)	13	781
	Shares/Par[1]	Value ($)
Cross Country Healthcare Inc. (a)	29	327
CryoLife Inc. (a)	23	631
Cutera Inc. (a)	10	396
Cymabay Therapeutics Inc. (a)	39	526
Cytokinetics Inc. (a)	37	306
CytomX Therapeutics Inc. (a)	26	596
Danaher Corp.	491	48,427
DaVita Inc. (a)	114	7,938
Deciphera Pharmaceuticals Inc. (a)	8	316
Denali Therapeutics Inc. (a) (b)	13	203
Dentsply Sirona Inc.	179	7,849
DepoMed Inc. (a)	39	259
Dermira Inc. (a)	27	249
DexCom Inc. (a)	69	6,523
Dicerna Pharmaceuticals Inc. (a) (b)	22	268
Diplomat Pharmacy Inc. (a) (b)	38	981
Dova Pharmaceuticals Inc. (a) (b)	9	267
Dynavax Technologies Corp. (a) (b)	48	739
Eagle Pharmaceuticals Inc. (a) (b)	7	495
Editas Medicine Inc. (a) (b)	26	931
Edwards Lifesciences Corp. (a)	164	23,906
Eli Lilly & Co.	770	65,688
Emergent BioSolutions Inc. (a)	32	1,641
Enanta Pharmaceuticals Inc. (a)	11	1,306
Encompass Health Corp.	78	5,261
Endo International Plc (a)	158	1,490
Endocyte Inc. (a) (b)	39	537
Endologix Inc. (a) (b)	59	332
Ensign Group Inc.	38	1,356
Envision Healthcare Corp. (a)	96	4,206
Epizyme Inc. (a)	38	511
Esperion Therapeutics Inc. (a) (b)	17	655
Evolent Health Inc. - Class A (a) (b)	47	984
Exact Sciences Corp. (a)	95	5,657
Exelixis Inc. (a)	234	5,032
Express Scripts Holding Co. (a)	441	34,067
Fate Therapeutics Inc. (a) (b)	30	337
FibroGen Inc. (a)	55	3,445
Five Prime Therapeutics Inc. (a)	28	437
Flexion Therapeutics Inc. (a) (b)	25	648
Foundation Medicine Inc. (a) (b)	11	1,541
G1 Therapeutics Inc. (a) (b)	16	705
GenMark Diagnostics Inc. (a) (b)	40	257
Genomic Health Inc. (a)	17	854
Geron Corp. (a) (b)	124	427
Gilead Sciences Inc.	1,026	72,716
Glaukos Corp. (a) (b)	23	941
Global Blood Therapeutics Inc. (a)	36	1,608
Globus Medical Inc. - Class A (a)	57	2,888
GlycoMimetics Inc. (a) (b)	24	386
Haemonetics Corp. (a)	41	3,719
Halozyme Therapeutics Inc. (a)	100	1,682
Halyard Health Inc. (a)	37	2,099
HCA Healthcare Inc.	219	22,461
HealthEquity Inc. (a) (b)	42	3,192
HealthStream Inc.	21	579
Henry Schein Inc. (a) (b)	121	8,784
Heron Therapeutics Inc. (a)	47	1,811
Heska Corp. (a)	5	521
Hill-Rom Holdings Inc.	52	4,543
HMS Holdings Corp. (a)	66	1,427
Hologic Inc. (a)	218	8,665
Horizon Pharma Plc (a)	128	2,116
Humana Inc.	108	32,086
ICU Medical Inc. (a)	13	3,714
Idexx Laboratories Inc. (a)	68	14,824
Illumina Inc. (a)	115	32,099
Immunogen Inc. (a)	102	992
Immunomedics Inc. (a) (b)	92	2,175
Incyte Corp. (a)	142	9,503
Innoviva Inc. (a)	62	861
Inogen Inc. (a)	14	2,608
Inovalon Holdings Inc. - Class A (a) (b)	48	476
Inovio Pharmaceuticals Inc. (a) (b)	59	231
Insmed Inc. (a)	59	1,393

See accompanying Notes to Financial Statements.

8

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Insulet Corp. (a)	46	3,940
Insys Therapeutics Inc. (a) (b)	22	160
Integer Holdings Corp. (a)	23	1,459
Integra LifeSciences Holdings Corp. (a)	52	3,346
Intellia Therapeutics Inc. (a) (b)	16	430
Intercept Pharmaceuticals Inc. (a) (b)	15	1,250
Intersect ENT Inc. (a)	21	800
Intra-Cellular Therapies Inc. (a)	35	615
Intrexon Corp. (a) (b)	47	661
Intuitive Surgical Inc. (a)	88	42,004
Invacare Corp. (b)	25	470
Invitae Corp. (a) (b)	30	220
Ionis Pharmaceuticals Inc. (a)	99	4,109
Iovance Biotherapeutics Inc. (a)	54	689
IQVIA Holdings Inc. (a)	121	12,056
iRhythm Technologies Inc. (a)	13	1,042
Ironwood Pharmaceuticals Inc. - Class A (a) (b)	101	1,940
Jazz Pharmaceuticals Plc (a)	47	8,073
Johnson & Johnson	2,095	254,157
Jounce Therapeutics Inc. (a) (b)	11	82
K2M Group Holdings Inc. (a)	29	652
Karyopharm Therapeutics Inc. (a)	27	467
Keryx Biopharmaceuticals Inc. (a) (b)	70	263
Kindred Healthcare Inc. (a)	72	649
Kura Oncology Inc. (a)	15	278
La Jolla Pharmaceutical Co. (a) (b)	14	395
Laboratory Corp. of America Holdings (a)	80	14,283
Lannett Co. Inc. (a) (b)	22	295
Lantheus Holdings Inc. (a)	23	330
LeMaitre Vascular Inc.	12	394
Lexicon Pharmaceuticals Inc. (a) (b)	36	436
LHC Group Inc. (a)	22	1,846
Lifepoint Health Inc. (a)	31	1,514
Ligand Pharmaceuticals Inc. (a)	16	3,416
LivaNova Plc (a)	37	3,713
Loxo Oncology Inc. (a) (b)	17	3,031
Luminex Corp.	30	887
MacroGenics Inc. (a)	28	587
Madrigal Pharmaceuticals Inc. (a) (b)	6	1,578
Magellan Health Services Inc. (a)	19	1,859
Mallinckrodt Plc (a) (b)	69	1,282
Masimo Corp. (a)	39	3,786
McKesson Corp.	161	21,526
Medicines Co. (a) (b)	57	2,078
Medidata Solutions Inc. (a) (b)	46	3,720
MEDNAX Inc. (a)	74	3,202
Medpace Holdings Inc. (a)	6	248
Medtronic Plc	1,059	90,666
Merck & Co. Inc.	2,105	127,771
Meridian Bioscience Inc.	33	524
Merit Medical Systems Inc. (a)	40	2,027
Mettler-Toledo International Inc. (a)	20	11,507
MiMedx Group Inc. (a) (b)	83	528
Minerva Neurosciences Inc. (a)	17	142
Mirati Therapeutics Inc. (a)	12	605
Molina Healthcare Inc. (a) (b)	43	4,246
Momenta Pharmaceuticals Inc. (a)	59	1,208
Mylan NV (a)	399	14,410
MyoKardia Inc. (a)	24	1,190
Myovant Sciences Ltd. (a)	12	271
Myriad Genetics Inc. (a)	55	2,040
Natera Inc. (a)	20	379
National Healthcare Corp.	7	521
National Research Corp. - Class A	8	309
Natus Medical Inc. (a)	24	844
Nektar Therapeutics (a)	125	6,081
Neogen Corp. (a)	40	3,200
NeoGenomics Inc. (a) (b)	51	665
Neurocrine Biosciences Inc. (a) (b)	70	6,872
Nevro Corp. (a)	19	1,509
Novavax Inc. (a) (b)	263	352
Novocure Ltd. (a)	48	1,496
NuVasive Inc. (a) (b)	40	2,078
NxStage Medical Inc. (a)	52	1,447
Omeros Corp. (a) (b)	36	647
	Shares/Par[1]	Value ($)
Omnicell Inc. (a)	31	1,616
Opko Health Inc. (a) (b)	264	1,239
OptiNose Inc. (a) (b)	8	224
OraSure Technologies Inc. (a)	45	743
Orthofix International NV (a)	14	796
Owens & Minor Inc.	49	818
Pacific Biosciences of California Inc. (a) (b)	70	249
Pacira Pharmaceuticals Inc. (a)	32	1,041
Paratek Pharmaceuticals Inc. (a) (b)	21	219
Patterson Cos. Inc. (b)	68	1,540
PDL BioPharma Inc. (a)	114	267
Penumbra Inc. (a)	24	3,306
PerkinElmer Inc.	87	6,381
Perrigo Co. Plc (b)	104	7,607
Pfizer Inc.	4,647	168,611
Phibro Animal Health Corp. - Class A	15	707
Portola Pharmaceuticals Inc. (a) (b)	51	1,920
PRA Health Sciences Inc. (a)	40	3,738
Premier Inc. - Class A (a)	44	1,617
Prestige Brands Holdings Inc. (a) (b)	42	1,609
Progenics Pharmaceuticals Inc. (a)	60	485
Prothena Corp. Plc (a) (b)	32	469
Providence Services Corp. (a)	9	708
PTC Therapeutics Inc. (a)	28	954
Puma Biotechnology Inc. (a)	24	1,400
Quality Systems Inc. (a)	36	695
Quest Diagnostics Inc.	106	11,675
Quidel Corp. (a)	23	1,518
R1 RCM Inc. (a)	59	509
Radius Health Inc. (a) (b)	26	774
RadNet Inc. (a)	28	419
Reata Pharmaceuticals Inc. - Class A (a) (b)	10	341
Regeneron Pharmaceuticals Inc. (a)	62	21,516
Regenxbio Inc. (a)	20	1,469
Repligen Corp. (a)	28	1,341
ResMed Inc.	112	11,551
Retrophin Inc. (a) (b)	30	806
Revance Therapeutics Inc. (a)	23	633
Rhythm Pharmaceuticals Inc. (a)	7	210
Rigel Pharmaceuticals Inc. (a)	117	330
Rocket Pharmaceuticals Ltd. (a) (b)	15	300
Rockwell Medical Technologies Inc. (a) (b)	47	231
Sage Therapeutics Inc. (a)	36	5,630
Sangamo Therapeutics Inc. (a) (b)	67	955
Sarepta Therapeutics Inc. (a) (b)	48	6,412
Seattle Genetics Inc. (a)	86	5,709
Select Medical Holdings Corp. (a)	84	1,532
Seres Therapeutics Inc. (a) (b)	16	141
Sorrento Therapeutics Inc. (a) (b)	48	346
Spark Therapeutics Inc. (a) (b)	25	2,055
Spectrum Pharmaceuticals Inc. (a)	73	1,521
Staar Surgical Co. (a)	22	690
Steris Plc	66	6,981
Stryker Corp.	264	44,508
Supernus Pharmaceuticals Inc. (a)	41	2,425
Surgery Partners Inc. (a) (b)	17	253
SurModics Inc. (a)	10	537
Syneos Health Inc. - Class A (a)	46	2,153
Synergy Pharmaceuticals Inc. (a) (b)	209	363
Tabula Rasa HealthCare Inc. (a)	11	720
Tactile Systems Technology Inc. (a) (b)	10	542
Teladoc Inc. (a) (b)	43	2,477
Teleflex Inc.	36	9,710
Tenet Healthcare Corp. (a)	79	2,642
TESARO Inc. (a) (b)	30	1,334
TG Therapeutics Inc. (a) (b)	44	583
TherapeuticsMD Inc. (a) (b)	138	862
Theravance Biopharma Inc. (a) (b)	34	763
Thermo Fisher Scientific Inc.	314	64,975
Tivity Health Inc. (a)	28	998
Triple-S Management Corp. - Class B (a)	19	724
Ultragenyx Pharmaceutical Inc. (a)	36	2,750
uniQure NV (a)	17	628
United Therapeutics Corp. (a)	34	3,863
UnitedHealth Group Inc.	755	185,347

See accompanying Notes to Financial Statements.

9

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Universal Health Services Inc. - Class B	69	7,721
US Physical Therapy Inc.	10	949
Vanda Pharmaceuticals Inc. (a)	33	637
Varex Imaging Corp. (a)	30	1,130
Varian Medical Systems Inc. (a)	72	8,147
Veeva Systems Inc. - Class A (a)	91	6,957
Vertex Pharmaceuticals Inc. (a)	199	33,899
ViewRay Inc. (a) (b)	21	145
Vocera Communications Inc. (a)	21	638
Voyager Therapeutics Inc. (a) (b)	13	249
Waters Corp. (a)	62	11,970
WaVe Life Sciences Ltd. (a) (b)	8	317
WellCare Health Plans Inc. (a)	35	8,560
West Pharmaceutical Services Inc.	59	5,827
Wright Medical Group NV (a)	79	2,041
Xencor Inc. (a)	35	1,296
Zimmer Biomet Holdings Inc.	159	17,775
ZIOPHARM Oncology Inc. (a) (b)	108	325
Zoetis Inc. - Class A	379	32,321
Zogenix Inc. (a)	26	1,168
		2,941,564
Total Common Stocks (cost $2,491,191)		2,992,599
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	453
Total Rights (cost $157)		453
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	776	776
Securities Lending Collateral 2.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	73,324	73,324
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	265	264
Total Short Term Investments (cost $74,364)		74,364
Total Investments 102.4% (cost $2,565,712)		3,067,416
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (2.4)%		(71,718)
Total Net Assets 100.0%		2,995,699

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 99.6%
2U Inc. (a)	21	1,715
3D Systems Corp. (a) (b)	41	565
8x8 Inc. (a)	38	758
A10 Networks Inc. (a)	20	125
Acacia Communications Inc. (a) (b)	8	278
Accenture Plc - Class A	240	39,286
ACI Worldwide Inc. (a) (b)	47	1,160
Activision Blizzard Inc.	281	21,439
Acxiom Corp. (a)	30	894
Adobe Systems Inc. (a)	191	46,665
ADTRAN Inc.	20	293
Advanced Energy Industries Inc. (a)	15	871
Advanced Micro Devices Inc. (a) (b)	356	5,336
	Shares/Par[1]	Value ($)
Akamai Technologies Inc. (a)	66	4,856
Alarm.com Holdings Inc. (a)	13	538
Alliance Data Systems Corp.	19	4,517
Alpha & Omega Semiconductor Ltd. (a)	6	80
Alphabet Inc. - Class A (a)	116	131,393
Alphabet Inc. - Class C (a)	123	136,933
Ambarella Inc. (a) (b)	13	519
Amkor Technology Inc. (a)	44	374
Amphenol Corp. - Class A	119	10,336
Analog Devices Inc.	144	13,839
ANGI Homeservices Inc. (a) (b)	15	227
Anixter International Inc. (a)	12	751
Ansys Inc. (a)	33	5,669
Apple Inc.	1,977	366,047
Applied Materials Inc.	410	18,919
Applied Optoelectronics Inc. (a) (b)	7	314
Arista Networks Inc. (a)	20	5,218
ARRIS International Plc (a)	68	1,668
Arrow Electronics Inc. (a)	34	2,541
Aspen Technology Inc. (a)	28	2,559
Autodesk Inc. (a)	86	11,222
Automatic Data Processing Inc.	173	23,171
Avnet Inc.	47	2,011
AVX Corp.	21	335
Axcelis Technologies Inc. (a)	13	265
Badger Meter Inc.	12	531
Belden Inc.	16	968
Benchmark Electronics Inc.	19	546
Benefitfocus Inc. (a) (b)	7	222
Black Knight Inc. (a) (b)	56	2,980
Blackbaud Inc.	18	1,897
Blackline Inc. (a)	13	566
Blucora Inc. (a)	17	612
Booz Allen Hamilton Holding Corp. - Class A	56	2,460
Bottomline Technologies Inc. (a)	15	758
Box Inc. - Class A (a)	43	1,079
Broadcom Inc.	160	38,785
Broadridge Financial Solutions Inc.	46	5,265
Brooks Automation Inc.	27	895
CA Inc.	122	4,362
Cabot Microelectronics Corp.	10	1,028
CACI International Inc. - Class A (a)	10	1,640
Cadence Design Systems Inc. (a)	111	4,806
CalAmp Corp. (a)	16	364
Carbonite Inc. (a)	10	342
Cardtronics Plc - Class A (a)	17	409
Cars.com Inc. (a) (b)	27	760
Cass Information Systems Inc.	4	308
Cavium Inc. (a)	28	2,409
CDK Global Inc.	50	3,276
CDW Corp.	60	4,851
CEVA Inc. (a)	8	250
ChannelAdvisor Corp. (a)	7	97
Ciena Corp. (a) (b)	55	1,460
Cirrus Logic Inc. (a)	23	901
Cisco Systems Inc.	1,878	80,831
Cision Ltd. (a)	12	186
Citrix Systems Inc. (a)	55	5,744
Cloudera Inc. (a) (b)	40	542
Cognex Corp.	69	3,071
Cognizant Technology Solutions Corp. - Class A	229	18,112
Coherent Inc. (a)	9	1,462
Cohu Inc.	12	289
CommScope Holding Co. Inc. (a) (b)	75	2,202
CommVault Systems Inc. (a)	17	1,118
Comtech Telecommunications Corp.	8	269
Conduent Inc. (a)	72	1,308
Control4 Corp. (a)	9	212
Convergys Corp. (b)	36	871
CoreLogic Inc. (a)	31	1,616
Cornerstone OnDemand Inc. (a)	19	907
Corning Inc.	334	9,178
Coupa Software Inc. (a)	17	1,085
Cray Inc. (a)	17	421
Cree Inc. (a)	40	1,653

See accompanying Notes to Financial Statements.

10

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CSG Systems International Inc.	14	557
CTS Corp.	11	410
Cypress Semiconductor Corp.	135	2,100
Daktronics Inc.	10	84
Dell Technologies Inc. - Class V (a)	77	6,553
Diebold Nixdorf Inc. (b)	25	294
Diodes Inc. (a)	15	512
Dolby Laboratories Inc.	23	1,410
DXC Technology Co.	111	8,954
eBay Inc. (a)	376	13,642
Ebix Inc. (b)	8	633
EchoStar Corp. - Class A (a)	18	806
Electro Scientific Industries Inc. (a)	11	174
Electronic Arts Inc. (a)	120	16,882
Electronics for Imaging Inc. (a)	19	604
Ellie Mae Inc. (a) (b)	13	1,397
Endurance International Group Holdings Inc. (a)	20	200
Entegris Inc.	55	1,853
Envestnet Inc. (a)	17	943
EPAM Systems Inc. (a)	20	2,427
ePlus Inc. (a)	5	467
Etsy Inc. (a)	43	1,814
Euronet Worldwide Inc. (a)	21	1,758
Everbridge Inc. (a)	10	460
Everi Holdings Inc. (a)	30	213
EVERTEC Inc.	25	547
ExlService Holdings Inc. (a)	13	732
Extreme Networks (a)	45	357
F5 Networks Inc. (a) (b)	24	4,149
Fabrinet (a)	14	515
Facebook Inc. - Class A (a)	934	181,472
Fair Isaac Corp. (a)	12	2,248
FARO Technologies Inc. (a)	6	313
Fidelity National Information Services Inc.	129	13,702
Finisar Corp. (a) (b)	43	768
FireEye Inc. (a) (b)	68	1,049
First Data Corp. - Class A (a)	181	3,779
First Solar Inc. (a)	30	1,575
Fiserv Inc. (a)	161	11,950
FitBit Inc. - Class A (a)	70	457
Five9 Inc. (a)	19	674
FleetCor Technologies Inc. (a)	35	7,399
Flextronics International Ltd. (a)	203	2,869
FLIR Systems Inc.	55	2,851
Forescout Technologies Inc. (a)	6	213
FormFactor Inc. (a)	30	402
Fortinet Inc. (a)	56	3,498
Gartner Inc. (a) (b)	36	4,737
Global Payments Inc.	62	6,913
Glu Mobile Inc. (a)	42	266
GoDaddy Inc. - Class A (a)	58	4,075
Gogo Inc. (a) (b)	25	119
GrubHub Inc. (a) (b)	34	3,574
GTT Communications Inc. (a) (b)	13	601
Guidewire Software Inc. (a)	30	2,642
Hackett Group Inc.	12	186
Hewlett Packard Enterprise Co.	609	8,893
Hortonworks Inc. (a)	20	374
HP Inc.	637	14,454
HubSpot Inc. (a) (b)	14	1,791
IAC/InterActiveCorp. (a)	29	4,495
Ichor Holdings Ltd. (a) (b)	9	190
II-VI Inc. (a)	22	963
Imperva Inc. (a)	12	568
Infinera Corp. (a)	57	569
Inphi Corp. (a) (b)	14	464
Insight Enterprises Inc. (a)	14	669
Instructure Inc. (a)	12	493
Integrated Device Technology Inc. (a)	50	1,606
Intel Corp.	1,825	90,707
InterDigital Inc.	14	1,104
International Business Machines Corp.	359	50,102
Intuit Inc.	95	19,377
IPG Photonics Corp. (a)	15	3,267
Itron Inc. (a)	13	790
	Shares/Par[1]	Value ($)
j2 Global Inc.	19	1,633
Jabil Inc.	60	1,666
Jack Henry & Associates Inc. (b)	30	3,960
Juniper Networks Inc.	140	3,853
Kemet Corp. (a)	21	513
Keysight Technologies Inc. (a)	73	4,282
Kimball Electronics Inc. (a)	11	205
KLA-Tencor Corp.	61	6,286
Knowles Corp. (a)	36	548
Kulicke & Soffa Industries Inc.	28	664
Lam Research Corp.	64	11,007
Lattice Semiconductor Corp. (a)	38	249
Leidos Holdings Inc.	56	3,315
Limelight Networks Inc. (a)	42	190
Littelfuse Inc.	10	2,181
LivePerson Inc. (a)	21	433
LogMeIn Inc.	20	2,066
Lumentum Holdings Inc. (a) (b)	24	1,386
M/A-COM Technology Solutions Holdings Inc. (a) (b)	17	384
Manhattan Associates Inc. (a)	27	1,271
Mantech International Corp. - Class A	9	496
Marvell Technology Group Ltd.	171	3,674
MasterCard Inc. - Class A	364	71,541
Maxim Integrated Products Inc.	110	6,463
MAXIMUS Inc.	25	1,545
MaxLinear Inc. - Class A (a)	24	367
Mellanox Technologies Ltd. (a)	17	1,435
MercadoLibre Inc.	16	4,844
Mesa Laboratories Inc.	1	306
Methode Electronics Inc.	14	574
Microchip Technology Inc. (b)	91	8,293
Micron Technology Inc. (a)	451	23,626
Microsoft Corp.	2,851	281,125
MicroStrategy Inc. - Class A (a)	4	493
MINDBODY Inc. - Class A (a)	13	494
Mitel Networks Corp. (a)	44	481
MKS Instruments Inc.	21	1,988
MobileIron Inc. (a)	24	108
Model N Inc. (a)	5	103
MoneyGram International Inc. (a)	13	85
Monolithic Power Systems Inc.	15	2,032
Monotype Imaging Holdings Inc.	17	343
Motorola Solutions Inc.	63	7,368
MTS Systems Corp.	7	368
Nanometrics Inc. (a)	10	355
National Instruments Corp.	49	2,078
NCR Corp. (a) (b)	45	1,362
Net 1 UEPS Technologies Inc. (a)	21	194
NetApp Inc.	104	8,187
NetGear Inc. (a)	12	736
NetScout Systems Inc. (a)	32	958
New Relic Inc. (a) (b)	16	1,632
NIC Inc.	27	413
Novanta Inc. (a)	13	828
Nuance Communications Inc. (a)	111	1,541
Nutanix Inc. - Class A (a)	45	2,300
NVE Corp.	2	225
Nvidia Corp.	224	53,093
Oclaro Inc. (a)	62	551
ON Semiconductor Corp. (a)	168	3,734
OneSpan Inc. (a)	11	222
Oracle Corp.	1,209	53,257
OSI Systems Inc. (a)	7	514
Palo Alto Networks Inc. (a)	36	7,347
Pandora Media Inc. (a) (b)	100	786
Park Electrochemical Corp.	7	154
Paychex Inc.	126	8,636
Paycom Software Inc. (a) (b)	20	1,971
Paylocity Holding Corp. (a)	11	674
PayPal Holdings Inc. (a)	444	36,974
PC Connection Inc.	4	139
PDF Solutions Inc. (a)	9	109
Pegasystems Inc.	15	809
Perficient Inc. (a)	13	336
Perspecta Inc.	55	1,126

See accompanying Notes to Financial Statements.

11

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Photronics Inc. (a)	29	229
Plantronics Inc.	13	968
Plexus Corp. (a)	13	769
Power Integrations Inc.	12	852
Presidio Inc. (a) (b)	14	183
Progress Software Corp.	16	627
Proofpoint Inc. (a)	20	2,310
PROS Holdings Inc. (a) (b)	12	436
PTC Inc. (a)	46	4,271
Pure Storage Inc. - Class A (a)	33	792
Q2 Holdings Inc. (a)	13	757
QAD Inc. - Class A	4	181
Qorvo Inc. (a)	50	3,972
QUALCOMM Inc.	577	32,358
Qualys Inc. (a)	12	1,026
Quantenna Communications Inc. (a)	6	97
QuinStreet Inc. (a)	19	242
Quotient Technology Inc. (a)	30	390
Rambus Inc. (a)	40	506
Rapid7 Inc. (a)	10	284
RealPage Inc. (a)	27	1,477
Red Hat Inc. (a)	69	9,239
Ribbon Communications Inc. (a)	17	123
RingCentral Inc. - Class A (a)	27	1,866
Rogers Corp. (a)	7	787
Rudolph Technologies Inc. (a)	13	376
Sabre Corp.	97	2,402
SailPoint Technologies Holdings Inc. (a)	18	453
Salesforce.com Inc. (a)	267	36,451
Sanmina Corp. (a)	29	852
ScanSource Inc. (a)	9	379
Science Applications International Corp.	17	1,374
Seagate Technology	108	6,122
Semtech Corp. (a)	27	1,268
SendGrid Inc. (a)	9	229
ServiceNow Inc. (a)	68	11,771
ServiceSource International Inc. (a)	21	84
Shutterstock Inc. (a)	8	392
Silicon Laboratories Inc. (a)	16	1,612
Skyworks Solutions Inc.	71	6,908
SMART Global Holdings Inc. (a) (b)	4	117
SolarEdge Technologies Inc. (a) (b)	13	608
Splunk Inc. (a)	55	5,490
SPS Commerce Inc. (a)	6	472
Square Inc. - Class A (a)	111	6,840
SS&C Technologies Holdings Inc.	82	4,273
Stamps.com Inc. (a)	7	1,660
SunPower Corp. (a) (b)	20	155
Super Micro Computer Inc. (a) (b)	14	339
Sykes Enterprises Inc. (a)	15	428
Symantec Corp.	244	5,034
Synaptics Inc. (a)	13	633
SYNNEX Corp.	12	1,151
Synopsys Inc. (a)	58	4,939
Syntel Inc. (a)	15	474
Tableau Software Inc. - Class A (a)	27	2,619
Take-Two Interactive Software Inc. (a)	45	5,309
TE Connectivity Ltd.	137	12,343
Tech Data Corp. (a) (b)	14	1,171
TechTarget Inc. (a)	10	285
Teradata Corp. (a)	48	1,946
Teradyne Inc.	75	2,858
Texas Instruments Inc.	383	42,234
TiVo Corp. (b)	45	606
Total System Services Inc.	63	5,362
Trade Desk Inc. - Class A (a)	12	1,118
Travelport Worldwide Ltd.	48	895
Trimble Inc. (a)	96	3,157
TrueCar Inc. (a) (b)	27	270
TTEC Holdings Inc.	5	181
TTM Technologies Inc. (a) (b)	34	607
Tucows Inc. (a) (b)	3	192
Twilio Inc. - Class A (a)	26	1,431
Twitter Inc. (a)	264	11,520
Tyler Technologies Inc. (a)	14	3,111
	Shares/Par[1]	Value ($)
Ubiquiti Networks Inc. (a) (b)	11	895
Ultimate Software Group Inc. (a)	11	2,946
Ultra Clean Holdings Inc. (a)	14	227
Unisys Corp. (a) (b)	18	238
Universal Display Corp. (b)	16	1,374
Upland Software Inc. (a)	8	264
Varonis Systems Inc. (a)	11	832
Veeco Instruments Inc. (a)	18	263
VeriFone Systems Inc. (a)	42	948
Verint Systems Inc. (a)	24	1,066
VeriSign Inc. (a)	34	4,666
Versum Materials Inc.	42	1,576
ViaSat Inc. (a) (b)	21	1,391
Viavi Solutions Inc. (a)	86	884
Virtusa Corp. (a)	11	520
Visa Inc. - Class A	703	93,090
Vishay Intertechnology Inc.	51	1,176
VMware Inc. - Class A (a) (b)	28	4,185
Web.com Group Inc. (a)	16	410
Western Digital Corp.	116	8,961
Western Union Co.	181	3,673
WEX Inc. (a)	17	3,184
Workday Inc. - Class A (a)	53	6,447
Workiva Inc. - Class A (a)	11	263
Worldpay Inc. - Class A (a)	116	9,489
Xcerra Corp. (a)	20	277
Xerox Corp.	91	2,175
Xilinx Inc.	99	6,467
XO Group Inc. (a)	11	358
Xperi Corp.	17	281
Yelp Inc. - Class A (a)	31	1,215
Yext Inc. (a)	14	278
Zebra Technologies Corp. - Class A (a)	21	3,016
Zendesk Inc. (a)	39	2,143
Zillow Group Inc. - Class C (a) (b)	45	2,672
Zynga Inc. - Class A (a)	304	1,238
		2,700,062
Telecommunication Services 0.0%
Avaya Holdings Corp. (a)	42	850
Total Common Stocks (cost $1,658,383)		2,700,912
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	12,011	12,011
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	25,463	25,463
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	570	568
Total Short Term Investments (cost $38,042)		38,042
Total Investments 101.0% (cost $1,696,425)		2,738,954
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (1.0)%		(26,946)
Total Net Assets 100.0%		2,712,018

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.6%
Consumer Discretionary 22.1%
American Eagle Outfitters Inc.	1,571	36,532
Aptiv Plc	805	73,799
BBX Capital Corp. - Class A (a)	316	2,853
Carnival Plc	428	24,549
Cavco Industries Inc. (b)	29	6,038
Century Communities Inc. (b)	84	2,645

See accompanying Notes to Financial Statements.

12

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Childrens Place Retail Stores Inc.	57	6,866
Churchill Downs Inc.	50	14,757
Foot Locker Inc.	620	32,658
Fox Factory Holding Corp. (b)	118	5,481
Gap Inc.	875	28,356
Genuine Parts Co.	294	27,005
Grand Canyon Education Inc. (b)	154	17,142
Gray Television Inc. (b)	232	3,663
HanesBrands Inc. (a)	1,343	29,578
Harley-Davidson Inc.	558	23,500
Hilton Grand Vacations Inc. (b)	320	11,114
ILG Inc.	401	13,233
Installed Building Products Inc. (b)	104	5,897
International Game Technology Plc (a)	1,060	24,627
iRobot Corp. (a) (b)	89	6,773
Leggett & Platt Inc.	597	26,640
M/I Homes Inc. (b)	93	2,469
Marks & Spencer Group Plc	11,421	44,313
Marriott International Inc. - Class A	528	66,793
Marriott Vacations Worldwide Corp.	84	9,500
MDC Holdings Inc.	182	5,611
Meritage Homes Corp. (b)	129	5,690
Monarch Casino & Resort Inc. (b)	54	2,363
Newell Brands Inc.	894	23,064
Nordstrom Inc.	598	30,958
NutriSystem Inc.	94	3,602
Planet Fitness Inc. - Class A (b)	278	12,225
Sands China Ltd.	9,392	50,275
Sleep Number Corp. (b)	126	3,647
Tapestry Inc.	632	29,515
TRI Pointe Homes Inc. (b)	486	7,958
William Lyon Homes - Class A (b)	108	2,504
Williams-Sonoma Inc. (a)	544	33,421
Wingstop Inc.	93	4,861
Winnebago Industries Inc.	105	4,249
World Wrestling Entertainment Inc. - Class A (a)	250	18,191
		784,915
Consumer Staples 6.7%
Calavo Growers Inc. (a)	57	5,437
Campbell Soup Co. (a)	605	24,530
Coca-Cola Co.	2,589	113,535
Darling Ingredients Inc. (b)	532	10,575
MGP Ingredients Inc. (a)	54	4,764
Performance Food Group Co. (b)	323	11,839
Procter & Gamble Co.	785	61,270
Sanderson Farms Inc.	73	7,705
		239,655
Energy 10.3%
BP Plc	6,633	50,379
Chevron Corp.	559	70,736
China Petroleum & Chemical Corp. - Class H	60,664	54,496
Exxon Mobil Corp.	825	68,290
Murphy Oil Corp.	874	29,530
Phillips 66	280	31,435
Schlumberger Ltd.	392	26,273
Valero Energy Corp.	305	33,770
		364,909
Financials 10.2%
American Equity Investment Life Holding Co.	286	10,286
Bank of China Ltd. - Class H	93,415	46,381
China Construction Bank Corp. - Class H	49,181	45,567
Cohen & Steers Inc.	146	6,071
Encore Capital Group Inc. (a) (b)	81	2,976
FirstCash Inc.	151	13,575
Houlihan Lokey Inc. - Class A	217	11,101
HSBC Holdings Plc	4,648	43,718
Interactive Brokers Group Inc.	228	14,673
Kemper Corp.	167	12,643
Lloyds Banking Group Plc	51,678	42,848
Moelis & Co. - Class A	108	6,358
NMI Holdings Inc. - Class A (b)	191	3,115
PJT Partners Inc. - Class A	59	3,164
Progressive Corp.	1,296	76,660
Texas Pacific Land Trust	25	17,605
	Shares/Par[1]	Value ($)
Walker & Dunlop Inc.	97	5,378
		362,119
Health Care 11.0%
Akorn Inc. (b)	395	6,550
Anthem Inc.	311	74,036
Cardinal Health Inc.	450	21,951
Chemed Corp.	51	16,492
Diplomat Pharmacy Inc. (b)	224	5,719
Emergent BioSolutions Inc. (b)	133	6,716
Enanta Pharmaceuticals Inc. (b)	62	7,143
Globus Medical Inc. - Class A (b)	311	15,696
Inovalon Holdings Inc. - Class A (a) (b)	469	4,660
Integer Holdings Corp. (b)	103	6,682
LHC Group Inc. (b)	56	4,820
Merck & Co. Inc.	1,257	76,276
Merit Medical Systems Inc. (b)	161	8,239
MiMedx Group Inc. (a) (b)	352	2,250
Orthofix International NV (b)	58	3,287
Pfizer Inc.	3,246	117,765
Providence Services Corp. (b)	42	3,304
Supernus Pharmaceuticals Inc. (b)	164	9,842
		391,428
Industrials 14.8%
Aerojet Rocketdyne Holdings Inc. (b)	234	6,897
Alamo Group Inc.	36	3,212
American Woodmark Corp. (b)	52	4,753
Boeing Co.	241	80,897
Caterpillar Inc.	449	60,977
Columbus Mckinnon Corp.	74	3,211
Deere & Co.	448	62,682
Dycom Industries Inc. (b)	98	9,286
Eaton Corp. Plc	355	26,521
Emerson Electric Co.	401	27,723
General Electric Co.	6,434	87,570
Insperity Inc.	135	12,880
Kadant Inc.	36	3,476
KAR Auction Services Inc.	557	30,533
KLX Inc. (b)	164	11,770
Korn/Ferry International	183	11,309
Marten Transport Ltd.	174	4,087
Mercury Systems Inc. (b)	150	5,706
PGT Innovations Inc. (b)	155	3,224
Rush Enterprises Inc. - Class A (b)	130	5,627
Saia Inc. (b)	80	6,494
Sun Hydraulics Corp.	87	4,180
Trex Co. Inc. (b)	191	11,943
TriNet Group Inc. (b)	226	12,641
Watsco Inc.	168	29,925
		527,524
Information Technology 14.2%
Applied Optoelectronics Inc. (a) (b)	63	2,822
ASGN Inc. (b)	166	12,972
Brooks Automation Inc.	225	7,328
Cabot Microelectronics Corp.	83	8,877
CalAmp Corp. (b)	108	2,530
CEVA Inc. (b)	74	2,248
Cisco Systems Inc.	3,063	131,811
DXC Technology Co.	722	58,164
Etsy Inc. (b)	387	16,331
FormFactor Inc. (b)	236	3,136
Globant SA (a) (b)	115	6,505
II-VI Inc. (b)	199	8,629
International Business Machines Corp.	442	61,709
InterXion Holding NV (b)	231	14,403
Kulicke & Soffa Industries Inc.	229	5,455
Micron Technology Inc. (b)	1,526	80,018
Orbotech Ltd. (b)	155	9,605
Paylocity Holding Corp. (b)	168	9,904
Perspecta Inc.	365	7,499
RealPage Inc. (b)	269	14,823
Silicon Laboratories Inc. (b)	136	13,499
Stamps.com Inc. (b)	55	14,018
Versum Materials Inc.	353	13,111
		505,397

See accompanying Notes to Financial Statements.

13

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Materials 4.9%
Boise Cascade Co.	124	5,563
CF Industries Holdings Inc.	657	29,171
Ferro Corp. (b)	274	5,716
Hudbay Minerals Inc.	850	4,761
Iamgold Corp. (b)	1,491	8,663
International Paper Co.	465	24,234
Kaiser Aluminum Corp.	55	5,737
KMG Chemicals Inc.	49	3,631
Kraton Corp. (b)	101	4,684
Louisiana-Pacific Corp.	468	12,727
Sherwin-Williams Co.	173	70,631
		175,518
Real Estate 0.1%
HFF Inc. - Class A	127	4,354
Telecommunication Services 5.3%
BT Group Plc	13,097	37,661
Verizon Communications Inc.	2,266	113,982
Vodafone Group Plc	14,996	36,330
		187,973
Total Common Stocks (cost $3,338,429)		3,543,792
SHORT TERM INVESTMENTS 2.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,203	3,203
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	81,571	81,571
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	760	757
Total Short Term Investments (cost $85,531)		85,531
Total Investments 102.0% (cost $3,423,960)		3,629,323
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net (2.0)%		(72,681)
Total Net Assets 100.0%		3,556,674

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.9%
Argentina 0.0%
MercadoLibre Inc.	—	113
Australia 2.5%
AGL Energy Ltd.	6	99
Alumina Ltd.	22	46
Amcor Ltd.	10	112
AMP Ltd.	26	70
APA Group	10	73
Aristocrat Leisure Ltd.	5	112
ASX Ltd.	2	83
Aurizon Holdings Ltd.	18	59
AusNet Services	17	20
Australia & New Zealand Banking Group Ltd.	26	534
Bank of Queensland Ltd.	4	27
Bendigo and Adelaide Bank Ltd.	4	35
BHP Billiton Ltd.	28	701
BlueScope Steel Ltd.	5	60
Boral Ltd.	11	51
Brambles Ltd.	14	94
Caltex Australia Ltd.	2	57
Challenger Financial Services Group Ltd.	5	46
CIMIC Group Ltd.	1	27
Coca-Cola Amatil Ltd.	4	30
Cochlear Ltd.	1	77
Commonwealth Bank of Australia	15	826
	Shares/Par[1]	Value ($)
Computershare Ltd.	4	57
Crown Resorts Ltd.	4	36
CSL Ltd.	4	561
Dexus	9	65
Domino's Pizza Enterprises Ltd. (a)	1	22
Flight Centre Ltd. (a)	1	24
Fortescue Metals Group Ltd.	14	45
Goodman Group	14	102
GPT Group	16	61
Harvey Norman Holdings Ltd. (a)	5	13
Healthscope Ltd.	16	26
Incitec Pivot Ltd.	15	41
Insurance Australia Group Ltd.	20	129
LendLease Corp. Ltd.	5	73
Macquarie Group Ltd.	3	260
Medibank Private Ltd.	25	54
Mirvac Group	33	54
National Australia Bank Ltd. (a)	23	474
Newcrest Mining Ltd.	7	107
Oil Search Ltd.	12	81
Orica Ltd.	3	44
Origin Energy Ltd. (b)	16	118
QBE Insurance Group Ltd.	12	84
Ramsay Health Care Ltd.	1	50
REA Group Ltd.	—	32
Rio Tinto Ltd.	4	221
Santos Ltd. (b)	17	79
Scentre Group	46	149
Seek Ltd.	3	49
Sonic Health Care Ltd.	4	65
South32 Ltd.	45	120
Stockland	22	64
Suncorp Group Ltd.	11	120
Sydney Airport	10	52
Tabcorp Holdings Ltd.	16	52
Telstra Corp. Ltd.	38	73
TPG Telecom Ltd. (a)	3	13
Transurban Group	19	165
Treasury Wine Estates Ltd.	6	80
Vicinity Centres	30	58
Wesfarmers Ltd.	10	365
Westpac Banking Corp.	30	641
Woodside Petroleum Ltd.	8	202
Woolworths Group Ltd.	11	257
		8,677
Austria 0.1%
Andritz AG	1	35
Erste Group Bank AG	3	108
OMV AG	1	75
Raiffeisen International Bank Holding AG	1	40
Voestalpine AG	1	47
		305
Belgium 0.4%
AGEAS	2	85
Anheuser-Busch InBev NV	7	670
Belgacom SA	1	31
Colruyt SA	1	30
Groupe Bruxelles Lambert SA	1	76
KBC Groep NV	2	169
Solvay SA	1	84
Telenet Group Holding NV (b)	—	22
UCB SA	1	89
Umicore SA	2	98
		1,354
Bermuda 0.0%
Arch Capital Group Ltd. (b)	4	93
Axis Capital Holdings Ltd.	1	43
RenaissanceRe Holdings Ltd.	—	44
		180
Canada 3.4%
Agnico-Eagle Mines Ltd.	2	96
Alimentation Couche-Tard Inc.	4	165
AltaGas Ltd.	2	31

See accompanying Notes to Financial Statements.

14

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
ARC Resources Ltd.	3	33
Atco Ltd. - Class I	1	22
Bank of Montreal	6	441
Bank of Nova Scotia	10	589
Barrick Gold Corp.	10	131
BCE Inc.	1	57
Blackberry Ltd. (b)	5	44
Bombardier Inc. - Class B (b)	18	70
Brookfield Asset Management Inc. - Class A	7	296
CAE Inc.	2	50
Cameco Corp.	4	40
Canadian Imperial Bank of Commerce	4	331
Canadian National Railway Co.	6	529
Canadian Natural Resources Ltd.	10	379
Canadian Pacific Railway Ltd.	1	238
Canadian Tire Corp. Ltd. - Class A	1	65
Canadian Utilities Ltd. - Class A	1	30
CCL Industries Inc. - Class B	1	64
Cenovus Energy Inc.	9	98
CGI Group Inc. - Class A (b)	2	133
CI Financial Corp.	2	43
Constellation Software Inc.	—	155
Crescent Point Energy Corp. (a)	5	36
Dollarama Inc.	3	105
Emera Inc.	1	16
Empire Co. Ltd. - Class A	2	32
Enbridge Inc.	14	518
EnCana Corp.	8	110
Fairfax Financial Holdings Ltd.	—	112
Finning International Inc.	2	37
First Capital Realty Inc. (a)	2	24
First Quantum Minerals Ltd.	6	91
Fortis Inc.	4	115
Franco-Nevada Corp.	2	117
George Weston Ltd.	—	33
Gildan Activewear Inc.	2	56
Goldcorp Inc.	8	107
Great-West Lifeco Inc.	3	66
H&R REIT	1	20
Husky Energy Inc. (b)	3	48
Hydro One Ltd.	3	41
IGM Financial Inc. (a)	1	23
Imperial Oil Ltd.	3	83
Industrial Alliance Insurance and Financial Services Inc.	1	39
Intact Financial Corp.	1	85
Inter Pipeline Ltd.	3	64
Keyera Corp.	2	47
Kinross Gold Corp. (b)	11	43
Linamar Corp.	—	18
Loblaw Cos. Ltd.	2	93
Lululemon Athletica Inc. (b)	1	116
Lundin Mining Corp.	5	26
Magna International Inc.	3	174
Manulife Financial Corp.	17	309
Metro Inc.	2	70
National Bank of Canada	3	139
Nutrien Ltd.	6	304
Onex Corp.	1	51
Open Text Corp.	2	84
Pembina Pipeline Corp.	4	152
Power Corp. of Canada	3	72
Power Finance Corp. Ltd.	2	51
PrairieSky Royalty Ltd. (a)	2	37
Restaurant Brands International Inc.	2	121
RioCan REIT	2	28
Rogers Communications Inc. - Class B	3	147
Royal Bank of Canada	13	956
Saputo Inc.	2	63
Seven Generations Energy Ltd. (b)	2	24
Shaw Communications Inc. - Class B	4	77
Shopify Inc. - Class A (b)	1	102
SmartCentres REIT	1	14
SNC-Lavalin Group Inc.	2	71
Sun Life Financial Inc.	5	217
	Shares/Par[1]	Value ($)
Suncor Energy Inc.	14	586
Teck Resources Ltd. - Class B	5	115
TELUS Corp.	2	60
Thomson Reuters Corp.	2	97
Toronto-Dominion Bank	16	932
Tourmaline Oil Corp.	2	38
TransCanada Corp. (a)	8	329
Turquoise Hill Resources Ltd. (b)	9	26
Vermilion Energy Inc. (a)	1	36
West Fraser Timber Co. Ltd.	1	41
Wheaton Precious Metals Corp.	4	88
WSP Canada Inc. (a)	1	37
		12,099
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	40
A P Moller - Maersk A/S - Class B	—	73
Carlsberg A/S - Class B	1	114
Chr Hansen Holding A/S	1	82
Coloplast A/S - Class B	1	107
Danske Bank A/S	7	206
DSV A/S	2	132
Genmab A/S (b)	1	81
H Lundbeck A/S	1	43
ISS A/S	2	52
Novo Nordisk A/S - Class B	15	718
Novozymes A/S - Class B	2	103
Orsted A/S	2	100
Pandora A/S	1	67
Tryg A/S	1	24
Vestas Wind Systems A/S	2	114
William Demant Holding A/S (b)	1	43
		2,099
Finland 0.4%
Elisa Oyj	1	59
Fortum Oyj	4	95
Kone Oyj - Class B	3	148
Metso Oyj	1	34
Neste Oil Oyj	1	89
Nokia Oyj	49	283
Nokian Renkaat Oyj	1	41
Orion Oyj - Class B	1	25
Sampo Oyj - Class A	4	192
Stora Enso Oyj - Class R	5	96
UPM-Kymmene Oyj	5	165
Wartsila Oyj	4	79
		1,306
France 3.5%
Accor SA	2	82
Aeroports de Paris	—	60
Air Liquide	4	466
Alstom SA	1	63
Amundi SA	—	30
Arkema SA	1	72
AtoS SE	1	112
AXA SA	17	413
BioMerieux	—	25
BNP Paribas SA	10	605
Bollore SA	8	36
Bouygues SA	2	83
Bureau Veritas SA	2	63
Capgemini SA	1	189
Carrefour SA (a)	5	83
Casino Guichard Perrachon SA	1	20
Cie de Saint-Gobain	4	198
Cie Generale d'Optique Essilor International SA	2	257
CNP Assurances SA	2	35
Compagnie Generale des Etablissements Michelin	2	183
Covivio	—	31
Credit Agricole SA	10	133
Danone SA	5	384
Dassault Aviation SA	—	42
Dassault Systemes SA	1	157
Edenred (a)	2	65
Eiffage SA	1	71

See accompanying Notes to Financial Statements.

15

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Electricite de France SA	5	69
Engie SA	16	246
Eurazeo SA	—	32
Eurofins Scientific SE	—	54
Eutelsat Communications Group SA	2	33
Faurecia	1	41
Gecina SA (a)	—	71
Getlink	4	58
Hermes International SCA	—	167
Icade SA	—	29
Iliad SA	—	37
Imerys SA	—	26
Ingenico Group	1	49
Ipsen SA	—	52
JC Decaux SA	1	22
Kering SA	1	371
Klepierre	2	74
Legrand SA	2	171
L'Oreal SA	2	540
LVMH Moet Hennessy Louis Vuitton SE	2	805
Natixis	8	60
Orange SA	17	289
Pernod-Ricard SA (a)	2	305
Peugeot SA	5	106
Publicis Groupe SA (a)	2	127
Remy Cointreau SA	—	26
Renault SA	2	136
Rexel SA	3	39
Safran SA	3	346
Sanofi SA	10	790
Schneider Electric SE (b)	5	391
SCOR SE	2	57
SEB SA	—	35
Societe BIC SA	—	24
Societe Generale SA	7	280
Sodexo SA	1	77
Suez Environnement Co.	3	43
Teleperformance	1	93
Thales SA	1	117
Total SA	21	1,287
Ubisoft Entertainment SA (b)	1	69
Valeo SA	2	112
Veolia Environnement	4	92
Vinci SA	4	427
Vivendi SA	9	222
Wendel SA	—	35
		12,490
Germany 3.1%
1&1 Drillisch AG	—	22
Adidas AG	2	357
Allianz SE	4	802
Axel Springer SE	—	32
BASF SE	8	763
Bayer AG	7	792
Bayerische Motoren Werke AG	3	259
Beiersdorf AG	1	103
Brenntag AG	1	77
Commerzbank AG (b)	9	88
Continental AG	1	221
Covestro AG	2	144
Daimler AG	8	511
Delivery Hero AG (b)	1	34
Deutsche Bank AG	18	192
Deutsche Boerse AG	2	226
Deutsche Lufthansa AG	2	50
Deutsche Post AG	9	279
Deutsche Telekom AG	29	448
Deutsche Wohnen SE	3	148
E.ON SE	19	207
Evonik Industries AG	1	50
Fraport AG Frankfurt Airport Services Worldwide	—	36
Fresenius Medical Care AG & Co. KGaA	2	191
Fresenius SE & Co. KGaA	4	289
GEA Group AG	2	55
	Shares/Par[1]	Value ($)
Hannover Rueck SE	1	67
HeidelbergCement AG	1	108
Henkel AG & Co. KGaA	1	105
Hochtief AG	—	31
Hugo Boss AG	1	52
Infineon Technologies AG	10	254
Innogy SE	1	53
K+S AG	2	43
KION Group AG	1	46
Lanxess AG	1	64
Linde AG	2	383
MAN SE	—	36
Merck KGaA	1	108
Metro AG	2	20
MTU Aero Engines Holding AG	—	91
Muenchener Rueckversicherungs AG	1	284
Osram Licht AG	1	34
ProSiebenSat.1 Media SE	2	53
Puma SE	—	32
RTL Group SA	—	23
RWE AG	5	107
SAP SE	9	988
Siemens AG	7	877
Siemens Healthineers AG (b)	1	51
Symrise AG	1	97
Telefonica Deutschland Holding AG	7	26
ThyssenKrupp AG	4	92
Uniper SE	2	45
United Internet AG	1	63
Volkswagen AG	—	48
Vonovia SE	4	204
Wirecard AG	1	163
Zalando SE (b)	1	55
		11,079
Hong Kong 1.2%
AIA Group Ltd.	105	922
ASM Pacific Technology Ltd.	2	30
Bank of East Asia Ltd.	11	44
BOC Hong Kong Holdings Ltd.	32	151
CK Asset Holdings Ltd.	23	183
CK Hutchison Holdings Ltd.	23	250
CK Infrastructure Holdings Ltd.	6	44
CLP Holdings Ltd.	14	151
Dairy Farm International Holdings Ltd.	2	21
Galaxy Entertainment Group Ltd.	21	163
Hang Lung Group Ltd.	8	22
Hang Lung Properties Ltd.	17	36
Hang Seng Bank Ltd.	7	165
Henderson Land Development Co. Ltd.	12	64
HK Electric Investments Ltd.	23	22
HKT Trust	34	43
Hong Kong & China Gas Co. Ltd.	79	151
Hong Kong Exchanges & Clearing Ltd.	10	314
Hongkong Land Holdings Ltd.	11	76
Hysan Development Co. Ltd.	6	33
Jardine Matheson Holdings Ltd.	2	120
Kerry Properties Ltd.	6	29
Li & Fung Ltd.	54	20
Link REIT	19	178
Melco Resorts & Entertainment Ltd. - ADR	2	61
MGM China Holdings Ltd. (a)	8	20
Minth Group Ltd.	6	25
MTR Corp.	13	75
New World Development Ltd.	50	71
NWS Holdings Ltd.	14	24
PCCW Ltd.	39	22
Power Assets Holdings Ltd.	12	84
Shangri-La Asia Ltd.	12	23
Sino Land Co.	28	46
SJM Holdings Ltd.	18	22
Sun Hung Kai Properties Ltd.	14	212
Swire Pacific Ltd. - Class A	4	44
Swire Properties Ltd.	10	38
Techtronic Industries Co.	12	70

See accompanying Notes to Financial Statements.

16

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
WH Group Ltd.	72	59
Wharf Holdings Ltd.	11	35
Wharf Real Estate Investment Co. Ltd.	11	78
Wheelock & Co. Ltd.	7	49
Yue Yuen Industrial Holdings Ltd.	7	20
		4,310
Ireland 1.0%
Accenture Plc - Class A	5	876
AIB Group Plc	6	32
Alkermes Plc (b)	1	53
Allegion Plc	1	63
Allergan Plc	3	482
Bank of Ireland Group Plc	8	64
CRH Plc	7	260
Ingersoll-Rand Plc	2	197
James Hardie Industries SE - CDI	4	67
Kerry Group Plc - Class A	1	143
Medtronic Plc	12	1,009
Paddy Power Betfair Plc	1	79
Pentair Plc	2	63
Seagate Technology	2	134
Smurfit Kappa Group Plc	2	64
		3,586
Israel 0.2%
Azrieli Group	—	19
Bank Hapoalim BM	10	65
Bank Leumi Le-Israel BM	13	77
Bezeq Israeli Telecommunication Corp. Ltd.	19	21
Check Point Software Technologies Ltd. (b)	1	111
Elbit Systems Ltd.	—	25
Frutarom Industries Ltd.	—	35
Israel Chemicals Ltd.	5	21
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (b)	1	56
Teva Pharmaceutical Industries Ltd. - ADR	8	202
		656
Italy 0.8%
Assicurazioni Generali SpA	10	172
Atlantia SpA	4	125
CNH Industrial NV	9	98
Davide Campari-Milano SpA	4	31
Enel SpA	71	391
ENI SpA	22	409
EXOR NV	1	65
Ferrari NV	1	143
Intesa Sanpaolo SpA	9	26
Intesa Sanpaolo SpA	117	338
Leonardo SpA	4	36
Luxottica Group SpA	2	98
Mediobanca SpA	5	47
Moncler SpA	1	57
Pirelli & C. SpA (b)	3	23
Poste Italiane SpA	5	39
Prysmian SpA	2	46
Recordati SpA	1	37
Snam Rete Gas SpA	21	86
Telecom Italia SpA	55	36
Telecom Italia SpA (b)	103	76
Terna Rete Elettrica Nazionale SpA	13	68
Unicredit SpA	17	289
		2,736
Japan 8.6%
ABC-Mart Inc.	—	16
Acom Co. Ltd. (a)	4	14
AEON Co. Ltd. (a)	6	118
AEON Financial Service Co. Ltd.	1	21
AEON Mall Co. Ltd.	1	20
Air Water Inc.	1	26
Aisin Seiki Co. Ltd.	1	68
Ajinomoto Co. Inc.	4	76
Alfresa Holdings Corp.	2	40
All Nippon Airways Co. Ltd.	1	37
Alps Electric Co. Ltd.	2	46
	Shares/Par[1]	Value ($)
Amada Co. Ltd.	3	30
Aozora Bank Ltd.	1	42
Asahi Breweries Ltd.	3	164
Asahi Glass Co. Ltd. (a)	2	70
Asahi Kasei Corp.	11	142
Ashikaga Holdings Co. Ltd.	9	31
Asics Corp.	2	25
Astellas Pharma Inc.	17	263
Bandai Namco Holdings Inc.	2	74
Bank of Kyoto Ltd.	1	23
Benesse Holdings Inc.	1	25
Bridgestone Corp.	5	207
Brother Industries Ltd.	2	41
Calbee Inc. (a)	1	26
Canon Inc. (a)	9	288
Casio Computer Co. Ltd.	2	29
Central Japan Railway Co.	1	249
China Bank Ltd.	6	42
Chubu Electric Power Co. Inc.	6	87
Chugai Pharmaceutical Co. Ltd.	2	99
Chugoku Electric Power Co. Inc.	3	32
Coca-Cola Bottlers Japan Holdings Inc. (a)	1	44
Concordia Financial Group Ltd.	11	56
CyberAgent Inc.	1	42
CYBERDYNE Inc. (a) (b)	1	11
Dai Nippon Printing Co. Ltd.	2	47
Daicel Corp.	3	28
Daifuke Co. Ltd.	1	31
Dai-Ichi Life Holdings Inc.	9	170
Daiichi Sankyo Co. Ltd.	5	187
Daikin Industries Ltd.	2	264
Dainippon Sumitomo Pharma Co. Ltd.	2	32
Daito Trust Construction Co. Ltd.	1	97
Daiwa House Industry Co. Ltd.	5	170
Daiwa House REIT Investment Co.	—	31
Daiwa Securities Group Inc.	14	81
Dena Co. Ltd.	1	19
Denso Corp.	4	185
Dentsu Inc. (a)	2	85
Disco Corp.	—	34
Don Quijote Holdings Co. Ltd.	1	53
East Japan Railway Co.	3	258
Eisai Co. Ltd.	2	162
Electric Power Development Co. Ltd.	1	34
FamilyMart UNY Holdings Co. Ltd.	1	74
Fanuc Ltd.	2	337
Fast Retailing Co. Ltd.	1	230
Fuji Electric Holdings Co. Ltd.	5	38
FUJIFILM Holdings Corp.	4	140
Fujitsu Ltd.	17	103
Fukuoka Financial Group Inc.	7	35
Hakuhodo DY Holdings Inc.	2	34
Hamamatsu Photonics KK	1	56
Hankyu Hanshin Holdings Inc.	2	88
Hikari Tsushin Inc.	—	35
Hino Motors Ltd.	2	26
Hirose Electric Co. Ltd.	—	27
Hisamitsu Pharmaceutical Co. Inc.	1	42
Hitachi Chemical Co. Ltd.	1	20
Hitachi Construction Machinery Co. Ltd.	1	32
Hitachi High-Technologies Corp.	1	24
Hitachi Ltd.	42	296
Hitachi Metals Ltd.	2	21
Honda Motor Co. Ltd.	14	419
Hoshizaki Corp.	1	51
Hoya Corp.	3	193
Hulic Co. Ltd.	3	29
Idemitsu Kosan Co. Ltd.	1	43
IHI Corp.	1	49
Iida Group Holdings Co. Ltd.	1	27
INPEX Corp.	9	90
Isetan Mitsukoshi Holdings Ltd.	3	39
Isuzu Motors Ltd.	5	65
ITOCHU Corp.	12	225
J. Front Retailing Co. Ltd.	2	33

See accompanying Notes to Financial Statements.

17

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Japan Airlines Co. Ltd.	1	35
Japan Airport Terminal Co. Ltd.	—	19
Japan Exchange Group Inc.	5	87
Japan Post Bank Co. Ltd.	4	42
Japan Post Holdings Co. Ltd.	14	151
Japan Prime Realty Investment Corp.	—	29
Japan Real Estate Investment Corp.	—	58
Japan Retail Fund Investment Corp.	—	40
Japan Tobacco Inc.	9	266
JFE Holdings Inc.	5	89
JGC Corp.	2	38
JS Group Corp.	2	48
JSR Corp.	2	26
JTEKT Corp.	2	27
JXTG Holdings Inc.	27	186
Kajima Corp.	8	62
Kakaku.com Inc.	1	29
Kamigumi Co. Ltd.	1	21
Kaneka Corp.	2	18
Kansai Electric Power Co. Inc.	6	92
Kansai Paint Co. Ltd.	2	37
Kao Corp.	4	328
Kawasaki Heavy Industries Ltd.	1	41
KDDI Corp.	16	429
Keihan Holdings Co. Ltd.	1	29
Keikyu Corp.	2	33
Keio Corp.	1	48
Keisei Electric Railway Co. Ltd.	1	38
Keyence Corp.	1	452
Kikkoman Corp.	1	66
Kintetsu Corp.	2	65
Kirin Holdings Co. Ltd.	7	193
Kobayashi Pharmaceutical Co. Ltd.	—	26
Kobe Steel Ltd.	3	26
Koito Manufacturing Co. Ltd.	1	66
Komatsu Ltd.	8	232
Konami Corp.	1	46
Konica Minolta Holdings Inc.	4	40
Kose Corp.	—	65
Kubota Corp.	9	139
Kuraray Co. Ltd.	3	44
Kurita Water Industries Ltd.	1	26
Kyocera Corp.	3	158
kyowa Hakko Kirin Co. Ltd.	2	46
Kyushu Electric Power Co. Inc.	4	43
Kyushu Railway Co.	1	43
Lawson Inc.	—	25
LINE Corp. (a) (b)	—	17
Lion Corp.	2	37
M3 Inc.	2	76
Mabuchi Motor Co. Ltd.	—	19
Makita Corp.	2	85
Marubeni Corp.	14	104
Marui Group Co. Ltd. (a)	2	38
Maruichi Steel Tube Ltd.	1	17
Mazda Motor Corp.	5	63
McDonald's Holdings Co. Japan Ltd.	1	31
Medipal Holdings Corp.	2	32
MEIJI Holdings Co. Ltd.	1	93
Minebea Mitsumi Inc.	4	59
MISUMI Group Inc.	3	73
Mitsubishi Chemical Holdings Corp.	11	94
Mitsubishi Corp.	12	331
Mitsubishi Electric Corp.	16	213
Mitsubishi Estate Co. Ltd.	10	182
Mitsubishi Gas Chemical Co. Inc.	2	36
Mitsubishi Heavy Industries Ltd.	3	105
Mitsubishi Materials Corp.	1	27
Mitsubishi Motors Corp.	6	48
Mitsubishi Tanabe Pharma Corp.	2	35
Mitsubishi UFJ Financial Group Inc.	104	593
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	25
Mitsui & Co. Ltd.	15	252
Mitsui Chemicals Inc.	2	43
Mitsui Fudosan Co. Ltd.	8	188
	Shares/Par[1]	Value ($)
Mizuho Financial Group Inc.	209	353
MS&AD Insurance Group Holdings	4	127
Murata Manufacturing Co. Ltd.	2	271
Nabtesco Corp.	1	31
Nagoya Railroad Co. Ltd.	2	41
NEC Corp.	2	60
NEC Electronics Corp. (b)	7	68
Nexon Co. Ltd. (b)	4	52
NGK Insulators Ltd.	2	43
NGK Spark Plug Co. Ltd.	1	37
Nidec Corp.	2	300
Nikon Corp.	3	49
Nintendo Co. Ltd.	1	326
Nippon Building Fund Inc.	—	69
Nippon Electric Glass Co. Ltd.	1	22
Nippon Express Co. Ltd.	1	51
Nippon Meat Packers Inc.	1	28
Nippon Paint Co. Ltd. (a)	1	60
Nippon Prologis REIT Inc.	—	33
Nippon Steel Corp.	7	130
Nippon Telegraph & Telephone Corp.	6	272
Nippon Yusen KK	2	30
Nissan Chemical Industries Ltd.	1	51
Nissan Motor Co. Ltd.	20	198
Nisshin Seifun Group Inc.	2	38
Nissin Foods Holdings Co. Ltd.	1	36
Nitori Co. Ltd.	1	109
Nitto Denko Corp.	1	106
NOK Corp.	1	17
Nomura Holdings Inc.	32	155
Nomura Real Estate Holdings Inc.	1	24
Nomura Real Estate Master Fund Inc.	—	44
Nomura Research Institute Ltd.	1	48
NSK Ltd.	4	36
NTT Data Corp.	6	64
NTT DoCoMo Inc.	12	300
Obayashi Corp.	6	60
Obic Co. Ltd.	1	50
Odakyu Electric Railway Co. Ltd.	3	58
OJI Holdings Corp.	7	43
Olympus Corp.	3	97
Omron Corp.	2	79
Ono Pharmaceutical Co. Ltd.	3	81
Oracle Corp. Japan	—	24
Oriental Land Co. Ltd.	2	189
ORIX Corp.	12	184
Osaka Gas Co. Ltd.	3	70
Otsuka Corp.	1	31
Otsuka Holdings Co. Ltd.	3	165
Panasonic Corp.	19	258
Park24 Co. Ltd.	1	27
Persol Holdings Co. Ltd.	1	29
Pola Orbis Holdings Inc.	1	35
Rakuten Inc.	8	57
Recruit Holdings Co. Ltd.	10	268
Resona Holdings Inc.	18	98
Ricoh Co. Ltd.	6	59
Rinnai Corp.	—	26
Rohm Co. Ltd.	1	67
Ryohin Keikaku Co. Ltd.	—	71
Sankyo Co. Ltd.	—	16
Santen Pharmaceutical Co. Ltd.	3	58
SBI Holdings Inc.	2	46
Secom Co. Ltd.	2	138
Sega Sammy Holdings Inc.	2	27
Seibu Holdings Inc.	2	29
Seiko Epson Corp.	3	43
Sekisui Chemical Co. Ltd.	4	61
Sekisui House Ltd.	5	94
Seven & I Holdings Co. Ltd.	6	284
Seven Bank Ltd.	6	17
SG Holdings Co. Ltd.	1	15
Sharp Corp. (a)	1	33
Shimadzu Corp.	2	69
Shimamura Co. Ltd.	—	18

See accompanying Notes to Financial Statements.

18

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Shimano Inc.	1	88
Shimizu Corp.	5	51
Shin-Etsu Chemical Co. Ltd.	3	285
Shinsei Bank Ltd.	2	23
Shionogi & Co. Ltd.	3	128
Shiseido Co. Ltd.	3	262
Shizuoka Bank Ltd.	4	36
Showa Shell Sekiyu KK	2	25
SMC Corp.	1	184
SoftBank Group Corp.	7	517
Sohgo Security Services Co. Ltd.	1	33
Sompo Holdings Inc.	3	122
Sony Corp.	11	561
Sony Financial Holdings Inc. (a)	2	31
Stanley Electric Co. Ltd.	1	44
Start Today Co. Ltd.	2	61
Subaru Corp. NPV	5	157
Sumco Corp. (a)	2	34
Sumitomo Chemical Co. Ltd.	14	79
Sumitomo Corp.	10	171
Sumitomo Electric Industries Ltd.	7	101
Sumitomo Heavy Industries Ltd.	1	34
Sumitomo Metal Mining Co. Ltd.	2	84
Sumitomo Mitsui Financial Group Inc.	12	456
Sumitomo Mitsui Trust Holdings Inc.	3	115
Sumitomo Realty & Development Co. Ltd.	3	111
Sumitomo Rubber Industries Inc. (a)	1	21
Sundrug Co. Ltd.	1	28
Suntory Beverage & Food Ltd.	1	55
Suruga Bank Ltd.	2	14
Suzuken Co. Ltd.	1	30
Suzuki Motor Corp.	3	165
Sysmex Corp.	1	131
T&D Holdings Inc.	5	68
Taiheiyo Cement Corp.	1	36
Taisei Corp.	2	94
Taisho Pharmaceutical Holdings Co. Ltd.	—	35
Taiyo Nippon Sanso Corp.	1	17
Takashimaya Co. Ltd.	2	17
Takeda Pharmaceutical Co. Ltd. (a)	6	266
TDK Corp.	1	113
Teijin Ltd.	2	31
Terumo Corp.	3	160
THK Co. Ltd.	1	31
Tobu Railway Co. Ltd.	2	49
Toho Co. Ltd.	1	34
Toho Gas Co. Ltd.	1	21
Tohoku Electric Power Co. Inc.	4	50
Tokio Marine Holdings Inc.	6	272
Tokyo Century Corp.	—	17
Tokyo Electric Power Co. Holdings Inc. (b)	13	61
Tokyo Electron Ltd.	1	241
Tokyo Gas Co. Ltd.	3	88
Tokyo Tatemono Co. Ltd.	2	26
Tokyu Corp.	5	83
Tokyu Fudosan Holdings Corp	5	33
Toppan Printing Co. Ltd.	4	31
Toray Industries Inc.	13	99
Toshiba Corp. (b)	55	166
Tosoh Corp.	3	42
TOTO Ltd.	1	60
Toyo Seikan Group Holdings Ltd.	2	26
Toyo Suisan Kaisha Ltd.	1	28
Toyoda Gosei Co. Ltd.	1	15
Toyota Industries Corp.	1	78
Toyota Motor Corp.	20	1,301
Toyota Tsusho Corp.	2	64
Trend Micro Inc.	1	63
Tsuruha Holdings Inc.	—	38
Unicharm Corp.	4	108
United Urban Investment Corp.	—	42
USS Co. Ltd.	2	38
West Japan Railway Co.	1	103
Yahoo! Japan Corp. (a)	13	42
Yakult Honsha Co. Ltd.	1	53
	Shares/Par[1]	Value ($)
Yamada Denki Co. Ltd. (a)	6	28
Yamaguchi Financial Group Inc.	2	23
Yamaha Corp.	1	62
Yamaha Motor Co. Ltd. (a)	3	63
Yamato Holdings Co. Ltd. (a)	3	80
Yamazaki Baking Co. Ltd.	1	31
Yaskawa Electric Corp.	2	81
Yokogawa Electric Corp.	2	37
Yokohama Rubber Co. Ltd. (a)	1	23
		30,234
Jersey 0.0%
Randgold Resources Ltd.	1	65
Luxembourg 0.1%
ArcelorMittal	6	169
Millicom International Cellular SA - SDR	1	35
SES SA - FDR	3	60
Tenaris SA	4	77
		341
Macau 0.0%
Sands China Ltd.	22	116
Wynn Macau Ltd.	14	45
		161
Netherlands 2.3%
ABN AMRO Group NV - CVA	4	94
Aegon NV	16	97
Airbus SE	5	589
Akzo Nobel NV	2	194
ASML Holding NV	4	700
Heineken Holding NV	1	100
Heineken NV	2	228
ING Groep NV	34	484
Koninklijke Ahold NV	11	269
Koninklijke KPN NV	29	78
Koninklijke Philips Electronics NV	8	351
Koninklijke Philips NV	2	159
Koninklijke Vopak NV	1	30
LyondellBasell Industries NV - Class A	3	320
NN Group NV	3	111
NXP Semiconductors NV (b)	3	322
Randstad NV	1	63
Reed Elsevier NV	8	180
Royal Dutch Shell Plc - Class A	40	1,385
Royal Dutch Shell Plc - Class B	33	1,165
Unibail-Rodamco SE	1	193
Unibail-Rodamco SE - CDI (b)	6	68
Unilever NV - CVA	14	753
Wolters Kluwer NV	3	146
		8,079
New Zealand 0.1%
a2 Milk Co. Ltd. (b)	5	40
Auckland International Airport Ltd.	9	40
Fisher & Paykel Healthcare Corp.	4	41
Fletcher Building Ltd.	6	30
Meridian Energy Ltd.	12	25
Ryman Healthcare Ltd.	4	30
Spark New Zealand Ltd.	17	42
		248
Norway 0.3%
Aker BP ASA	1	28
DNB Bank ASA	9	167
Equinor ASA	10	269
Gjensidige Forsikring ASA	2	29
Marine Harvest ASA	4	74
Norsk Hydro ASA	12	72
Orkla ASA	7	64
Schibsted ASA - Class B	1	23
Telenor ASA	6	133
Yara International ASA	2	66
		925
Portugal 0.1%
Energias de Portugal SA	21	85
Galp Energia SGPS SA	5	86

See accompanying Notes to Financial Statements.

19

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Jeronimo Martins SGPS SA	2	32
		203
Singapore 0.5%
Ascendas REIT	22	44
Capitaland Commercial Trust	23	28
CapitaLand Ltd.	23	53
CapitaMall Trust	22	34
City Developments Ltd.	4	29
ComfortDelgro Corp. Ltd.	20	34
DBS Group Holdings Ltd.	16	308
Flextronics International Ltd. (b)	4	63
Genting International Plc	54	48
Golden Agri-Resources Ltd.	65	15
Jardine Cycle & Carriage Ltd.	1	21
Keppel Corp. Ltd.	13	68
Oversea-Chinese Banking Corp. Ltd.	28	237
SembCorp Industries Ltd.	9	18
Singapore Airlines Ltd.	5	38
Singapore Airport Terminal Services Ltd.	6	23
Singapore Exchange Ltd.	7	38
Singapore Press Holdings Ltd. (a)	15	28
Singapore Technologies Engineering Ltd.	14	34
Singapore Telecommunications Ltd.	72	162
Suntec REIT	23	29
United Overseas Bank Ltd.	12	228
UOL Group Ltd.	4	25
Venture Corp. Ltd.	2	25
Wilmar International Ltd.	14	32
Yangzijiang Shipbuilding Holdings Ltd.	21	14
		1,676
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	2	83
Aena SME SA	1	105
Amadeus IT Group SA	4	300
Banco Bilbao Vizcaya Argentaria SA	58	409
Banco de Sabadell SA	48	81
Banco Santander SA	140	750
Bankia SA	9	34
Bankinter SA	6	58
CaixaBank SA	31	133
Enagas SA	2	60
Endesa SA (a)	3	63
Ferrovial SA	4	87
Gas Natural SDG SA	3	83
Grifols SA - Class A (a)	3	80
Iberdrola SA	50	389
Inditex SA	9	322
Mapfre SA	10	29
Red Electrica Corp. SA (a)	4	79
Repsol SA	11	216
Siemens Gamesa Renewable Energy SA (a)	2	28
Telefonica SA	41	345
		3,734
Sweden 0.9%
Alfa Laval AB	3	62
Assa Abloy AB - Class B	9	187
Atlas Copco AB - Class A	6	172
Atlas Copco AB - Class B	3	88
Boliden AB	2	80
Electrolux AB - Class B	2	49
Epiroc AB - Class A (b)	6	62
Epiroc AB - Class B (b)	3	31
Essity AB - Class B	5	128
Hennes & Mauritz AB - Class B (a)	8	114
Hexagon AB - Class B	2	123
Husqvarna AB - Class B	4	36
ICA Gruppen AB (a)	1	22
Industrivarden AB - Class C	2	29
Investor AB - Class B	4	162
Kinnevik AB - Class B	2	72
L E Lundbergforetagen AB - Series B	1	21
Lundin Petroleum AB	2	53
Nordea Bank AB	26	253
Sandvik AB	10	175
	Shares/Par[1]	Value ($)
Securitas AB - Class B	3	47
Skandinaviska Enskilda Banken AB - Class A	13	126
Skanska AB - Class B	3	55
SKF AB - Class B	3	63
Svenska Handelsbanken AB - Class A	13	149
Swedbank AB - Class A	8	170
Swedish Match AB	2	81
Tele2 AB - Class B	3	38
Telefonaktiebolaget LM Ericsson - Class B	27	207
Telia Co. AB	23	107
Volvo AB - Class B	14	218
		3,180
Switzerland 3.0%
ABB Ltd.	16	349
Adecco Group AG	1	87
Baloise Holding AG	—	59
Barry Callebaut AG	—	34
Cie Financiere Richemont SA	5	383
Clariant AG	2	42
Credit Suisse Group AG	22	331
Dufry AG	—	40
EMS-Chemie Holding AG	—	47
Ferguson Plc	2	165
Garmin Ltd.	1	64
Geberit AG	—	137
Givaudan SA	—	183
Glencore Plc	101	480
Julius Baer Group Ltd.	2	112
Kuehne & Nagel International AG	—	73
LafargeHolcim Ltd.	4	204
Lindt & Spruengli AG	—	76
Lonza Group AG	1	170
Nestle SA	27	2,103
Novartis AG	19	1,466
Pargesa Holding SA	—	30
Partners Group Holding AG	—	114
Roche Holding AG	6	1,357
Schindler Holding AG	—	38
SGS SA	—	122
Sika AG	1	158
Sonova Holding AG	—	84
STMicroelectronics NV	5	122
Straumann Holding AG	—	64
Swatch Group AG	—	43
Swatch Group AG	—	126
Swiss Life Holding AG	—	102
Swiss Prime Site AG	1	59
Swiss Re AG	3	235
Swisscom AG (a)	—	99
TE Connectivity Ltd.	3	279
Temenos Group AG	—	64
UBS Group AG	33	511
Vifor Pharma AG	—	70
Zurich Insurance Group AG	1	389
		10,671
United Arab Emirates 0.0%
NMC Health Plc	1	34
United Kingdom 5.8%
3i Group Plc	9	104
Admiral Group Plc	2	45
Anglo American Plc (a)	9	208
Antofagasta Plc	4	46
Aon Plc - Class A	2	292
Ashtead Group Plc	4	129
Associated British Foods Plc	3	110
AstraZeneca Plc	11	764
Auto Trader Group Plc	9	49
Aviva Plc	35	231
Babcock International Group Plc	2	25
BAE Systems Plc	28	238
Barclays Plc	148	369
Barratt Developments Plc	9	61
Berkeley Group Holdings Plc	1	53
BHP Billiton Plc	18	412

See accompanying Notes to Financial Statements.

20

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
BP Plc	172	1,309
British American Tobacco Plc	20	1,009
British Land Co. Plc	8	72
BT Group Plc	73	210
Bunzl Plc	3	91
Burberry Group Plc	4	104
Carnival Plc	2	91
Centrica Plc	50	104
Coca-Cola European Partners Plc	2	79
Coca-Cola HBC AG	2	54
Compass Group Plc	14	293
ConvaTec Group Plc	13	35
Croda International Plc	1	75
DCC Plc	1	73
Diageo Plc	22	778
Direct Line Insurance Group Plc	12	56
easyJet Plc	1	32
Experian Plc	8	201
Fiat Chrysler Automobiles NV (b)	9	177
Fresnillo Plc	2	30
G4S Plc	14	49
GlaxoSmithKline Plc	43	863
GVC Holdings Plc	4	62
Hammerson Plc	7	49
Hargreaves Lansdown Plc	2	60
HSBC Holdings Plc	174	1,628
IHS Markit Ltd. (b)	4	182
Imperial Brands Plc	8	307
Informa Plc	9	102
InterContinental Hotels Group Plc	2	101
International Consolidated Airlines Group SA	6	49
Intertek Group Plc	1	109
Investec Plc	6	42
ITV Plc	32	74
J Sainsbury Plc	15	63
John Wood Group Plc	6	46
Johnson Matthey Plc	2	83
Kingfisher Plc	20	78
Land Securities Group Plc	7	82
Legal & General Group Plc	52	183
Liberty Global Plc - Class A (b)	2	46
Liberty Global Plc - Class C (b)	5	133
Lloyds Banking Group Plc	626	519
London Stock Exchange Group Plc	3	158
Marks & Spencer Group Plc	14	55
Mediclinic International Plc	3	23
Meggitt Plc	7	46
Melrose Industries Plc	41	116
Merlin Entertainments Plc	6	33
Micro Focus International Plc	4	63
Mondi Plc	3	89
National Grid Plc	29	325
Next Plc	1	105
Pearson Plc	7	80
Persimmon Plc	3	93
Prudential Plc (c)	22	513
Reckitt Benckiser Group Plc	6	477
Relx Plc	9	200
Rio Tinto Plc	11	579
Rolls-Royce Holdings Plc	15	189
Royal Bank of Scotland Group Plc (b)	41	139
Royal Mail Plc	8	54
RSA Insurance Group Plc	9	82
Sage Group Plc	10	81
Schroders Plc	1	46
Segro Plc	9	80
Severn Trent Plc	2	56
Shire Plc	8	444
Sky Plc	9	172
Smith & Nephew Plc	8	139
Smiths Group Plc	4	79
SSE Plc	9	156
St. James's Place Plc	5	72
Standard Chartered Plc	25	225
Standard Life Aberdeen Plc	23	98
	Shares/Par[1]	Value ($)
Taylor Wimpey Plc	29	69
Tesco Plc	84	285
Travis Perkins Plc	2	43
TUI AG	4	86
Unilever Plc	11	594
United Utilities Group Plc	6	61
Vodafone Group Plc	232	562
Weir Group Plc	2	52
Whitbread Plc	2	86
Willis Towers Watson Plc	1	170
WM Morrison Supermarkets Plc	20	66
WPP Plc	11	175
		20,235
United States of America 58.9%
3M Co.	5	1,021
Abbott Laboratories	15	925
AbbVie Inc.	13	1,243
Abiomed Inc. (b)	—	120
Activision Blizzard Inc.	6	477
Acuity Brands Inc.	—	40
Adobe Systems Inc. (b)	4	1,047
Advance Auto Parts Inc.	1	90
Advanced Micro Devices Inc. (a) (b)	8	117
AerCap Holdings NV (b)	1	65
AES Corp.	6	80
Aetna Inc.	3	520
Affiliated Managers Group Inc.	—	73
Aflac Inc.	7	294
AGCO Corp.	1	35
Agilent Technologies Inc.	3	174
AGNC Investment Corp.	3	62
Air Products & Chemicals Inc.	2	296
Akamai Technologies Inc. (b)	2	110
Albemarle Corp. (a)	1	95
Alexandria Real Estate Equities Inc.	1	108
Alexion Pharmaceuticals Inc. (b)	2	246
Align Technology Inc. (b)	1	225
Alleghany Corp.	—	80
Alliance Data Systems Corp.	—	102
Alliant Energy Corp.	2	87
Allstate Corp.	3	284
Ally Financial Inc.	4	100
Alnylam Pharmaceuticals Inc. (b)	1	75
Alphabet Inc. - Class A (b)	3	2,937
Alphabet Inc. - Class C (b)	3	3,060
Altria Group Inc.	17	944
Amazon.com Inc. (b)	4	6,097
Amerco Inc.	—	22
Ameren Corp.	2	127
American Airlines Group Inc.	1	40
American Electric Power Co. Inc.	4	296
American Express Co.	6	629
American Financial Group Inc.	1	69
American International Group Inc.	8	414
American Tower Corp.	4	551
American Water Works Co. Inc.	2	131
Ameriprise Financial Inc.	1	179
AmerisourceBergen Corp.	1	120
AMETEK Inc.	2	144
Amgen Inc.	6	1,084
Amphenol Corp. - Class A	3	234
Anadarko Petroleum Corp.	5	348
Analog Devices Inc.	3	310
Andeavor Corp.	1	171
Annaly Capital Management Inc.	10	105
Ansys Inc. (b)	1	130
Antero Resources Corp. (b)	2	43
Anthem Inc.	2	532
AO Smith Corp.	1	74
Apache Corp.	3	154
Apple Inc.	44	8,201
Applied Materials Inc.	9	428
Aptiv Plc	2	215
ARAMARK Corp.	2	78

See accompanying Notes to Financial Statements.

21

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Archer-Daniels-Midland Co.	5	222
Arconic Inc.	3	59
Arista Networks Inc. (b)	—	109
Arrow Electronics Inc. (b)	1	60
Arthur J Gallagher & Co.	2	106
Assurant Inc.	—	51
AT&T Inc.	63	2,031
Athene Holding Ltd. - Class A (b)	1	56
Atmos Energy Corp.	1	85
Autodesk Inc. (b)	2	247
Autoliv Inc. (a)	1	107
Automatic Data Processing Inc.	4	517
AutoZone Inc. (b)	—	165
AvalonBay Communities Inc.	1	208
Avery Dennison Corp.	1	77
Avnet Inc.	1	49
Axalta Coating Systems Ltd. (b)	2	60
Baker Hughes a GE Co. LLC - Class A	4	116
Ball Corp.	3	102
Bank of America Corp.	85	2,396
Bank of New York Mellon Corp. (c)	9	480
Baxter International Inc.	4	328
BB&T Corp.	7	346
Becton Dickinson & Co.	2	552
Berkshire Hathaway Inc. - Class B (b)	11	2,077
Best Buy Co. Inc.	2	179
Biogen Inc. (b)	2	534
BioMarin Pharmaceutical Inc. (b)	2	149
BlackRock Inc.	1	522
Boeing Co.	5	1,638
Booking Holdings Inc. (b)	—	878
BorgWarner Inc.	2	79
Boston Properties Inc.	1	171
Boston Scientific Corp. (b)	12	390
Brighthouse Financial Inc. (b)	1	32
Bristol-Myers Squibb Co.	14	789
Broadcom Inc.	4	872
Broadridge Financial Solutions Inc.	1	119
Brown-Forman Corp. - Class B	2	108
Bunge Ltd.	1	88
C.H. Robinson Worldwide Inc.	1	103
CA Inc.	3	101
Cabot Oil & Gas Corp.	4	100
Cadence Design Systems Inc. (b)	2	106
Camden Property Trust	1	73
Campbell Soup Co. (a)	2	66
Capital One Financial Corp.	4	387
Cardinal Health Inc.	3	136
Carmax Inc. (a) (b)	2	117
Carnival Plc	4	206
Caterpillar Inc.	5	703
CBOE Global Markets Inc.	1	93
CBRE Group Inc. - Class A (b)	3	127
CBS Corp. - Class B	3	168
CDK Global Inc.	1	72
CDW Corp.	1	106
Celanese Corp. - Class A	1	135
Celgene Corp. (b)	7	523
Centene Corp. (b)	2	213
CenterPoint Energy Inc.	4	103
CenturyLink Inc.	8	157
Cerner Corp. (b)	3	155
CF Industries Holdings Inc.	2	89
Charles Schwab Corp.	10	536
Charter Communications Inc. - Class A (b)	1	430
Chemours Co.	2	69
Cheniere Energy Inc. (b)	2	115
Chevron Corp.	17	2,105
Chipotle Mexican Grill Inc. (b)	—	95
Chubb Ltd.	4	513
Church & Dwight Co. Inc.	2	120
CIGNA Corp.	2	364
Cimarex Energy Co.	1	83
Cincinnati Financial Corp.	1	95
Cintas Corp.	1	146
	Shares/Par[1]	Value ($)
Cisco Systems Inc.	42	1,811
CIT Group Inc.	1	59
Citigroup Inc.	22	1,503
Citizens Financial Group Inc.	4	166
Citrix Systems Inc. (b)	1	125
Clorox Co.	1	151
CME Group Inc.	3	485
CMS Energy Corp.	3	120
Coca-Cola Co.	35	1,547
Cognex Corp.	1	58
Cognizant Technology Solutions Corp. - Class A	5	405
Colgate-Palmolive Co.	7	470
Comcast Corp. - Class A	41	1,333
Comerica Inc.	2	137
CommScope Holding Co. Inc. (b)	2	51
ConAgra Brands Inc.	4	130
Concho Resources Inc. (b)	1	180
ConocoPhillips Co.	10	714
Consolidated Edison Inc.	3	210
Constellation Brands Inc. - Class A	1	328
Continental Resources Inc. (b)	1	54
Cooper Cos. Inc.	—	104
Copart Inc. (b)	1	82
Corning Inc.	8	207
CoStar Group Inc. (b)	—	132
Costco Wholesale Corp.	4	795
Coty Inc. - Class A	4	60
Crown Castle International Corp.	4	386
Crown Holdings Inc. (b)	1	55
CSX Corp.	7	476
Cummins Inc.	1	182
CVS Health Corp.	9	567
D.R. Horton Inc.	3	129
Danaher Corp.	5	538
Darden Restaurants Inc.	1	120
DaVita Inc. (b)	1	87
Deere & Co.	3	367
Dell Technologies Inc. - Class V (b)	2	152
Delta Air Lines Inc.	2	79
Dentsply Sirona Inc.	2	91
Devon Energy Corp.	5	199
Diamondback Energy Inc.	1	104
Digital Realty Trust Inc.	2	201
Discover Financial Services	3	222
Discovery Inc. - Class A (a) (b)	1	39
Discovery Inc. - Class C (b)	3	70
DISH Network Corp. - Class A (b)	2	69
Dollar General Corp.	2	237
Dollar Tree Inc. (b)	2	177
Dominion Energy Inc.	6	386
Domino's Pizza Inc.	—	111
Dover Corp.	1	98
DowDuPont Inc.	20	1,345
Dr. Pepper Snapple Group Inc.	2	194
DTE Energy Co.	2	163
Duke Energy Corp.	6	481
Duke Realty Corp.	3	93
DXC Technology Co.	3	202
E*TRADE Financial Corp. (b)	2	142
East West Bancorp Inc.	1	81
Eastman Chemical Co.	1	124
Eaton Corp. Plc	4	286
Eaton Vance Corp.	1	54
eBay Inc. (b)	9	313
Ecolab Inc.	2	317
Edison International	3	181
Edwards Lifesciences Corp. (b)	2	270
Electronic Arts Inc. (b)	3	377
Eli Lilly & Co.	9	736
Emerson Electric Co.	6	390
Entergy Corp.	2	127
EOG Resources Inc.	5	626
EQT Corp.	2	124
Equifax Inc.	1	132
Equinix Inc.	1	298

See accompanying Notes to Financial Statements.

22

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Equity Residential Properties Inc.	3	205
Essex Property Trust Inc.	1	138
Estee Lauder Cos. Inc. - Class A	2	281
Everest Re Group Ltd.	—	81
Evergy Inc.	2	116
Eversource Energy	3	163
Exelon Corp.	8	360
Expedia Group Inc.	1	136
Expeditors International of Washington Inc.	2	112
Express Scripts Holding Co. (b)	5	380
Extra Space Storage Inc.	1	113
Exxon Mobil Corp.	37	3,056
F5 Networks Inc. (b)	1	93
Facebook Inc. - Class A (b)	21	4,059
Fastenal Co.	3	123
Federal Realty Investment Trust	1	79
FedEx Corp.	2	503
Fidelity National Financial Inc.	2	88
Fidelity National Information Services Inc.	3	310
Fifth Third Bancorp	6	180
First Data Corp. - Class A (b)	4	84
First Republic Bank	1	132
FirstEnergy Corp.	4	138
Fiserv Inc. (b)	4	268
FleetCor Technologies Inc. (b)	1	163
FLIR Systems Inc.	1	64
Flowserve Corp.	1	48
Fluor Corp.	1	62
FMC Corp.	1	108
Ford Motor Co.	32	357
Fortinet Inc. (b)	1	84
Fortive Corp.	3	211
Fortune Brands Home & Security Inc.	1	74
Franklin Resources Inc.	3	92
Freeport-McMoRan Inc. - Class B	12	208
Gap Inc.	2	69
Gartner Inc. (b)	1	109
General Dynamics Corp.	2	411
General Electric Co.	76	1,028
General Mills Inc.	5	218
General Motors Co.	11	438
Genuine Parts Co.	1	118
GGP Inc.	6	116
Gilead Sciences Inc.	11	806
Global Payments Inc.	1	154
GoDaddy Inc. - Class A (b)	1	73
Goldman Sachs Group Inc.	3	688
Goodyear Tire & Rubber Co.	2	51
H&R Block Inc.	2	43
Halliburton Co.	8	342
HanesBrands Inc. (a)	3	72
Harley-Davidson Inc.	1	59
Harris Corp.	1	152
Hartford Financial Services Group Inc.	3	163
Hasbro Inc.	1	94
HCA Healthcare Inc.	2	252
HCP Inc.	4	110
HD Supply Holdings Inc. (b)	2	69
Helmerich & Payne Inc.	1	63
Henry Schein Inc. (b)	1	98
Hershey Co.	1	114
Hess Corp.	3	168
Hewlett Packard Enterprise Co.	14	202
Hilton Worldwide Holdings Inc.	2	194
HollyFrontier Corp.	2	104
Hologic Inc. (b)	2	94
Home Depot Inc.	10	1,986
Honeywell International Inc.	7	938
Hormel Foods Corp. (a)	3	97
Host Hotels & Resorts Inc.	7	137
HP Inc.	15	329
Humana Inc.	1	358
Huntington Bancshares Inc.	9	138
Huntington Ingalls Industries Inc.	—	90
IAC/InterActiveCorp. (b)	1	98
	Shares/Par[1]	Value ($)
IDEX Corp.	1	94
Idexx Laboratories Inc. (b)	1	166
Illinois Tool Works Inc.	3	371
Illumina Inc. (b)	1	354
Incyte Corp. (b)	2	106
Ingredion Inc.	1	71
Intel Corp.	41	2,028
Intercontinental Exchange Inc.	5	374
International Business Machines Corp.	8	1,113
International Flavors & Fragrances Inc.	1	85
International Paper Co.	3	179
Interpublic Group of Cos. Inc.	3	78
Intuit Inc.	2	431
Intuitive Surgical Inc. (b)	1	466
Invesco Ltd.	4	95
Invitation Homes Inc.	2	56
IPG Photonics Corp. (b)	—	73
IQVIA Holdings Inc. (b)	1	137
Iron Mountain Inc.	2	79
Jack Henry & Associates Inc.	1	86
Jacobs Engineering Group Inc.	1	69
Jardine Strategic Holdings Ltd.	2	73
Jazz Pharmaceuticals Plc (b)	1	93
JB Hunt Transport Services Inc.	1	96
Jefferies Financial Group Inc.	3	62
JM Smucker Co.	1	106
Johnson & Johnson	23	2,842
Johnson Controls International Plc	8	269
Jones Lang LaSalle Inc.	—	68
JPMorgan Chase & Co.	30	3,122
Juniper Networks Inc.	3	88
Kansas City Southern	1	94
Kellogg Co.	2	158
KeyCorp	10	187
Keysight Technologies Inc. (b)	1	77
Kimberly-Clark Corp.	3	322
Kimco Realty Corp.	4	65
Kinder Morgan Inc.	17	308
KLA-Tencor Corp.	1	139
Knight-Swift Transportation Holdings Inc. - Class A	1	46
Kohl's Corp.	1	106
Kraft Heinz Foods Co.	5	337
Kroger Co.	8	217
L3 Technologies Inc.	1	130
Laboratory Corp. of America Holdings (b)	1	160
Lam Research Corp.	1	247
Las Vegas Sands Corp.	3	266
Lear Corp.	1	108
Leggett & Platt Inc.	1	53
Leidos Holdings Inc.	1	73
Lennar Corp. - Class A	3	134
Lennox International Inc.	—	69
Liberty Broadband Corp. - Class C (b)	1	73
Liberty Media Group - Class C (b)	1	53
Liberty Property Trust	1	59
Liberty SiriusXM Group - Class A (b)	1	38
Liberty SiriusXM Group - Class C (b)	2	69
Limited Brands Inc.	2	79
Lincoln National Corp.	2	121
Live Nation Inc. (b)	1	52
LKQ Corp. (b)	3	86
Lockheed Martin Corp.	2	664
Loews Corp.	2	119
Lowe's Cos. Inc.	7	691
M&T Bank Corp.	1	209
Macerich Co.	1	58
Macy's Inc.	3	103
Manpower Inc.	1	50
Marathon Oil Corp.	7	156
Marathon Petroleum Corp.	4	292
Markel Corp. (b)	—	133
Marriott International Inc. - Class A	3	341
Marsh & McLennan Cos. Inc.	4	364
Martin Marietta Materials Inc.	1	123
Marvell Technology Group Ltd.	4	76

See accompanying Notes to Financial Statements.

23

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Masco Corp.	3	105
MasterCard Inc. - Class A	8	1,609
Mattel Inc. (a)	3	51
Maxim Integrated Products Inc.	2	143
McCormick & Co. Inc. (a)	1	119
McDonald's Corp.	7	1,088
McKesson Corp.	2	241
Merck & Co. Inc.	24	1,429
MetLife Inc.	8	339
Mettler-Toledo International Inc. (b)	—	131
MGM Resorts International	5	132
Michael Kors Holdings Ltd. (b)	1	87
Microchip Technology Inc.	2	190
Micron Technology Inc. (b)	10	526
Microsoft Corp.	64	6,302
Mid-America Apartment Communities Inc.	1	103
Middleby Corp. (b)	—	49
Mohawk Industries Inc. (b)	1	117
Molson Coors Brewing Co. - Class B	2	117
Mondelez International Inc. - Class A	13	533
Monster Beverage Corp. (b)	3	200
Moody's Corp.	2	258
Morgan Stanley	12	559
Mosaic Co.	3	84
Motorola Solutions Inc.	1	163
MSCI Inc.	1	134
Mylan NV (b)	4	159
NASDAQ Inc.	1	95
National Oilwell Varco Inc.	3	142
National Retail Properties Inc.	1	59
Nektar Therapeutics (b)	1	55
NetApp Inc.	2	187
Netflix Inc. (b)	4	1,476
New York Community Bancorp Inc.	4	49
Newell Brands Inc.	4	113
Newfield Exploration Co. (b)	2	54
Newmont Mining Corp.	5	176
News Corp. - Class A	3	54
NextEra Energy Inc.	4	684
Nielsen Holdings Plc	3	100
Nike Inc. - Class B	11	910
NiSource Inc.	3	74
Noble Energy Inc.	4	144
Nordstrom Inc.	1	57
Norfolk Southern Corp.	2	375
Northern Trust Corp.	2	196
Northrop Grumman Systems Corp.	1	443
Norwegian Cruise Line Holdings Ltd. (b)	2	85
Nucor Corp.	3	175
Nvidia Corp.	5	1,193
NVR Inc. (b)	—	95
Occidental Petroleum Corp.	7	557
OGE Energy Corp.	2	64
Old Dominion Freight Line Inc.	1	82
Omnicom Group Inc.	2	154
ON Semiconductor Corp. (b)	3	66
ONEOK Inc.	4	247
Oracle Corp.	27	1,202
O'Reilly Automotive Inc. (b)	1	202
Owens Corning Inc.	1	52
PACCAR Inc.	3	191
Packaging Corp. of America	1	95
Palo Alto Networks Inc. (b)	1	163
Parker Hannifin Corp.	1	182
Parsley Energy Inc. - Class A (b)	2	61
Paychex Inc.	3	197
PayPal Holdings Inc. (b)	10	828
People's United Financial Inc.	3	56
PepsiCo Inc.	12	1,349
Perrigo Co. Plc	1	82
Pfizer Inc.	52	1,885
PG&E Corp.	4	191
Philip Morris International Inc.	14	1,092
Phillips 66	4	425
Pinnacle West Capital Corp.	1	81
	Shares/Par[1]	Value ($)
Pioneer Natural Resources Co.	1	283
Plains GP Holdings LP - Class A (b)	1	32
PNC Financial Services Group Inc.	4	559
Polaris Industries Inc.	1	66
PPG Industries Inc.	2	234
PPL Corp.	6	172
Praxair Inc.	2	393
Principal Financial Group Inc.	2	132
Procter & Gamble Co.	22	1,726
Progressive Corp.	5	303
ProLogis Inc.	5	307
Prudential Financial Inc.	4	344
Public Service Enterprise Group Inc.	4	241
Public Storage	1	313
Pulte Homes Inc.	2	68
PVH Corp.	1	101
Qiagen NV (b)	2	70
Qorvo Inc. (b)	1	92
QUALCOMM Inc.	13	720
Quest Diagnostics Inc.	1	129
Qurate Retail Group Inc. - Class A (b)	4	80
Ralph Lauren Corp. - Class A	—	63
Raymond James Financial Inc.	1	101
Raytheon Co.	3	486
Realty Income Corp.	2	133
Red Hat Inc. (b)	2	209
Regency Centers Corp.	1	86
Regeneron Pharmaceuticals Inc. (b)	1	237
Regions Financial Corp.	10	179
Reinsurance Group of America Inc.	1	74
Republic Services Inc.	2	138
ResMed Inc.	1	133
Robert Half International Inc.	1	69
Rockwell Automation Inc.	1	187
Rockwell Collins Inc.	1	192
Rollins Inc.	1	46
Roper Industries Inc.	1	248
Ross Stores Inc.	3	284
Royal Caribbean Cruises Ltd.	2	156
S&P Global Inc.	2	452
Sabre Corp.	2	47
Salesforce.com Inc. (b)	6	815
SBA Communications Corp. (b)	1	168
SCANA Corp.	1	47
Schlumberger Ltd.	12	809
Sealed Air Corp.	2	64
Seattle Genetics Inc. (b)	1	60
SEI Investments Co.	1	75
Sempra Energy	2	243
Sensata Technologies Holding Plc (b)	1	68
ServiceNow Inc. (b)	1	257
Sherwin-Williams Co.	1	302
Signature Bank (b)	—	63
Simon Property Group Inc.	3	472
Sirius XM Holdings Inc. (a)	14	95
Skyworks Solutions Inc.	2	156
SL Green Realty Corp.	1	87
Snap-On Inc.	—	78
Southern Co.	9	404
Southwest Airlines Co.	1	66
Spirit Aerosystems Holdings Inc. - Class A	1	83
Splunk Inc. (b)	1	123
Sprint Corp. (a) (b)	7	39
Square Inc. - Class A (a) (b)	2	145
SS&C Technologies Holdings Inc.	2	86
Stanley Black & Decker Inc.	1	179
Starbucks Corp.	12	605
State Street Corp.	3	300
Steel Dynamics Inc.	2	97
Stericycle Inc. (b)	1	50
Stryker Corp.	3	495
SunTrust Banks Inc.	4	273
SVB Financial Group (b)	—	136
Symantec Corp.	6	114
Synchrony Financial	6	211

See accompanying Notes to Financial Statements.

24

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Synopsys Inc. (b)	1	113
Sysco Corp.	4	293
T. Rowe Price Group Inc.	2	249
Take-Two Interactive Software Inc. (b)	1	120
Tapestry Inc.	3	119
Targa Resources Corp.	2	96
Target Corp.	4	341
TD Ameritrade Holding Corp.	2	130
TechnipFMC Plc	4	122
Teleflex Inc.	—	109
Tesla Inc. (a) (b)	1	380
Texas Instruments Inc.	9	946
Textron Inc.	2	152
Thermo Fisher Scientific Inc.	3	723
Tiffany & Co.	1	129
TJX Cos. Inc.	5	523
T-Mobile US Inc. (b)	3	173
Toll Brothers Inc.	1	46
Torchmark Corp.	1	77
Total System Services Inc.	1	123
Tractor Supply Co.	1	88
TransDigm Group Inc.	—	142
TransUnion LLC	2	108
Travelers Cos. Inc.	2	291
Trimble Inc. (b)	2	75
TripAdvisor Inc. (b)	1	58
Twenty-First Century Fox Inc. - Class A	9	455
Twenty-First Century Fox Inc. - Class B	4	187
Twitter Inc. (b)	6	254
Tyson Foods Inc. - Class A	3	175
U.S. Bancorp	14	687
UDR Inc.	2	90
UGI Corp.	2	81
Ulta Beauty Inc. (b)	—	116
Under Armour Inc. - Class A (a) (b)	2	38
Under Armour Inc. - Class C (a) (b)	2	36
Union Pacific Corp.	7	971
United Continental Holdings Inc. (b)	1	48
United Parcel Service Inc. - Class B	6	635
United Rentals Inc. (b)	1	110
United Technologies Corp.	7	826
United Therapeutics Corp. (b)	—	46
UnitedHealth Group Inc.	8	2,072
Universal Health Services Inc. - Class B	1	84
Unum Group	2	74
Vail Resorts Inc.	—	98
Valeant Pharmaceuticals International Inc. (b)	3	70
Valero Energy Corp.	4	422
Varian Medical Systems Inc. (b)	1	94
Veeva Systems Inc. - Class A (b)	1	75
Ventas Inc.	3	175
Vereit Inc.	9	65
VeriSign Inc. (b)	1	108
Verisk Analytics Inc. (b)	1	145
Verizon Communications Inc.	36	1,809
Vertex Pharmaceuticals Inc. (b)	2	378
VF Corp.	3	243
Viacom Inc. - Class B	3	96
Visa Inc. - Class A	16	2,084
Vistra Energy Corp. (b)	3	65
VMware Inc. - Class A (b)	1	91
Vornado Realty Trust	1	110
Voya Financial Inc.	2	72
Vulcan Materials Co.	1	148
WABCO Holdings Inc. (b)	—	51
Wabtec Corp.	1	77
Walgreens Boots Alliance Inc.	7	439
Walmart Inc.	13	1,114
Walt Disney Co.	13	1,379
Waste Connections Inc.	2	172
Waste Management Inc.	4	307
Waters Corp. (b)	1	136
WEC Energy Group Inc.	3	179
Wells Fargo & Co.	41	2,261
Welltower Inc.	3	201
	Shares/Par[1]	Value ($)
Western Digital Corp.	3	198
Western Union Co.	4	80
Westlake Chemical Corp.	—	29
WestRock Co.	2	130
Weyerhaeuser Co.	7	241
Whirlpool Corp.	1	90
Williams Cos. Inc.	7	197
Workday Inc. - Class A (b)	1	144
Worldpay Inc. - Class A (b)	3	213
WR Berkley Corp.	1	60
WW Grainger Inc.	—	129
Wynn Resorts Ltd.	1	138
Xcel Energy Inc.	4	204
Xerox Corp.	2	44
Xilinx Inc.	2	147
XL Group Ltd.	2	128
XPO Logistics Inc. (b)	1	84
Xylem Inc.	2	109
Yum! Brands Inc.	3	217
Zayo Group Holdings Inc. (b)	2	60
Zillow Group Inc. - Class C (a) (b)	1	56
Zimmer Biomet Holdings Inc.	2	198
Zions Bancorp	2	94
Zoetis Inc. - Class A	4	361
		207,023
Total Common Stocks (cost $330,651)		347,799
PREFERRED STOCKS 0.3%
Germany 0.2%
Bayerische Motoren Werke AG	—	40
Fuchs Petrolub SE	1	31
Henkel AG & Co. KGaA (d)	2	200
Porsche Automobil Holding SE (d)	1	88
Sartorius AG	—	37
Schaeffler AG	2	20
Volkswagen AG (d)	2	267
		683
Switzerland 0.1%
Lindt & Spruengli AG (d)	—	58
Schindler Holding AG (d)	—	79
		137
Total Preferred Stocks (cost $838)		820
RIGHTS 0.0%
Italy 0.0%
Intesa Sanpaolo SpA (b)	126	1
Spain 0.0%
Repsol SA (a) (b)	11	6
Total Rights (cost $6)		7
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (e)	1,536	1,536
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	2,218	2,218
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	190	189
Total Short Term Investments (cost $3,943)		3,943
Total Investments 100.3% (cost $335,438)		352,569
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.3)%		(988)
Total Net Assets 100.0%		351,592

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Investment in affiliate.

(d)  Convertible security.

(e)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

25

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BOA - Bancamerica Securities/Bank of America NA	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
HSB - HSBC Securities Inc.

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

26

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.